UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: July 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUL    07.31.18

ANNUAL REPORT

AB MULTI-MANAGER SELECT

RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Multi-Manager Select Retirement Funds (collectively the “Funds”, and individually a “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Funds’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 1

ANNUAL REPORT

September 12, 2018

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds for the annual reporting period ended July 31, 2018.

Each Fund’s investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with its asset mix.

NAV RETURNS AS OF JULY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
Class A Shares	-1.41%	2.80%
Class C Shares	-1.72%	2.11%
Advisor Class Shares[1]	-1.22%	3.15%
Class R Shares[1]	-1.60%	2.53%
Class K Shares[1]	-1.41%	2.77%
Class I Shares[1]	-1.29%	3.02%
Class Z Shares[1]	-1.22%	3.20%
S&P Target Date Retirement Income Index	-0.34%	4.20%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2010 FUND
Class A Shares	-1.67%	4.31%
Class C Shares	-1.95%	3.50%
Advisor Class Shares[1]	-1.50%	4.67%
Class R Shares[1]	-1.76%	4.06%
Class K Shares[1]	-1.58%	4.32%
Class I Shares[1]	-1.49%	4.53%
Class Z Shares[1]	-1.58%	4.51%
S&P Target Date 2010 Index	-0.37%	4.85%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

2 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JULY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2015 FUND
Class A Shares	-1.98%	5.02%
Class C Shares	-2.35%	4.15%
Advisor Class Shares[1]	-1.86%	5.21%
Class R Shares[1]	-2.11%	4.73%
Class K Shares[1]	-2.02%	4.98%
Class I Shares[1]	-1.83%	5.25%
Class Z Shares[1]	-1.93%	5.14%
S&P Target Date 2015 Index	-0.41%	5.63%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2020 FUND
Class A Shares	-2.01%	5.74%
Class C Shares	-2.38%	4.97%
Advisor Class Shares[1]	-1.92%	6.02%
Class R Shares[1]	-2.14%	5.48%
Class K Shares[1]	-2.05%	5.74%
Class I Shares[1]	-1.91%	5.91%
Class Z Shares[1]	-1.87%	6.05%
S&P Target Date 2020 Index	-0.50%	6.38%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2025 FUND
Class A Shares	-2.03%	6.99%
Class C Shares	-2.38%	6.26%
Advisor Class Shares[1]	-1.86%	7.31%
Class R Shares[1]	-2.16%	6.76%
Class K Shares[1]	-2.07%	7.01%
Class I Shares[1]	-1.89%	7.27%
Class Z Shares[1]	-1.90%	7.30%
S&P Target Date 2025 Index	-0.64%	7.56%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 3

NAV RETURNS AS OF JULY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2030 FUND
Class A Shares	-2.23%	7.99%
Class C Shares	-2.65%	7.10%
Advisor Class Shares[1]	-2.14%	8.21%
Class R Shares[1]	-2.36%	7.71%
Class K Shares[1]	-2.27%	7.92%
Class I Shares[1]	-2.10%	8.27%
Class Z Shares[1]	-2.02%	8.29%
S&P Target Date 2030 Index	-0.72%	8.75%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2035 FUND
Class A Shares	-2.32%	9.07%
Class C Shares	-2.74%	8.22%
Advisor Class Shares[1]	-2.24%	9.37%
Class R Shares[1]	-2.54%	8.75%
Class K Shares[1]	-2.29%	9.12%
Class I Shares[1]	-2.18%	9.33%
Class Z Shares[1]	-2.21%	9.37%
S&P Target Date 2035 Index	-0.85%	9.83%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2040 FUND
Class A Shares	-2.45%	9.81%
Class C Shares	-2.79%	8.98%
Advisor Class Shares[1]	-2.29%	10.10%
Class R Shares[1]	-2.51%	9.62%
Class K Shares[1]	-2.43%	9.77%
Class I Shares[1]	-2.25%	10.08%
Class Z Shares[1]	-2.27%	10.14%
S&P Target Date 2040 Index	-0.90%	10.59%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

4 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NAV RETURNS AS OF JULY 31, 2018 (unaudited)

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2045 FUND
Class A Shares	-2.41%	10.29%
Class C Shares	-2.80%	9.35%
Advisor Class Shares[1]	-2.24%	10.57%
Class R Shares[1]	-2.48%	10.00%
Class K Shares[1]	-2.39%	10.24%
Class I Shares[1]	-2.22%	10.55%
Class Z Shares[1]	-2.24%	10.60%
S&P Target Date 2045 Index	-0.97%	10.95%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2050 FUND
Class A Shares	-2.36%	10.25%
Class C Shares	-2.78%	9.38%
Advisor Class Shares[1]	-2.35%	10.50%
Class R Shares[1]	-2.57%	9.99%
Class K Shares[1]	-2.41%	10.27%
Class I Shares[1]	-2.35%	10.46%
Class Z Shares[1]	-2.32%	10.53%
S&P Target Date 2050 Index	-0.98%	11.27%

	6 Months	12 Months
AB MULTI-MANAGER SELECT 2055 FUND
Class A Shares	-2.31%	10.37%
Class C Shares	-2.71%	9.54%
Advisor Class Shares[1]	-2.20%	10.66%
Class R Shares[1]	-2.48%	10.09%
Class K Shares[1]	-2.40%	10.36%
Class I Shares[1]	-2.21%	10.54%
Class Z Shares[1]	-2.24%	10.61%
S&P Target Date 2055 Index	-1.01%	11.36%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 5

INVESTMENT RESULTS

The preceding tables show the Funds’ performance compared to their benchmarks, the Standard & Poor’s (“S&P”) Target Date Index Series, for the six- and 12-month periods ended July 31, 2018.

The benchmarks are as follows: Retirement Allocation Fund, the S&P Target Date Retirement Income Index; Select 2010 Fund, the S&P Target Date 2010 Index; Select 2015 Fund, the S&P Target Date 2015 Index; Select 2020 Fund, the S&P Target Date 2020 Index; Select 2025 Fund, the S&P Target Date 2025 Index; Select 2030 Fund, the S&P Target Date 2030 Index; Select 2035 Fund, the S&P Target Date 2035 Index; Select 2040 Fund, the S&P Target Date 2040 Index; Select 2045 Fund, the S&P Target Date 2045 Index; Select 2050 Fund, the S&P Target Date 2050 Index; and Select 2055 Fund, the S&P Target Date 2055 Index.

For the 12-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Relative to the respective benchmarks, strategic asset allocation detracted for all vintages except the 2010 to 2020 vintages. Diversification was not rewarded during this period. While lower allocations in US equities and higher allocations in inflation-sensitive assets, equity diversifiers and high income detracted from performance during the 12-month period, underweights to core bonds, short-duration bonds and an overweight to defensive equities contributed. Underlying Portfolio selection benefited younger participants (2025 to 2055 vintages) and detracted for older participants (Retirement Allocation to 2020 vintages). Notable detractors included AB All Market Real Return Portfolio (real assets), AB Concentrated Growth Fund (US large-cap), Boston Partners Long/Short Fund (equity diversifier) and AQR Equity Market Neutral Fund (equity diversifier). Notable contributors included AB Relative Value Fund (US large-cap), AQR Long-Short Equity Fund (equity diversifier), AB Discovery Growth Fund (US small/mid-cap) and T. Rowe Price International Discovery Fund (non-US small/mid-cap). Tactical asset allocation, employed through the Adviser’s dynamic asset allocation (“DAA”) process, detracted. During the period, DAA caused the Funds to be, on average, overweight emerging-market equities, non-US large-caps and real assets, and underweight US large-caps, core bonds and short-duration bonds. The main detractors from DAA included the underweight to US large-caps, as well as the overweights to real assets and emerging-market equities.

For the six-month period, all share classes of all vintages underperformed their respective benchmarks, before sales charges.

Strategic asset allocation detracted from returns for younger participants (2030 to 2055 vintages) and contributed for older participants (Retirement Allocation to 2025 vintages). While underweights to non-US large-caps and core bonds contributed, underweights to US small/mid-cap equities and short-duration bonds, as well as overweights to high income and

6 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

equity diversifiers, detracted. Underlying Portfolio selection detracted for the six-month period. Notable detractors included Boston Partners Long/Short Fund, AQR Style Premia Alternative Fund (fixed-income diversifier) and AQR Equity Market Neutral Fund. Notable contributors included MFS Institutional International Equity Fund (non-US large-cap), AB Relative Value Fund and T. Rowe Price International Discovery Fund. Tactical asset allocation detracted from performance for all vintages. During the period, DAA caused the Funds to be, on average, overweight real assets and emerging-market equities, and underweight core bonds, US large-caps and short-duration bonds. Primary detractors from DAA were the underweights in core bonds and US large-cap equities, as well as the overweights in real assets and emerging-market equities.

The Funds did not directly utilize derivatives during either period.

Please note: MFS is a registered service mark of Massachusetts Financial Services Company. None of Boston Partners; AQR Capital Management, LLC; T. Rowe Price Associates, Inc. or Massachusetts Financial Services Company make any representations regarding the advisability of investing in the Funds.

MARKET REVIEW AND INVESTMENT STRATEGY

Global stocks rallied during the 12-month period ended July 31, 2018. Performance in the US was particularly strong, as major corporate tax reform and strong earnings helped US stock market indices reach all-time highs. Geopolitical concerns—especially tension between the US and North Korea—weighed on performance early in the period but were soon overshadowed by the expected benefits of tax reform. Market jitters returned as investors feared the impact of rising interest rates. Then, increasing trade disputes caused equities to decline. The US imposed tariffs on Chinese, European, Canadian and Mexican goods, which were met with retaliatory sanctions. Strong corporate earnings and economic data helped buoy stocks at the end of the period.

Fixed-income market performance was mixed. Developed-market treasuries rallied, outperforming the positive returns of both global high yield and emerging-market local-currency government bonds, while investment-grade securities ended the period in negative territory. Developed-market yield curves generally either rose or flattened, with shorter maturities rising while longer maturities moved lower (bond yields move inversely to price). The US Federal Reserve hiked rates three times during the period, while the Bank of Canada raised rates four times. The European Central Bank started to scale back asset purchases, and the Bank of Japan slightly tweaked its monetary policy, paving the way to allow rates and yields to move higher.

Each Fund’s overall positioning remained close to the stated age-based target asset mix for the particular Fund. Within growth assets, the Funds were overweight real assets, which tend to do well later in economic

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 7

cycles, when inflationary pressure rises as labor markets tighten and capacity constraints begin to bind. As the market evolves, the Funds’ Senior Investment Management Team continues to carefully monitor the current economic backdrop and make changes to positioning as necessary.

INVESTMENT POLICIES

In seeking to achieve their investment objective, the Funds focus their investments while seeking to minimize short-term risks on a combination of AB mutual funds and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Portfolios”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Portfolios in accordance with its current asset mix. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC (“Morningstar”), the Funds’ sub-adviser, selects Underlying Portfolios within each asset class for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The Adviser has directed Morningstar to normally select Underlying Portfolios so that 10% to 50% of each Fund’s net assets is invested in AB mutual funds. ETFs will normally represent a significant portion of the Fund’s investments, and these ETFs are typically passive vehicles intended to track the performance of particular securities indices rather than actively managed funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund, each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately 15 years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described fully in the prospectus. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and the Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds allocate their investments in Underlying Portfolios that invest in the following asset classes: traditional equity securities, defensive equity securities, equity diversifiers, inflation-sensitive instruments, fixed-income diversifiers, core fixed-income securities and short-duration fixed-income securities (including high-yield bonds or “junk bonds”). For these purposes, inflation-sensitive instruments

(continued on next page)

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include investments in funds focused on real estate securities, commodities and inflation-indexed securities; fixed-income diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds; short-duration fixed-income securities include investments in funds focused on minimizing risk of loss by maintaining average maturities of three years or less; defensive equity securities include investments in funds focusing on low volatility equities and other equity strategies emphasizing high-quality cash flows and dividends; and equity diversifiers include investments in funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in investments within each asset class. Each Underlying Portfolio may enter into derivatives transactions, such as options, futures contracts, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Portfolio’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary DAA process. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA will aim to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by seeking to mitigate the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Portfolio investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 9

DISCLOSURES AND RISKS

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series® (each, an “Index”) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include US large-cap, US mid-cap, US small-cap, international equities, emerging-market equities, US and international real estate investment trusts, core fixed-income, cash equivalents, Treasury inflation-protected securities, high-yield corporate bonds and commodities. Each Index uses the performance of other indices to track each asset class for purposes of Index calculation. The original inception date for the Indices was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011, and the S&P Target Date 2055 Index, which was May 31, 2012. The performance of the Indices does not reflect the deduction of expenses associated with a fund, such as investment management fees. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or US or non-US securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which they might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest-Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Funds may be subject to heightened interest-rate risk due to rising rates as the current period of

10 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

DISCLOSURES AND RISKS (continued)

historically low interest rates may be ending. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Portfolios in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High-Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment-grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-US) Risk: Investments in non-US issuers by Underlying Portfolios may involve more risk than investments in US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce their returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 11

DISCLOSURES AND RISKS (continued)

Leverage Risk: Borrowing money or other leverage may make an Underlying Portfolio’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Portfolio may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are actively managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Funds will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Funds’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

12 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select Retirement Allocation Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 13

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.80%	-1.59%
Since Inception[1]	3.45%	2.22%
CLASS C SHARES
1 Year	2.11%	1.11%
Since Inception[1]	2.65%	2.65%
ADVISOR CLASS SHARES[2]
1 Year	3.15%	3.15%
Since Inception[1]	3.69%	3.69%
CLASS R SHARES[2]
1 Year	2.53%	2.53%
Since Inception[1]	3.14%	3.14%
CLASS K SHARES[2]
1 Year	2.77%	2.77%
Since Inception[1]	3.42%	3.42%
CLASS I SHARES[2]
1 Year	3.02%	3.02%
Since Inception[1]	3.67%	3.67%
CLASS Z SHARES[2]
1 Year	3.20%	3.20%
Since Inception[1]	3.70%	3.70%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 6.70%, 7.59%, 6.54%, 3.97%, 3.74%, 3.44% and 3.34% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.45%, 1.20%, 0.20%, 0.70%, 0.45%, 0.20% and 0.20% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

14 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 15

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-1.27%
Since Inception[1]	2.04%
CLASS C SHARES
1 Year	1.41%
Since Inception[1]	2.50%
ADVISOR CLASS SHARES[2]
1 Year	3.36%
Since Inception[1]	3.52%
CLASS R SHARES[2]
1 Year	2.82%
Since Inception[1]	2.99%
CLASS K SHARES[2]
1 Year	3.16%
Since Inception[1]	3.28%
CLASS I SHARES[2]
1 Year	3.33%
Since Inception[1]	3.51%
CLASS Z SHARES[2]
1 Year	3.30%
Since Inception[1]	3.52%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

16 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2010 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2010 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 17

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.31%	-0.10%
Since Inception[1]	4.60%	3.37%
CLASS C SHARES
1 Year	3.50%	2.50%
Since Inception[1]	3.79%	3.79%
ADVISOR CLASS SHARES[2]
1 Year	4.67%	4.67%
Since Inception[1]	4.87%	4.87%
CLASS R SHARES[2]
1 Year	4.06%	4.06%
Since Inception[1]	4.35%	4.35%
CLASS K SHARES[2]
1 Year	4.32%	4.32%
Since Inception[1]	4.56%	4.56%
CLASS I SHARES[2]
1 Year	4.53%	4.53%
Since Inception[1]	4.84%	4.84%
CLASS Z SHARES[2]
1 Year	4.51%	4.51%
Since Inception[1]	4.84%	4.84%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.86%, 4.76%, 3.69%, 3.26%, 2.98%, 2.78% and 2.59% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

18 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 19

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2010 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	0.12%
Since Inception[1]	3.13%
CLASS C SHARES
1 Year	2.89%
Since Inception[1]	3.59%
ADVISOR CLASS SHARES[2]
1 Year	4.97%
Since Inception[1]	4.67%
CLASS R SHARES[2]
1 Year	4.36%
Since Inception[1]	4.14%
CLASS K SHARES[2]
1 Year	4.61%
Since Inception[1]	4.34%
CLASS I SHARES[2]
1 Year	4.82%
Since Inception[1]	4.62%
CLASS Z SHARES[2]
1 Year	4.90%
Since Inception[1]	4.65%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

20 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2015 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2015 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 21

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.02%	0.55%
Since Inception[1]	5.25%	4.01%
CLASS C SHARES
1 Year	4.15%	3.16%
Since Inception[1]	4.45%	4.45%
ADVISOR CLASS SHARES[2]
1 Year	5.21%	5.21%
Since Inception[1]	5.51%	5.51%
CLASS R SHARES[2]
1 Year	4.73%	4.73%
Since Inception[1]	4.98%	4.98%
CLASS K SHARES[2]
1 Year	4.98%	4.98%
Since Inception[1]	5.26%	5.26%
CLASS I SHARES[2]
1 Year	5.25%	5.25%
Since Inception[1]	5.51%	5.51%
CLASS Z SHARES[2]
1 Year	5.14%	5.14%
Since Inception[1]	5.49%	5.49%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.64%, 2.42%, 1.41%, 1.98%, 1.71%, 1.36% and 1.27% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.35%, 1.10%, 0.10%, 0.60%, 0.35%, 0.10% and 0.10% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

22 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 23

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2015 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	0.93%
Since Inception[1]	3.76%
CLASS C SHARES
1 Year	3.63%
Since Inception[1]	4.23%
ADVISOR CLASS SHARES[2]
1 Year	5.58%
Since Inception[1]	5.29%
CLASS R SHARES[2]
1 Year	5.11%
Since Inception[1]	4.76%
CLASS K SHARES[2]
1 Year	5.36%
Since Inception[1]	5.05%
CLASS I SHARES[2]
1 Year	5.73%
Since Inception[1]	5.31%
CLASS Z SHARES[2]
1 Year	5.62%
Since Inception[1]	5.29%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

24 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2020 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2020 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 25

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.74%	1.29%
Since Inception[1]	5.92%	4.67%
CLASS C SHARES
1 Year	4.97%	3.97%
Since Inception[1]	5.11%	5.11%
ADVISOR CLASS SHARES[2]
1 Year	6.02%	6.02%
Since Inception[1]	6.17%	6.17%
CLASS R SHARES[2]
1 Year	5.48%	5.48%
Since Inception[1]	5.65%	5.65%
CLASS K SHARES[2]
1 Year	5.74%	5.74%
Since Inception[1]	5.93%	5.93%
CLASS I SHARES[2]
1 Year	5.91%	5.91%
Since Inception[1]	6.14%	6.14%
CLASS Z SHARES[2]
1 Year	6.05%	6.05%
Since Inception[1]	6.17%	6.17%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.27%, 2.04%, 1.04%, 1.63%, 1.36%, 1.05% and 0.95% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.37%, 1.12%, 0.12%, 0.62%, 0.37%, 0.12% and 0.12% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

26 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 27

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2020 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	1.50%
Since Inception[1]	4.36%
CLASS C SHARES
1 Year	4.27%
Since Inception[1]	4.83%
ADVISOR CLASS SHARES[2]
1 Year	6.32%
Since Inception[1]	5.89%
CLASS R SHARES[2]
1 Year	5.88%
Since Inception[1]	5.38%
CLASS K SHARES[2]
1 Year	6.14%
Since Inception[1]	5.67%
CLASS I SHARES[2]
1 Year	6.25%
Since Inception[1]	5.86%
CLASS Z SHARES[2]
1 Year	6.45%
Since Inception[1]	5.91%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

28 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2025 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2025 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 29

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	6.99%	2.46%
Since Inception[1]	6.82%	5.56%
CLASS C SHARES
1 Year	6.26%	5.26%
Since Inception[1]	6.07%	6.07%
ADVISOR CLASS SHARES[2]
1 Year	7.31%	7.31%
Since Inception[1]	7.12%	7.12%
CLASS R SHARES[2]
1 Year	6.76%	6.76%
Since Inception[1]	6.55%	6.55%
CLASS K SHARES[2]
1 Year	7.01%	7.01%
Since Inception[1]	6.84%	6.84%
CLASS I SHARES[2]
1 Year	7.27%	7.27%
Since Inception[1]	7.10%	7.10%
CLASS Z SHARES[2]
1 Year	7.30%	7.30%
Since Inception[1]	7.11%	7.11%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.19%, 1.98%, 0.96%, 1.48%, 1.26%, 0.94% and 0.86% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

30 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 31

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2025 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	2.69%
Since Inception[1]	5.20%
CLASS C SHARES
1 Year	5.50%
Since Inception[1]	5.74%
ADVISOR CLASS SHARES[2]
1 Year	7.55%
Since Inception[1]	6.79%
CLASS R SHARES[2]
1 Year	7.00%
Since Inception[1]	6.23%
CLASS K SHARES[2]
1 Year	7.24%
Since Inception[1]	6.53%
CLASS I SHARES[2]
1 Year	7.51%
Since Inception[1]	6.77%
CLASS Z SHARES[2]
1 Year	7.54%
Since Inception[1]	6.77%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

32 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2030 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2030 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 33

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	7.99%	3.43%
Since Inception[1]	7.86%	6.59%
CLASS C SHARES
1 Year	7.10%	6.10%
Since Inception[1]	7.09%	7.09%
ADVISOR CLASS SHARES[2]
1 Year	8.21%	8.21%
Since Inception[1]	8.15%	8.15%
CLASS R SHARES[2]
1 Year	7.71%	7.71%
Since Inception[1]	7.59%	7.59%
CLASS K SHARES[2]
1 Year	7.92%	7.92%
Since Inception[1]	7.85%	7.85%
CLASS I SHARES[2]
1 Year	8.27%	8.27%
Since Inception[1]	8.14%	8.14%
CLASS Z SHARES[2]
1 Year	8.29%	8.29%
Since Inception[1]	8.15%	8.15%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.26%, 2.02%, 1.01%, 1.58%, 1.32%, 1.00% and 0.91% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

34 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 35

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2030 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	3.30%
Since Inception[1]	6.13%
CLASS C SHARES
1 Year	6.06%
Since Inception[1]	6.67%
ADVISOR CLASS SHARES[2]
1 Year	8.17%
Since Inception[1]	7.73%
CLASS R SHARES[2]
1 Year	7.57%
Since Inception[1]	7.17%
CLASS K SHARES[2]
1 Year	7.88%
Since Inception[1]	7.44%
CLASS I SHARES[2]
1 Year	8.14%
Since Inception[1]	7.71%
CLASS Z SHARES[2]
1 Year	8.15%
Since Inception[1]	7.72%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

36 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2035 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2035 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 37

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	9.07%	4.45%
Since Inception[1]	8.64%	7.36%
CLASS C SHARES
1 Year	8.22%	7.22%
Since Inception[1]	7.82%	7.82%
ADVISOR CLASS SHARES[2]
1 Year	9.37%	9.37%
Since Inception[1]	8.91%	8.91%
CLASS R SHARES[2]
1 Year	8.75%	8.75%
Since Inception[1]	8.35%	8.35%
CLASS K SHARES[2]
1 Year	9.12%	9.12%
Since Inception[1]	8.66%	8.66%
CLASS I SHARES[2]
1 Year	9.33%	9.33%
Since Inception[1]	8.91%	8.91%
CLASS Z SHARES[2]
1 Year	9.37%	9.37%
Since Inception[1]	8.91%	8.91%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.35%, 2.12%, 1.11%, 1.55%, 1.36%, 1.05% and 0.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.40%, 1.15%, 0.15%, 0.65%, 0.40%, 0.15% and 0.15% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

38 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 39

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2035 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.35%
Since Inception[1]	6.86%
CLASS C SHARES
1 Year	7.13%
Since Inception[1]	7.35%
ADVISOR CLASS SHARES[2]
1 Year	9.28%
Since Inception[1]	8.44%
CLASS R SHARES[2]
1 Year	8.65%
Since Inception[1]	7.88%
CLASS K SHARES[2]
1 Year	8.92%
Since Inception[1]	8.17%
CLASS I SHARES[2]
1 Year	9.16%
Since Inception[1]	8.44%
CLASS Z SHARES[2]
1 Year	9.27%
Since Inception[1]	8.46%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

40 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2040 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2040 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 41

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	9.81%	5.18%
Since Inception[1]	9.07%	7.79%
CLASS C SHARES
1 Year	8.98%	7.98%
Since Inception[1]	8.30%	8.30%
ADVISOR CLASS SHARES[2]
1 Year	10.10%	10.10%
Since Inception[1]	9.37%	9.37%
CLASS R SHARES[2]
1 Year	9.62%	9.62%
Since Inception[1]	8.84%	8.84%
CLASS K SHARES[2]
1 Year	9.77%	9.77%
Since Inception[1]	9.10%	9.10%
CLASS I SHARES[2]
1 Year	10.08%	10.08%
Since Inception[1]	9.36%	9.36%
CLASS Z SHARES[2]
1 Year	10.14%	10.14%
Since Inception[1]	9.39%	9.39%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.44%, 2.23%, 1.23%, 1.69%, 1.47%, 1.15% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

42 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 43

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2040 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	4.83%
Since Inception[1]	7.23%
CLASS C SHARES
1 Year	7.63%
Since Inception[1]	7.77%
ADVISOR CLASS SHARES[2]
1 Year	9.75%
Since Inception[1]	8.82%
CLASS R SHARES[2]
1 Year	9.25%
Since Inception[1]	8.31%
CLASS K SHARES[2]
1 Year	9.50%
Since Inception[1]	8.58%
CLASS I SHARES[2]
1 Year	9.74%
Since Inception[1]	8.82%
CLASS Z SHARES[2]
1 Year	9.78%
Since Inception[1]	8.85%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

44 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2045 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2045 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 45

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.29%	5.59%
Since Inception[1]	9.26%	7.97%
CLASS C SHARES
1 Year	9.35%	8.35%
Since Inception[1]	8.43%	8.43%
ADVISOR CLASS SHARES[2]
1 Year	10.57%	10.57%
Since Inception[1]	9.53%	9.53%
CLASS R SHARES[2]
1 Year	10.00%	10.00%
Since Inception[1]	8.98%	8.98%
CLASS K SHARES[2]
1 Year	10.24%	10.24%
Since Inception[1]	9.28%	9.28%
CLASS I SHARES[2]
1 Year	10.55%	10.55%
Since Inception[1]	9.53%	9.53%
CLASS Z SHARES[2]
1 Year	10.60%	10.60%
Since Inception[1]	9.53%	9.53%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.67%, 2.46%, 1.44%, 1.75%, 1.58%, 1.26% and 1.18% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.41%, 1.16%, 0.16%, 0.66%, 0.41%, 0.16% and 0.16% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

46 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 47

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2045 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.10%
Since Inception[1]	7.38%
CLASS C SHARES
1 Year	7.93%
Since Inception[1]	7.87%
ADVISOR CLASS SHARES[2]
1 Year	9.97%
Since Inception[1]	8.95%
CLASS R SHARES[2]
1 Year	9.47%
Since Inception[1]	8.41%
CLASS K SHARES[2]
1 Year	9.80%
Since Inception[1]	8.72%
CLASS I SHARES[2]
1 Year	10.05%
Since Inception[1]	8.96%
CLASS Z SHARES[2]
1 Year	10.08%
Since Inception[1]	8.95%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

48 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2050 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2050 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 49

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.25%	5.55%
Since Inception[1]	9.34%	8.05%
CLASS C SHARES
1 Year	9.38%	8.38%
Since Inception[1]	8.51%	8.51%
ADVISOR CLASS SHARES[2]
1 Year	10.50%	10.50%
Since Inception[1]	9.60%	9.60%
CLASS R SHARES[2]
1 Year	9.99%	9.99%
Since Inception[1]	9.06%	9.06%
CLASS K SHARES[2]
1 Year	10.27%	10.27%
Since Inception[1]	9.31%	9.31%
CLASS I SHARES[2]
1 Year	10.46%	10.46%
Since Inception[1]	9.60%	9.60%
CLASS Z SHARES[2]
1 Year	10.53%	10.53%
Since Inception[1]	9.60%	9.60%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.45%, 4.30%, 3.22%, 2.67%, 2.40%, 2.07% and 1.99% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

50 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 51

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2050 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.07%
Since Inception[1]	7.43%
CLASS C SHARES
1 Year	7.97%
Since Inception[1]	7.93%
ADVISOR CLASS SHARES[2]
1 Year	10.10%
Since Inception[1]	9.03%
CLASS R SHARES[2]
1 Year	9.53%
Since Inception[1]	8.49%
CLASS K SHARES[2]
1 Year	9.81%
Since Inception[1]	8.75%
CLASS I SHARES[2]
1 Year	10.06%
Since Inception[1]	9.03%
CLASS Z SHARES[2]
1 Year	10.07%
Since Inception[1]	9.02%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

52 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE

AB MULTI-MANAGER SELECT 2055 FUND

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

12/15/20141 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2055 Fund Class A shares (from 12/15/20141 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

1	Inception date: 12/15/2014.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 53

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	10.37%	5.70%
Since Inception[1]	9.19%	7.90%
CLASS C SHARES
1 Year	9.54%	8.54%
Since Inception[1]	8.38%	8.38%
ADVISOR CLASS SHARES[2]
1 Year	10.66%	10.66%
Since Inception[1]	9.46%	9.46%
CLASS R SHARES[2]
1 Year	10.09%	10.09%
Since Inception[1]	8.93%	8.93%
CLASS K SHARES[2]
1 Year	10.36%	10.36%
Since Inception[1]	9.17%	9.17%
CLASS I SHARES[2]
1 Year	10.54%	10.54%
Since Inception[1]	9.45%	9.45%
CLASS Z SHARES[2]
1 Year	10.61%	10.61%
Since Inception[1]	9.46%	9.46%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 3.14%, 3.93%, 2.92%, 2.53%, 2.35%, 2.01% and 1.96% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Portfolio fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before November 30, 2018 and may be extended by the Adviser for additional one-year terms. Any fees waived and expenses borne by the Adviser through January 5, 2016 under the expense limitation in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s operating expenses to exceed the applicable expense limitations. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

54 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

1	Inception date: 12/15/2014.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 55

HISTORICAL PERFORMANCE (continued)

AB MULTI-MANAGER SELECT 2055 FUND

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	5.22%
Since Inception[1]	7.29%
CLASS C SHARES
1 Year	8.06%
Since Inception[1]	7.80%
ADVISOR CLASS SHARES[2]
1 Year	10.10%
Since Inception[1]	8.87%
CLASS R SHARES[2]
1 Year	9.56%
Since Inception[1]	8.34%
CLASS K SHARES[2]
1 Year	9.84%
Since Inception[1]	8.59%
CLASS I SHARES[2]
1 Year	10.05%
Since Inception[1]	8.86%
CLASS Z SHARES[2]
1 Year	10.18%
Since Inception[1]	8.88%

1	Inception date: 12/15/2014.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

56 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Fund invests. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 57

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$985.90	$2.22	0.45%	$4.87	0.89%
Hypothetical**	$1,000	$1,022.56	$2.26	0.45%	$4.96	0.89%
Class C
Actual	$1,000	$982.80	$5.90	1.20%	$8.06	1.64%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%	$8.20	1.64%
Advisor Class
Actual	$1,000	$987.80	$0.99	0.20%	$3.15	0.64%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%	$3.21	0.64%
Class R
Actual	$1,000	$984.00	$3.44	0.70%	$5.61	1.14%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%	$5.71	1.14%
Class K
Actual	$1,000	$985.90	$2.22	0.45%	$4.87	0.89%
Hypothetical**	$1,000	$1,022.56	$2.26	0.45%	$4.96	0.89%
Class I
Actual	$1,000	$987.10	$0.99	0.20%	$3.15	0.64%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%	$3.21	0.64%
Class Z
Actual	$1,000	$987.80	$0.89	0.18%	$3.06	0.62%
Hypothetical**	$1,000	$1,023.90	$0.90	0.18%	$3.11	0.62%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$983.30	$1.92	0.39%	$4.43	0.90%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.51	0.90%
Class C
Actual	$1,000	$980.50	$5.60	1.14%	$8.10	1.65%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$8.25	1.65%
Advisor Class
Actual	$1,000	$985.00	$0.69	0.14%	$3.20	0.65%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.26	0.65%
Class R
Actual	$1,000	$982.40	$3.15	0.64%	$5.65	1.15%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$5.76	1.15%
Class K
Actual	$1,000	$984.20	$1.92	0.39%	$4.43	0.90%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%	$4.51	0.90%

58 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$985.10	$0.69	0.14%	$3.20	0.65%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.26	0.65%
Class Z
Actual	$1,000	$984.20	$0.69	0.14%	$3.20	0.65%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%	$3.26	0.65%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$980.20	$1.72	0.35%	$4.57	0.91%
Hypothetical**	$1,000	$1,023.06	$1.76	0.35%	$4.66	0.91%
Class C
Actual	$1,000	$976.50	$5.39	1.10%	$8.23	1.66%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%	$8.40	1.66%
Advisor Class
Actual	$1,000	$981.40	$0.49	0.10%	$3.34	0.66%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%	$3.41	0.66%
Class R
Actual	$1,000	$978.90	$2.94	0.60%	$5.79	1.16%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%	$5.91	1.16%
Class K
Actual	$1,000	$979.80	$1.72	0.35%	$4.57	0.91%
Hypothetical**	$1,000	$1,023.06	$1.76	0.35%	$4.66	0.91%
Class I
Actual	$1,000	$981.70	$0.49	0.10%	$3.34	0.66%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%	$3.41	0.66%
Class Z
Actual	$1,000	$980.70	$0.49	0.10%	$3.34	0.66%
Hypothetical**	$1,000	$1,024.30	$0.50	0.10%	$3.41	0.66%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$979.90	$1.82	0.37%	$4.47	0.91%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.56	0.91%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 59

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$976.20	$5.49	1.12%	$8.13	1.66%
Hypothetical**	$1,000	$1,019.24	$5.61	1.12%	$8.30	1.66%
Advisor Class
Actual	$1,000	$980.80	$0.59	0.12%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%
Class R
Actual	$1,000	$978.60	$3.04	0.62%	$5.69	1.16%
Hypothetical**	$1,000	$1,021.72	$3.11	0.62%	$5.81	1.16%
Class K
Actual	$1,000	$979.50	$1.82	0.37%	$4.47	0.91%
Hypothetical**	$1,000	$1,022.96	$1.86	0.37%	$4.56	0.91%
Class I
Actual	$1,000	$980.90	$0.59	0.12%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%
Class Z
Actual	$1,000	$981.30	$0.59	0.12%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.20	$0.60	0.12%	$3.31	0.66%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$979.70	$1.87	0.38%	$4.47	0.91%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.56	0.91%
Class C
Actual	$1,000	$976.20	$5.54	1.13%	$8.13	1.66%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%	$8.30	1.66%
Advisor Class
Actual	$1,000	$981.40	$0.64	0.13%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.31	0.66%
Class R
Actual	$1,000	$978.40	$3.09	0.63%	$5.69	1.16%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$5.81	1.16%
Class K
Actual	$1,000	$979.30	$1.86	0.38%	$4.47	0.91%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%	$4.56	0.91%
Class I
Actual	$1,000	$981.10	$0.64	0.13%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.31	0.66%
Class Z
Actual	$1,000	$981.00	$0.64	0.13%	$3.24	0.66%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%	$3.31	0.66%

60 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2030 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$977.70	$1.96	0.40%	$4.41	0.90%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.51	0.90%
Class C
Actual	$1,000	$973.50	$5.63	1.15%	$8.07	1.65%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%	$8.25	1.65%
Advisor Class
Actual	$1,000	$978.60	$0.74	0.15%	$3.19	0.65%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.26	0.65%
Class R
Actual	$1,000	$976.40	$3.19	0.65%	$5.64	1.15%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$5.76	1.15%
Class K
Actual	$1,000	$977.30	$1.96	0.40%	$4.41	0.90%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.51	0.90%
Class I
Actual	$1,000	$979.00	$0.74	0.15%	$3.19	0.65%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.26	0.65%
Class Z
Actual	$1,000	$979.80	$0.74	0.15%	$3.19	0.65%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.26	0.65%

AB Multi-Manager Select 2035 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$976.80	$1.96	0.40%	$4.36	0.89%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.46	0.89%
Class C
Actual	$1,000	$972.60	$5.62	1.15%	$8.02	1.64%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%	$8.20	1.64%
Advisor Class
Actual	$1,000	$977.60	$0.74	0.15%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.21	0.64%
Class R
Actual	$1,000	$974.60	$3.18	0.65%	$5.58	1.14%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$5.71	1.14%
Class K
Actual	$1,000	$977.10	$1.96	0.40%	$4.36	0.89%
Hypothetical**	$1,000	$1,022.81	$2.01	0.40%	$4.46	0.89%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 61

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class I
Actual	$1,000	$978.20	$0.74	0.15%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.21	0.64%
Class Z
Actual	$1,000	$977.90	$0.74	0.15%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.05	$0.75	0.15%	$3.21	0.64%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$975.50	$2.01	0.41%	$4.36	0.89%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.46	0.89%
Class C
Actual	$1,000	$972.10	$5.67	1.16%	$8.02	1.64%
Hypothetical**	$1,000	$1,019.04	$5.81	1.16%	$8.20	1.64%
Advisor Class
Actual	$1,000	$977.10	$0.78	0.16%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.21	0.64%
Class R
Actual	$1,000	$974.90	$3.23	0.66%	$5.58	1.14%
Hypothetical**	$1,000	$1,021.52	$3.31	0.66%	$5.71	1.14%
Class K
Actual	$1,000	$975.70	$2.01	0.41%	$4.36	0.89%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.46	0.89%
Class I
Actual	$1,000	$977.50	$0.78	0.16%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.21	0.64%
Class Z
Actual	$1,000	$977.30	$0.78	0.16%	$3.14	0.64%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.21	0.64%
AB Multi-Manager Select 2045 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$975.90	$2.01	0.41%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.41	0.88%

62 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class C
Actual	$1,000	$972.00	$5.67	1.16%	$7.97	1.63%
Hypothetical**	$1,000	$1,019.04	$5.81	1.16%	$8.15	1.63%
Advisor Class
Actual	$1,000	$977.60	$0.78	0.16%	$3.09	0.63%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.16	0.63%
Class R
Actual	$1,000	$975.20	$3.18	0.65%	$5.49	1.12%
Hypothetical**	$1,000	$1,021.57	$3.26	0.65%	$5.61	1.12%
Class K
Actual	$1,000	$976.10	$2.01	0.41%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.76	$2.06	0.41%	$4.41	0.88%
Class I
Actual	$1,000	$977.80	$0.78	0.16%	$3.09	0.63%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.16	0.63%
Class Z
Actual	$1,000	$977.60	$0.78	0.16%	$3.09	0.63%
Hypothetical**	$1,000	$1,024.00	$0.80	0.16%	$3.16	0.63%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$976.40	$2.06	0.42%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.41	0.88%
Class C
Actual	$1,000	$972.20	$5.72	1.17%	$7.97	1.63%
Hypothetical**	$1,000	$1,018.99	$5.86	1.17%	$8.15	1.63%
Advisor Class
Actual	$1,000	$976.50	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%
Class R
Actual	$1,000	$974.30	$3.28	0.67%	$5.53	1.13%
Hypothetical**	$1,000	$1,021.47	$3.36	0.67%	$5.66	1.13%
Class K
Actual	$1,000	$975.90	$2.06	0.42%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.41	0.88%
Class I
Actual	$1,000	$976.50	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%
Class Z
Actual	$1,000	$976.80	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 63

EXPENSE EXAMPLE (continued)

(unaudited)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$976.90	$2.06	0.42%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.41	0.88%
Class C
Actual	$1,000	$972.90	$5.72	1.17%	$7.97	1.63%
Hypothetical**	$1,000	$1,018.99	$5.86	1.17%	$8.15	1.63%
Advisor Class
Actual	$1,000	$978.00	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%
Class R
Actual	$1,000	$975.20	$3.28	0.67%	$5.53	1.13%
Hypothetical**	$1,000	$1,021.47	$3.36	0.67%	$5.66	1.13%
Class K
Actual	$1,000	$976.00	$2.06	0.42%	$4.31	0.88%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%	$4.41	0.88%
Class I
Actual	$1,000	$977.90	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%
Class Z
Actual	$1,000	$977.60	$0.83	0.17%	$3.09	0.63%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%	$3.16	0.63%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Funds’ investments in affiliated/unaffiliated underlying portfolios, the Funds incur no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Funds in an amount equal to the Funds’ pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Funds’ total expenses are equal to the classes’ annualized expense ratio plus the Funds’ pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

64 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $13,144

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 65

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $18,366

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

66 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $43,826

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 67

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $101,425

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

68 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $152,671

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 69

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $125,095

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

70 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $120,184

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 71

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $74,037

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

72 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $65,603

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 73

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $27,210

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

74 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO SUMMARY

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $33,011

1

All data are as of July 31, 2018. The Fund’s portfolio breakdown is expressed as a percentage of total investments, based on the Adviser’s internal classification. Underlying Portfolios may not invest 100% of their assets in the category to which the Underlying Portfolio is assigned. The percentages may vary over time.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 75

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	73,145	$661,961
AB Bond Inflation Strategy Portfolio – Class Z(b)	74,931	791,275
AB Global Bond Fund, Inc. – Class Z(b)	208,382	1,714,986
AB Global Real Estate Investment Fund II – Class I(b)	10,769	120,398
AB High Income Fund, Inc. – Class Z(b)	31,356	264,647
AB Relative Value Fund – Class Z(b)	42,396	264,552
AB Unconstrained Bond Fund, Inc. – Class Z(b)	62,125	527,440
AQR Equity Market Neutral Fund – Class R6	11,465	128,066
AQR International Defensive Style Fund – Class R6	29,205	395,135
AQR Large Cap Defensive Style Fund – Class R6	19,311	391,230
Baird Short Term Bond Fund	110,575	1,055,993
BlackRock Total Return Bond Fund – Class K	70,016	790,477
Boston Partners Long/Short Research Fund – Class INS(c)	15,726	263,886
DFA Commodity Strategy Portfolio	67,863	396,999
iShares Core S&P 500 ETF	2,955	837,092
PIMCO Real Return Fund	73,398	791,232
Schwab US Dividend Equity ETF	12,821	660,666
T. Rowe Price International Funds – International Discovery Fund	1,648	120,083
Vanguard FTSE Developed Markets ETF	6,619	290,442
Vanguard FTSE Emerging Markets ETF	1,180	51,778
Vanguard Short-Term Bond ETF	21,075	1,646,590
Vanguard Total Bond Market ETF	12,086	954,552

Total Investment Companies (cost $13,067,552)		13,119,480

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $64,027)	64,027	64,027

Total Investments – 100.3% (cost $13,131,579)		13,183,507
Other assets less liabilities – (0.3)%		(39,873)

Net Assets – 100.0%		$13,143,634

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

76 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 77

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2010 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	102,189	$924,813
AB Bond Inflation Strategy Portfolio – Class Z(b)	157,153	1,659,538
AB Discovery Value Fund – Class Z(b)	7,729	181,317
AB Global Bond Fund, Inc. – Class Z(b)	336,037	2,765,584
AB Global Real Estate Investment Fund II – Class I(b)	16,832	188,179
AB High Income Fund, Inc. – Class Z(b)	65,803	555,375
AB Relative Value Fund – Class Z(b)	59,241	369,662
AB Unconstrained Bond Fund, Inc. – Class Z(b)	43,596	370,133
AQR Equity Market Neutral Fund – Class R6	16,249	181,499
AQR International Defensive Style Fund – Class R6	40,818	552,261
AQR Large Cap Defensive Style Fund – Class R6	26,964	546,291
AQR Style Premia Alternative Fund – Class R6	38,014	366,835
Baird Short Term Bond Fund	77,565	740,749
BlackRock Total Return Bond Fund – Class K	96,537	1,089,899
Boston Partners Long/Short Research Fund – Class INS(c)	22,238	373,155
DFA Commodity Strategy Portfolio	94,813	554,659
iShares Core S&P 500 ETF	7,352	2,082,675
MFS Institutional International Equity Fund	7,327	190,505
PIMCO Real Return Fund	84,053	906,094
Schwab US Dividend Equity ETF	17,914	923,108
T. Rowe Price Emerging Markets Stock Fund	4,403	190,067
T. Rowe Price International Funds – International Discovery Fund	2,438	177,649
Vanguard FTSE Developed Markets ETF	9,247	405,758
Vanguard FTSE Emerging Markets ETF	1,578	69,243
Vanguard Short-Term Bond ETF	9,307	727,156
Vanguard Total Bond Market ETF	15,771	1,245,594

Total Investment Companies (cost $18,078,151)		18,337,798

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $70,021)	70,021	70,021

Total Investments – 100.2% (cost $18,148,172)		18,407,819
Other assets less liabilities – (0.2)%		(41,624)

Net Assets – 100.0%		$18,366,195

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

78 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2010 FUND

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 79

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2015 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.9%
Funds and Investment Trusts – 99.9%(a)
AB All Market Real Return Portfolio – Class Z(b)	291,326	$2,636,504
AB Bond Inflation Strategy Portfolio – Class Z(b)	372,770	3,936,450
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	33,237	437,063
AB Discovery Value Fund – Class Z(b)	18,776	440,478
AB Global Bond Fund, Inc. – Class Z(b)	692,698	5,700,901
AB Global Real Estate Investment Fund II – Class I(b)	39,880	445,862
AB High Income Fund, Inc. – Class Z(b)	208,521	1,759,916
AB Relative Value Fund – Class Z(b)	140,523	876,867
AB Unconstrained Bond Fund, Inc. – Class Z(b)	104,366	886,069
AQR Equity Market Neutral Fund – Class R6	39,345	439,488
AQR International Defensive Style Fund – Class R6	129,086	1,746,531
AQR Large Cap Defensive Style Fund – Class R6	65,280	1,322,566
AQR Style Premia Alternative Fund – Class R6	137,809	1,329,859
BlackRock Total Return Bond Fund – Class K	232,430	2,624,139
Boston Partners Long/Short Research Fund – Class INS(c)	52,145	874,994
DFA Commodity Strategy Portfolio	298,778	1,747,851
iShares Core S&P 500 ETF	19,229	5,447,191
MFS Institutional International Equity Fund	33,558	872,513
PIMCO Real Return Fund	244,652	2,637,345
Schwab US Dividend Equity ETF	42,780	2,204,453
T. Rowe Price Emerging Markets Stock Fund	20,196	871,843
T. Rowe Price International Funds – International Discovery Fund	6,109	445,104
Vanguard FTSE Developed Markets ETF	21,927	962,157
Vanguard FTSE Emerging Markets ETF	3,920	172,010
Vanguard Short-Term Bond ETF	11,268	880,369
Vanguard Total Bond Market ETF	26,299	2,077,095

Total Investments – 99.9% (cost $42,702,676)		43,775,618
Other assets less liabilities – 0.1%		50,849

Net Assets – 100.0%		$43,826,467

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

80 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2020 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.4%
Funds and Investment Trusts – 99.4%(a)
AB All Market Real Return Portfolio – Class Z(b)	674,011	$6,099,801
AB Bond Inflation Strategy Portfolio – Class Z(b)	669,036	7,065,018
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	73,332	964,322
AB Discovery Value Fund – Class Z(b)	87,300	2,048,064
AB Global Bond Fund, Inc. – Class Z(b)	1,354,267	11,145,618
AB Global Real Estate Investment Fund II – Class I(b)	89,606	1,001,794
AB High Income Fund, Inc. – Class Z(b)	607,972	5,131,286
AB Relative Value Fund – Class Z(b)	466,698	2,912,197
AB Unconstrained Bond Fund, Inc. – Class Z(b)	239,666	2,034,761
AQR Equity Market Neutral Fund – Class R6	180,397	2,015,033
AQR International Defensive Style Fund – Class R6	292,645	3,959,491
AQR Large Cap Defensive Style Fund – Class R6	146,237	2,962,756
AQR Style Premia Alternative Fund – Class R6	209,984	2,026,349
BlackRock Total Return Bond Fund – Class K	357,833	4,039,932
Boston Partners Long/Short Research Fund – Class INS(c)	123,299	2,068,960
DFA Commodity Strategy Portfolio	691,125	4,043,082
iShares Core S&P 500 ETF	55,016	15,584,932
MFS Institutional International Equity Fund	77,642	2,018,680
PIMCO Real Return Fund	560,464	6,041,797
Schwab US Dividend Equity ETF	119,069	6,135,626
T. Rowe Price Emerging Markets Stock Fund	47,435	2,047,754
T. Rowe Price International Funds – International Discovery Fund	14,044	1,023,251
Vanguard FTSE Developed Markets ETF	73,793	3,238,037
Vanguard FTSE Emerging Markets ETF	8,843	388,031
Vanguard Total Bond Market ETF	60,815	4,803,169

Total Investment Companies (cost $98,155,774)		100,799,741

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $34,325)	34,325	34,325

Total Investments – 99.4% (cost $98,190,099)		100,834,066
Other assets less liabilities – 0.6%		591,043

Net Assets – 100.0%		$101,425,109

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 81

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2020 FUND

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

82 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2025 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	854,427	$7,732,563
AB Bond Inflation Strategy Portfolio – Class Z(b)	573,693	6,058,197
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	224,420	2,951,123
AB Discovery Value Fund – Class Z(b)	128,621	3,017,455
AB Global Bond Fund, Inc. – Class Z(b)	1,843,501	15,172,011
AB Global Real Estate Investment Fund II – Class I(b)	274,377	3,067,530
AB High Income Fund, Inc. – Class Z(b)	1,254,046	10,584,150
AB Relative Value Fund – Class Z(b)	1,008,102	6,290,554
AB Unconstrained Bond Fund, Inc. – Class Z(b)	351,700	2,985,935
AQR Equity Market Neutral Fund – Class R6	270,044	3,016,390
AQR International Defensive Style Fund – Class R6	453,016	6,129,313
AQR Large Cap Defensive Style Fund – Class R6	224,047	4,539,191
AQR Style Premia Alternative Fund – Class R6	306,075	2,953,629
BlackRock Total Return Bond Fund – Class K	267,850	3,024,028
Boston Partners Long/Short Research Fund – Class INS(c)	269,131	4,516,020
DFA Commodity Strategy Portfolio	1,070,422	6,261,971
iShares Core S&P 500 ETF	93,273	26,422,375
MFS Institutional International Equity Fund	117,185	3,046,801
PIMCO Real Return Fund	413,154	4,453,798
Schwab US Dividend Equity ETF	151,334	7,798,241
T. Rowe Price Emerging Markets Stock Fund	70,672	3,050,920
T. Rowe Price International Funds – International Discovery Fund	41,381	3,015,040
Vanguard FTSE Developed Markets ETF	217,588	9,547,761
Vanguard FTSE Emerging Markets ETF	13,063	573,204
Vanguard Total Bond Market ETF	71,857	5,675,266

Total Investment Companies (cost $145,647,776)		151,883,466

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $839,179)	839,179	839,179

Total Investments – 100.0% (cost $146,486,955)		152,722,645
Other assets less liabilities – 0.0%		(52,090)

Net Assets – 100.0%		$152,670,555

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 83

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2025 FUND

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

84 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2030 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.8%
Funds and Investment Trusts – 99.8%(a)
AB All Market Real Return Portfolio – Class Z(b)	561,656	$5,082,988
AB Bond Inflation Strategy Portfolio – Class Z(b)	114,617	1,210,352
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	183,826	2,417,312
AB Discovery Value Fund – Class Z(b)	157,569	3,696,569
AB Global Bond Fund, Inc. – Class Z(b)	1,052,860	8,665,037
AB Global Real Estate Investment Fund II – Class I(b)	220,232	2,462,194
AB High Income Fund, Inc. – Class Z(b)	1,191,167	10,053,448
AB Relative Value Fund – Class Z(b)	1,236,547	7,716,053
AB Unconstrained Bond Fund, Inc. – Class Z(b)	143,541	1,218,663
AQR Equity Market Neutral Fund – Class R6	332,245	3,711,178
AQR International Defensive Style Fund – Class R6	372,211	5,036,016
AQR Large Cap Defensive Style Fund – Class R6	250,716	5,079,510
AQR Style Premia Alternative Fund – Class R6	123,744	1,194,126
BlackRock Total Return Bond Fund – Class K	106,991	1,207,933
Boston Partners Long/Short Research Fund – Class INS(c)	295,849	4,964,343
DFA Commodity Strategy Portfolio	659,651	3,858,958
Franklin Growth Fund – Class R6	12,159	1,249,194
iShares Core S&P 500 ETF	85,351	24,178,231
MFS Institutional International Equity Fund	144,279	3,751,268
PIMCO Real Return Fund	115,045	1,240,187
Schwab US Dividend Equity ETF	98,981	5,100,491
T. Rowe Price Emerging Markets Stock Fund	58,553	2,527,727
T. Rowe Price International Funds – International Discovery Fund	33,391	2,432,851
Vanguard FTSE Developed Markets ETF	235,957	10,353,793
Vanguard FTSE Emerging Markets ETF	41,226	1,808,997
Vanguard Total Bond Market ETF	58,500	4,620,330

Total Investment Companies (cost $118,850,312)		124,837,749

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $304,141)	304,141	304,141

Total Investments – 100.0% (cost $119,154,453)		125,141,890
Other assets less liabilities – 0.0%		(46,661)

Net Assets – 100.0%		$125,095,229

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 85

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2030 FUND

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

86 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2035 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB All Market Real Return Portfolio – Class Z(b)	530,814	$4,803,869
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	261,252	3,435,464
AB Discovery Value Fund – Class Z(b)	151,753	3,560,123
AB Global Bond Fund, Inc. – Class Z(b)	865,592	7,123,820
AB Global Real Estate Investment Fund II – Class I(b)	212,567	2,376,503
AB High Income Fund, Inc. – Class Z(b)	839,666	7,086,781
AB Relative Value Fund – Class Z(b)	1,185,191	7,395,589
AQR Equity Market Neutral Fund – Class R6	319,017	3,563,422
AQR International Defensive Style Fund – Class R6	351,411	4,754,589
AQR Large Cap Defensive Style Fund – Class R6	235,065	4,762,414
AQR Style Premia Alternative Fund – Class R6	120,956	1,167,225
Boston Partners Long/Short Research Fund – Class INS(c)	284,381	4,771,919
DFA Commodity Strategy Portfolio	621,813	3,637,604
Franklin Growth Fund – Class R6	23,660	2,430,858
iShares Core S&P 500 ETF	98,850	28,002,228
MFS Institutional International Equity Fund	187,059	4,863,540
Schwab US Dividend Equity ETF	70,990	3,658,115
T. Rowe Price Emerging Markets Stock Fund	56,153	2,424,126
T. Rowe Price International Funds – International Discovery Fund	48,215	3,512,970
Vanguard FTSE Developed Markets ETF	279,199	12,251,252
Vanguard FTSE Emerging Markets ETF	39,532	1,734,664
Vanguard Total Bond Market ETF	25,710	2,030,575

Total Investment Companies (cost $112,565,947)		119,347,650

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $898,201)	898,201	898,201

Total Investments – 100.1% (cost $113,464,148)		120,245,851
Other assets less liabilities – (0.1)%		(62,313)

Net Assets – 100.0%		$120,183,538

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 87

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2035 FUND

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

88 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2040 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.1%
Funds and Investment Trusts – 99.1%(a)
AB All Market Real Return Portfolio – Class Z(b)	244,867	$2,216,044
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	163,048	2,144,075
AB Discovery Value Fund – Class Z(b)	123,815	2,904,701
AB Global Bond Fund, Inc. – Class Z(b)	353,097	2,905,984
AB Global Real Estate Investment Fund II – Class I(b)	132,281	1,478,899
AB High Income Fund, Inc. – Class Z(b)	170,217	1,436,635
AB Relative Value Fund – Class Z(b)	840,754	5,246,305
AQR Equity Market Neutral Fund – Class R6	130,375	1,456,286
AQR International Defensive Style Fund – Class R6	163,536	2,212,637
AQR Large Cap Defensive Style Fund – Class R6	72,452	1,467,883
Boston Partners Long/Short Research Fund – Class INS(c)	218,573	3,667,658
DFA Commodity Strategy Portfolio	381,646	2,232,629
Franklin Growth Fund – Class R6	14,120	1,450,702
iShares Core S&P 500 ETF	63,208	17,905,562
MFS Institutional International Equity Fund	170,868	4,442,579
MFS Value Fund – Class R5	37,197	1,513,549
Schwab US Dividend Equity ETF	43,704	2,252,067
T. Rowe Price Emerging Markets Stock Fund	50,471	2,178,830
T. Rowe Price International Funds – International Discovery Fund	29,876	2,176,761
Vanguard FTSE Developed Markets ETF	206,080	9,042,790
Vanguard FTSE Emerging Markets ETF	41,316	1,812,946
Vanguard Total Bond Market ETF	15,929	1,258,072

Total Investment Companies (cost $68,688,726)		73,403,594

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $634,356)	634,356	634,356

Total Investments – 100.0% (cost $69,323,082)		74,037,950
Other assets less liabilities – 0.0%		(611)

Net Assets – 100.0%		$74,037,339

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 89

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2040 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

90 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2045 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Real Return Portfolio – Class Z(b)	143,426	$1,298,002
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	142,495	1,873,811
AB Discovery Value Fund – Class Z(b)	110,169	2,584,564
AB Global Bond Fund, Inc. – Class Z(b)	315,314	2,595,032
AB Global Real Estate Investment Fund II – Class I(b)	118,236	1,321,883
AB Relative Value Fund – Class Z(b)	747,820	4,666,396
AQR Equity Market Neutral Fund – Class R6	116,062	1,296,418
AQR International Defensive Style Fund – Class R6	96,218	1,301,827
AQR Large Cap Defensive Style Fund – Class R6	31,994	648,194
Boston Partners Long/Short Research Fund – Class INS(c)	194,209	3,258,829
DFA Commodity Strategy Portfolio	343,302	2,008,318
Franklin Growth Fund – Class R6	25,621	2,632,272
iShares Core S&P 500 ETF	60,828	17,231,356
MFS Institutional International Equity Fund	177,308	4,610,014
MFS Value Fund – Class R5	33,005	1,342,963
Schwab US Dividend Equity ETF	25,741	1,326,434
T. Rowe Price Emerging Markets Stock Fund	44,890	1,937,893
T. Rowe Price International Funds – International Discovery Fund	26,002	1,894,541
Vanguard FTSE Developed Markets ETF	197,859	8,682,053
Vanguard FTSE Emerging Markets ETF	52,575	2,306,991
Vanguard Total Bond Market ETF	6,017	475,223

Total Investment Companies (cost $60,742,349)		65,293,014

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $292,107)	292,107	292,107

Total Investments – 100.0% (cost $61,034,456)		65,585,121
Other assets less liabilities – 0.0%		17,691

Net Assets – 100.0%		$65,602,812

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 91

PORTFOLIO OF INVESTMENTS (continued)

AB MULTI-MANAGER SELECT 2045 FUND

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

92 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2050 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.3%
Funds and Investment Trusts – 99.3%(a)
AB All Market Real Return Portfolio – Class Z(b)	60,719	$549,503
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	58,391	767,846
AB Discovery Value Fund – Class Z(b)	45,064	1,057,200
AB Global Bond Fund, Inc. – Class Z(b)	123,291	1,014,687
AB Global Real Estate Investment Fund II – Class I(b)	48,897	546,669
AB Relative Value Fund – Class Z(b)	306,690	1,913,746
AQR Equity Market Neutral Fund – Class R6	48,310	539,626
AQR International Defensive Style Fund – Class R6	19,464	263,348
AQR Large Cap Defensive Style Fund – Class R6	13,122	265,861
Boston Partners Long/Short Research Fund – Class INS(c)	81,310	1,364,373
DFA Commodity Strategy Portfolio	140,430	821,513
Franklin Growth Fund – Class R6	13,088	1,344,605
iShares Core S&P 500 ETF	26,188	7,418,537
MFS Institutional International Equity Fund	83,734	2,177,090
MFS Value Fund – Class R5	13,523	550,248
T. Rowe Price Emerging Markets Stock Fund	18,661	805,597
T. Rowe Price International Funds – International Discovery Fund	10,876	792,437
Vanguard FTSE Developed Markets ETF	88,351	3,876,842
Vanguard FTSE Emerging Markets ETF	21,432	940,436

Total Investment Companies (cost $25,232,654)		27,010,164

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $233,430)	233,430	233,430

Total Investments – 100.1% (cost $25,466,084)		27,243,594
Other assets less liabilities – (0.1)%		(33,660)

Net Assets – 100.0%		$27,209,934

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 93

PORTFOLIO OF INVESTMENTS

AB MULTI-MANAGER SELECT 2055 FUND

July 31, 2018

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.2%
Funds and Investment Trusts – 99.2%(a)
AB All Market Real Return Portfolio – Class Z(b)	71,593	$647,920
AB Discovery Growth Fund, Inc. – Class Z(b)(c)	71,770	943,771
AB Discovery Value Fund – Class Z(b)	55,422	1,300,205
AB Global Bond Fund, Inc. – Class Z(b)	148,403	1,221,357
AB Global Real Estate Investment Fund II – Class I(b)	58,463	653,622
AB Relative Value Fund – Class Z(b)	376,513	2,349,438
AQR Equity Market Neutral Fund – Class R6	58,350	651,769
Boston Partners Long/Short Research Fund – Class INS(c)	97,931	1,643,275
DFA Commodity Strategy Portfolio	170,359	996,600
Franklin Growth Fund – Class R6	15,995	1,643,335
iShares Core S&P 500 ETF	32,944	9,332,376
MFS Institutional International Equity Fund	114,959	2,988,943
MFS Value Fund – Class R5	16,327	664,326
T. Rowe Price Emerging Markets Stock Fund	22,812	984,804
T. Rowe Price International Funds – International Discovery Fund	13,363	973,641
Vanguard FTSE Developed Markets ETF	105,255	4,618,589
Vanguard FTSE Emerging Markets ETF	25,999	1,140,836

Total Investment Companies (cost $30,624,623)		32,754,807

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(a)(b)(d) (cost $283,258)	283,258	283,258

Total Investments – 100.1% (cost $30,907,881)		33,038,065
Other assets less liabilities – (0.1)%		(26,894)

Net Assets – 100.0%		$33,011,171

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

Glossary:

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

See notes to financial statements.

94 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES

July 31, 2018

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $8,717,045)	$8,774,221
Affiliated issuers (cost $4,414,534)	4,409,286
Receivable due from Adviser	32,668
Receivable for capital stock sold	5,798
Affiliated dividends receivable	5,449
Unaffiliated dividends receivable	3,440

Total assets	13,230,862

Liabilities
Audit and tax fee payable	34,535
Custody fee payable	15,573
Legal fee payable	13,343
Transfer Agent out of pocket fee payable	5,994
Payable for investments purchased	5,034
Distribution fee payable	2,638
Transfer Agent fee payable	2,554
Directors’ fees payable	2,092
Payable for capital stock redeemed	1,111
Accrued expenses and other liabilities	4,354

Total liabilities	87,228

Net Assets	$13,143,634

Composition of Net Assets
Capital stock, at par	$125
Additional paid-in capital	12,671,132
Undistributed net investment income	111,882
Accumulated net realized gain on investment transactions	308,567
Net unrealized appreciation on investments	51,928

$13,143,634

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$501,483	44,891	$11.17	*

C	$131,910	12,125	$10.88

Advisor	$71,121	6,301	$11.29

R	$402,388	38,529	$10.44

K	$11,012,669	1,048,589	$10.50

I	$12,461	1,159	$10.75

Z	$1,011,602	96,094	$10.53

*	The maximum offering price per share for Class A shares was $11.67 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 95

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $11,087,168)	$11,323,197
Affiliated issuers (cost $7,061,004)	7,084,622
Receivable due from Adviser	30,324
Affiliated dividends receivable	9,882
Unaffiliated dividends receivable	4,354
Receivable for capital stock sold	2,280

Total assets	18,454,659

Liabilities
Audit and tax fee payable	30,430
Custody fee payable	15,581
Legal fee payable	13,613
Payable for investments purchased	9,491
Transfer Agent out of pocket fee payable	6,712
Distribution fee payable	3,749
Transfer Agent fee payable	2,286
Directors’ fees payable	2,092
Accrued expenses	4,510

Total liabilities	88,464

Net Assets	$18,366,195

Composition of Net Assets
Capital stock, at par	$173
Additional paid-in capital	17,355,768
Undistributed net investment income	158,743
Accumulated net realized gain on investment transactions	591,864
Net unrealized appreciation on investments	259,647

$18,366,195

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$412,111	36,837	$11.19	*

C	$119,848	10,850	$11.05

Advisor	$780,673	70,097	$11.14

R	$373,951	35,225	$10.62

K	$16,603,120	1,565,499	$10.61

I	$65,511	6,177	$10.61

Z	$10,981	1,034	$10.62

*	The maximum offering price per share for Class A shares was $11.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

96 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $25,726,710)	$26,655,508
Affiliated issuers (cost $16,975,966)	17,120,110
Receivable for investments sold	540,866
Receivable for capital stock sold	49,297
Receivable due from Adviser	35,109
Affiliated dividends receivable	24,450
Unaffiliated dividends receivable	12,444

Total assets	44,437,784

Liabilities
Due to custodian	492,913
Payable for investments purchased	23,354
Distribution fee payable	9,493
Directors’ fees payable	2,092
Transfer Agent fee payable	1,982
Accrued expenses	81,483

Total liabilities	611,317

Net Assets	$43,826,467

Composition of Net Assets
Capital stock, at par	$410
Additional paid-in capital	40,190,086
Undistributed net investment income	371,361
Accumulated net realized gain on investment transactions	2,191,668
Net unrealized appreciation on investments	1,072,942

$43,826,467

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,702,803	156,123	$10.91	*

C	$577,647	53,394	$10.82

Advisor	$70,258	6,351	$11.06

R	$283,018	26,549	$10.66

K	$41,025,842	3,840,919	$10.68

I	$154,662	14,440	$10.71

Z	$12,237	1,146.33	$10.67

*	The maximum offering price per share for Class A shares was $11.39 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 97

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $60,135,678)	$62,396,880
Affiliated issuers (cost $38,054,421)	38,437,186
Receivable for investments sold	584,830
Receivable for capital stock sold	71,310
Affiliated dividends receivable	57,084
Receivable due from Adviser	37,368
Unaffiliated dividends receivable	27,490

Total assets	101,612,148

Liabilities
Payable for investments purchased	54,168
Transfer Agent out of pocket fee payable	36,351
Audit and tax fee payable	30,430
Distribution fee payable	22,130
Custody fee payable	16,815
Legal fee payable	13,343
Transfer Agent fee payable	4,384
Directors’ fees payable	2,092
Payable for capital stock redeemed	212
Accrued expenses	7,114

Total liabilities	187,039

Net Assets	$101,425,109

Composition of Net Assets
Capital stock, at par	$921
Additional paid-in capital	92,021,935
Undistributed net investment income	814,376
Accumulated net realized gain on investment transactions	5,943,910
Net unrealized appreciation on investments	2,643,967

$101,425,109

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,086,858	453,345	$11.22	*

C	$1,271,328	114,630	$11.09

Advisor	$226,116	20,108.44	$11.24

R	$2,880,506	262,611	$10.97

K	$91,753,993	8,341,245	$11.00

I	$49,681	4,401	$11.29

Z	$156,627	14,236	$11.00

*	The maximum offering price per share for Class A shares was $11.72 which reflects a sales charge of 4.25%.

See notes to financial statements.

98 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $88,895,567)	$94,023,948
Affiliated issuers (cost $57,591,388)	58,698,697
Affiliated dividends receivable	98,441
Receivable for capital stock sold	45,708
Receivable due from Adviser	41,185
Unaffiliated dividends receivable	20,393

Total assets	152,928,372

Liabilities
Payable for investments purchased	93,440
Transfer Agent out of pocket fee payable	54,531
Distribution fee payable	31,527
Audit and tax fee payable	30,430
Custody fee payable	17,356
Legal fee payable	13,613
Transfer Agent fee payable	6,405
Directors’ fees payable	2,092
Payable for capital stock redeemed	312
Accrued expenses	8,111

Total liabilities	257,817

Net Assets	$152,670,555

Composition of Net Assets
Capital stock, at par	$1,342
Additional paid-in capital	134,829,613
Undistributed net investment income	1,177,507
Accumulated net realized gain on investment transactions	10,426,403
Net unrealized appreciation on investments	6,235,690

$152,670,555

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,524,653	476,229	$11.60	*

C	$713,851	62,200	$11.48

Advisor	$1,053,459	90,581	$11.63

R	$2,636,120	232,996	$11.31

K	$141,800,879	12,478,044	$11.36

I	$830,841	72,819	$11.41

Z	$110,752	9,742	$11.37

*	The maximum offering price per share for Class A shares was $12.11 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 99

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $77,520,767)	$82,315,133
Affiliated issuers (cost $41,633,686)	42,826,757
Affiliated dividends receivable	79,274
Receivable for capital stock sold	74,589
Receivable due from Adviser	38,409
Unaffiliated dividends receivable	5,844

Total assets	125,340,006

Liabilities
Payable for investments purchased	75,030
Transfer Agent out of pocket fee payable	48,416
Audit and tax fee payable	30,430
Distribution fee payable	25,930
Payable for capital stock redeemed	19,024
Custody fee payable	16,951
Legal fee payable	13,613
Transfer Agent fee payable	5,232
Directors’ fees payable	2,092
Accrued expenses	8,059

Total liabilities	244,777

Net Assets	$125,095,229

Composition of Net Assets
Capital stock, at par	$1,075
Additional paid-in capital	110,703,761
Undistributed net investment income	827,863
Accumulated net realized gain on investment transactions	7,575,093
Net unrealized appreciation on investments	5,987,437

$125,095,229

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,178,572	605,357	$11.86	*

C	$1,212,744	103,263	$11.74

Advisor	$1,051,639	88,446	$11.89

R	$1,818,856	157,105	$11.58

K	$111,934,483	9,637,402	$11.61

I	$1,798,105	154,215	$11.66

Z	$100,830	8,665	$11.64

*	The maximum offering price per share for Class A shares was $12.39 which reflects a sales charge of 4.25%.

See notes to financial statements.

100 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $78,006,141)	$83,565,501
Affiliated issuers (cost $35,458,007)	36,680,350
Receivable for capital stock sold	59,310
Affiliated dividends receivable	58,905
Receivable due from Adviser	37,799

Total assets	120,401,865

Liabilities
Payable for investments purchased	55,673
Transfer Agent out of pocket fee payable	46,423
Audit and tax fee payable	30,430
Distribution fee payable	24,892
Custody fee payable	16,901
Payable for capital stock redeemed	14,036
Legal fee payable	13,343
Transfer Agent fee payable	5,174
Directors’ fees payable	2,093
Accrued expenses	9,362

Total liabilities	218,327

Net Assets	$120,183,538

Composition of Net Assets
Capital stock, at par	$1,007
Additional paid-in capital	104,921,270
Undistributed net investment income	637,798
Accumulated net realized gain on investment transactions	7,841,760
Net unrealized appreciation on investments	6,781,703

$120,183,538

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,462,651	447,694	$12.20	*

C	$672,863	55,689	$12.08

Advisor	$455,461	37,173	$12.25

R	$1,238,147	104,273	$11.87

K	$112,028,034	9,393,908	$11.93

I	$290,206	24,011	$12.09

Z	$36,176	3,029	$11.94

*	The maximum offering price per share for Class A shares was $12.74 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 101

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $51,362,294)	$55,070,951
Affiliated issuers (cost $17,960,788)	18,966,999
Receivable for capital stock sold	81,012
Receivable due from Adviser	34,899
Affiliated dividends receivable	15,655

Total assets	74,169,516

Liabilities
Audit and tax fee payable	30,430
Transfer Agent out of pocket fee payable	27,460
Custody fee payable	16,325
Distribution fee payable	15,259
Payable for investments purchased	14,650
Legal fee payable	13,613
Transfer Agent fee payable	3,063
Directors’ fees payable	2,093
Payable for capital stock redeemed	400
Accrued expenses	8,884

Total liabilities	132,177

Net Assets	$74,037,339

Composition of Net Assets
Capital stock, at par	$613
Additional paid-in capital	62,233,563
Undistributed net investment income	307,698
Accumulated net realized gain on investment transactions	6,780,597
Net unrealized appreciation on investments	4,714,868

$74,037,339

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$4,071,926	329,911	$12.34	*

C	$584,014	47,820	$12.21

Advisor	$541,044	43,636	$12.40

R	$1,313,809	109,317	$12.02

K	$66,476,164	5,511,084	$12.06

I	$369,253	30,403	$12.15

Z	$681,129	56,407	$12.08

*	The maximum offering price per share for Class A shares was $12.89 which reflects a sales charge of 4.25%.

See notes to financial statements.

102 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $47,159,712)	$50,953,326
Affiliated issuers (cost $13,874,744)	14,631,795
Receivable for capital stock sold	98,437
Receivable due from Adviser	33,710
Affiliated dividends receivable	6,516

Total assets	65,723,784

Liabilities
Audit and tax fee payable	30,430
Transfer Agent out of pocket fee payable	28,374
Custody fee payable	16,166
Legal fee payable	13,613
Distribution fee payable	13,408
Payable for investments purchased	5,963
Transfer Agent fee payable	2,799
Directors’ fees payable	2,093
Payable for capital stock redeemed	902
Accrued expenses	7,224

Total liabilities	120,972

Net Assets	$65,602,812

Composition of Net Assets
Capital stock, at par	$535
Additional paid-in capital	55,221,000
Undistributed net investment income	248,430
Accumulated net realized gain on investment transactions	5,582,182
Net unrealized appreciation on investments	4,550,665

$65,602,812

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$3,252,545	258,935	$12.56	*

C	$268,187	21,466	$12.49

Advisor	$51,266	4,049	$12.66

R	$351,452	28,877	$12.17

K	$60,922,449	4,977,397	$12.24

I	$316,493	25,610	$12.36

Z	$440,420	35,963	$12.25

*	The maximum offering price per share for Class A shares was $13.12 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 103

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $19,674,173)	$21,160,513
Affiliated issuers (cost $5,791,911)	6,083,081
Receivable due from Adviser	33,973
Receivable for capital stock sold	26,400
Affiliated dividends receivable	2,583

Total assets	27,306,550

Liabilities
Audit and tax fee payable	30,430
Custody fee payable	15,580
Legal fee payable	13,343
Transfer Agent out of pocket fee payable	11,294
Payable for capital stock redeemed	7,176
Distribution fee payable	5,549
Payable for investments purchased	2,288
Transfer Agent fee payable	2,268
Directors’ fees payable	2,093
Accrued expenses	6,595

Total liabilities	96,616

Net Assets	$27,209,934

Composition of Net Assets
Capital stock, at par	$223
Additional paid-in capital	23,222,806
Undistributed net investment income	104,366
Accumulated net realized gain on investment transactions	2,105,029
Net unrealized appreciation on investments	1,777,510

$27,209,934

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,145,285	89,507	$12.80	*

C	$72,857	5,778	$12.61

Advisor	$256,937	19,976	$12.86

R	$555,434	45,798	$12.13

K	$25,089,462	2,061,534	$12.17

I	$38,351	3,077	$12.46

Z	$51,608	4,230	$12.20

*	The maximum offering price per share for Class A shares was $13.37 which reflects a sales charge of 4.25%.

See notes to financial statements.

104 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $23,875,695)	$25,638,494
Affiliated issuers (cost $7,032,186)	7,399,571
Receivable due from Adviser	33,155
Receivable for capital stock sold	31,193
Affiliated dividends receivable	3,173

Total assets	33,105,586

Liabilities
Audit and tax fee payable	30,430
Custody fee payable	15,674
Legal fee payable	13,613
Transfer Agent out of pocket fee payable	13,025
Distribution fee payable	6,639
Payable for investments purchased	2,803
Transfer Agent fee payable	2,153
Directors’ fees payable	2,093
Payable for capital stock redeemed	590
Accrued expenses	7,395

Total liabilities	94,415

Net Assets	$33,011,171

Composition of Net Assets
Capital stock, at par	$269
Additional paid-in capital	28,355,195
Undistributed net investment income	141,586
Accumulated net realized gain on investment transactions	2,383,937
Net unrealized appreciation on investments	2,130,184

$33,011,171

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,435,258	112,960	$12.71	*

C	$103,599	8,258	$12.55

Advisor	$612,033	47,535	$12.88

R	$294,685	24,203	$12.18

K	$30,433,715	2,490,573	$12.22

I	$86,971	7,020	$12.39

Z	$44,910	3,666	$12.25

*	The maximum offering price per share for Class A shares was $13.27 which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 105

STATEMENT OF OPERATIONS

Year Ended July 31, 2018

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$178,871
Income distributions from affiliated Underlying Portfolios	116,628	$295,499

Expenses
Advisory fee (see Note B)	17,516
Distribution fee – Class A	1,018
Distribution fee – Class C	1,540
Distribution fee – Class R	1,746
Distribution fee – Class K	26,529
Transfer agency – Class A	9,998
Transfer agency – Class C	3,924
Transfer agency – Advisor Class	721
Transfer agency – Class R	887
Transfer agency – Class K	21,121
Transfer agency – Class I	35
Transfer agency – Class Z	3
Registration fees	97,434
Custodian	67,477
Audit and tax	38,807
Legal	30,750
Directors’ fees	26,514
Printing	4,434
Miscellaneous	6,515

Total expenses	356,969
Less: expenses waived and reimbursed by the Adviser (see Note B)	(303,947)

Net expenses		53,022

Net investment income		242,477

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		73,918
Unaffiliated Underlying Portfolios		293,007
Net realized gain distributions from:
Affiliated Underlying Portfolios		25,443
Unaffiliated Underlying Portfolios		12,555
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(124,055)
Unaffiliated Underlying Portfolios		(228,565)

Net gain on investment transactions		52,303

Net Increase in Net Assets from Operations		$294,780

See notes to financial statements.

106 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$276,770
Income distributions from affiliated Underlying Portfolios	178,514	$455,284

Expenses
Advisory fee (see Note B)	25,280
Distribution fee – Class A	1,005
Distribution fee – Class C	1,344
Distribution fee – Class R	1,930
Distribution fee – Class K	37,697
Transfer agency – Class A	3,711
Transfer agency – Class C	1,282
Transfer agency – Advisor Class	7,254
Transfer agency – Class R	939
Transfer agency – Class K	29,479
Transfer agency – Class I	49
Transfer agency – Class Z	2
Registration fees	97,427
Custodian	67,815
Audit and tax	34,702
Legal	31,020
Directors’ fees	26,514
Printing	4,689
Miscellaneous	7,184

Total expenses	379,323
Less: expenses waived and reimbursed by the Adviser (see Note B)	(313,384)

Net expenses		65,939

Net investment income		389,345

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		70,649
Unaffiliated Underlying Portfolios		617,965
Net realized gain distributions from:
Affiliated Underlying Portfolios		47,923
Unaffiliated Underlying Portfolios		17,912
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(121,645)
Unaffiliated Underlying Portfolios		(338,109)

Net gain on investment transactions		294,695

Net Increase in Net Assets from Operations		$684,040

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 107

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$702,822
Income distributions from affiliated Underlying Portfolios	508,909	$1,211,731

Expenses
Advisory fee (see Note B)	65,692
Distribution fee – Class A	5,318
Distribution fee – Class C	6,198
Distribution fee – Class R	1,846
Distribution fee – Class K	100,999
Transfer agency – Class A	2,813
Transfer agency – Class C	828
Transfer agency – Advisor Class	104
Transfer agency – Class R	960
Transfer agency – Class K	80,107
Transfer agency – Class I	210
Transfer agency – Class Z	2
Registration fees	97,118
Custodian	70,957
Audit and tax	34,702
Legal	31,020
Directors’ fees	26,514
Printing	6,767
Miscellaneous	7,856

Total expenses	540,011
Less: expenses waived and reimbursed by the Adviser (see Note B)	(374,894)

Net expenses		165,117

Net investment income		1,046,614

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		198,906
Unaffiliated Underlying Portfolios		2,412,422
Net realized gain distributions from:
Affiliated Underlying Portfolios		151,276
Unaffiliated Underlying Portfolios		60,454
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(369,030)
Unaffiliated Underlying Portfolios		(1,347,267)

Net gain on investment transactions		1,106,761

Net Increase in Net Assets from Operations		$2,153,375

See notes to financial statements.

108 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,567,567
Income distributions from affiliated Underlying Portfolios	1,119,227	$2,686,794

Expenses
Advisory fee (see Note B)	144,161
Distribution fee – Class A	12,819
Distribution fee – Class C	13,608
Distribution fee – Class R	13,488
Distribution fee – Class K	215,963
Transfer agency – Class A	4,884
Transfer agency – Class C	1,325
Transfer agency – Advisor Class	211
Transfer agency – Class R	6,958
Transfer agency – Class K	172,771
Transfer agency – Class I	124
Transfer agency – Class Z	13
Registration fees	97,800
Custodian	73,968
Legal	39,830
Audit and tax	34,714
Directors’ fees	26,514
Printing	17,301
Miscellaneous	9,090

Total expenses	885,542
Less: expenses waived and reimbursed by the Adviser (see Note B)	(493,916)

Net expenses		391,626

Net investment income		2,295,168

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		801,291
Unaffiliated Underlying Portfolios		5,554,747
Net realized gain distributions from:
Affiliated Underlying Portfolios		382,697
Unaffiliated Underlying Portfolios		162,621
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(887,983)
Unaffiliated Underlying Portfolios		(3,091,041)

Net gain on investment transactions		2,922,332

Net Increase in Net Assets from Operations		$5,217,500

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 109

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$2,421,466
Income distributions from affiliated Underlying Portfolios	1,705,997	$4,127,463

Expenses
Advisory fee (see Note B)	217,779
Distribution fee – Class A	12,989
Distribution fee – Class C	7,054
Distribution fee – Class R	15,503
Distribution fee – Class K	335,507
Transfer agency – Class A	5,574
Transfer agency – Class C	823
Transfer agency – Advisor Class	1,025
Transfer agency – Class R	7,731
Transfer agency – Class K	261,464
Transfer agency – Class I	973
Transfer agency – Class Z	13
Registration fees	98,177
Custodian	75,498
Legal	40,101
Audit and tax	34,716
Directors’ fees	26,514
Printing	20,551
Miscellaneous	9,980

Total expenses	1,171,972
Less: expenses waived and reimbursed by the Adviser (see Note B)	(590,016)

Net expenses		581,956

Net investment income		3,545,507

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		2,031,599
Unaffiliated Underlying Portfolios		8,078,154
Net realized gain distributions from:
Affiliated Underlying Portfolios		810,660
Unaffiliated Underlying Portfolios		315,445
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,502,960)
Unaffiliated Underlying Portfolios		(3,346,392)

Net gain on investment transactions		6,386,506

Net Increase in Net Assets from Operations		$9,932,013

See notes to financial statements.

110 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,851,725
Income distributions from affiliated Underlying Portfolios	1,320,327	$3,172,052

Expenses
Advisory fee (see Note B)	172,506
Distribution fee – Class A	17,402
Distribution fee – Class C	9,446
Distribution fee – Class R	9,591
Distribution fee – Class K	255,497
Transfer agency – Class A	5,823
Transfer agency – Class C	871
Transfer agency – Advisor Class	836
Transfer agency – Class R	4,770
Transfer agency – Class K	198,049
Transfer agency – Class I	2,233
Transfer agency – Class Z	10
Registration fees	98,103
Custodian	74,695
Legal	40,100
Audit and tax	34,716
Directors’ fees	26,514
Printing	23,008
Miscellaneous	9,522

Total expenses	983,692
Less: expenses waived and reimbursed by the Adviser (see Note B)	(492,078)

Net expenses		491,614

Net investment income		2,680,438

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,453,286
Unaffiliated Underlying Portfolios		5,929,330
Net realized gain distributions from:
Affiliated Underlying Portfolios		1,000,767
Unaffiliated Underlying Portfolios		300,366
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(914,944)
Unaffiliated Underlying Portfolios		(1,886,624)

Net gain on investment transactions		5,882,181

Net Increase in Net Assets from Operations		$8,562,619

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 111

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,857,364
Income distributions from affiliated Underlying Portfolios	975,961	$2,833,325

Expenses
Advisory fee (see Note B)	162,320
Distribution fee – Class A	12,681
Distribution fee – Class C	6,164
Distribution fee – Class R	8,301
Distribution fee – Class K	249,172
Transfer agency – Class A	6,462
Transfer agency – Class C	834
Transfer agency – Advisor Class	698
Transfer agency – Class R	4,052
Transfer agency – Class K	190,166
Transfer agency – Class I	387
Transfer agency – Class Z	6
Registration fees	97,952
Custodian	74,217
Legal	39,831
Audit and tax	34,716
Directors’ fees	26,516
Printing	24,393
Miscellaneous	9,462

Total expenses	948,330
Less: expenses waived and reimbursed by the Adviser (see Note B)	(484,871)

Net expenses		463,459

Net investment income		2,369,866

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		2,460,874
Unaffiliated Underlying Portfolios		5,569,745
Net realized gain distributions from:
Affiliated Underlying Portfolios		819,968
Unaffiliated Underlying Portfolios		352,241
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,154,332)
Unaffiliated Underlying Portfolios		(1,390,075)

Net gain on investment transactions		6,658,421

Net Increase in Net Assets from Operations		$9,028,287

See notes to financial statements.

112 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,225,806
Income distributions from affiliated Underlying Portfolios	393,263	$1,619,069

Expenses
Advisory fee (see Note B)	104,788
Distribution fee – Class A	10,349
Distribution fee – Class C	4,862
Distribution fee – Class R	6,327
Distribution fee – Class K	155,399
Transfer agency – Class A	5,759
Transfer agency – Class C	714
Transfer agency – Advisor Class	702
Transfer agency – Class R	3,072
Transfer agency – Class K	121,594
Transfer agency – Class I	568
Transfer agency – Class Z	129
Registration fees	97,677
Custodian	72,075
Legal	40,100
Audit and tax	34,702
Directors’ fees	26,517
Printing	20,857
Miscellaneous	9,055

Total expenses	715,246
Less: expenses waived and reimbursed by the Adviser (see Note B)	(402,735)

Net expenses		312,511

Net investment income		1,306,558

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		2,303,831
Unaffiliated Underlying Portfolios		4,437,361
Net realized gain distributions from:
Affiliated Underlying Portfolios		669,226
Unaffiliated Underlying Portfolios		263,266
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(976,331)
Unaffiliated Underlying Portfolios		(1,426,628)

Net gain on investment transactions		5,270,725

Net Increase in Net Assets from Operations		$6,577,283

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 113

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$1,041,433
Income distributions from affiliated Underlying Portfolios	285,574	$1,327,007

Expenses
Advisory fee (see Note B)	90,925
Distribution fee – Class A	8,242
Distribution fee – Class C	2,915
Distribution fee – Class R	7,809
Distribution fee – Class K	136,042
Transfer agency – Class A	6,850
Transfer agency – Class C	634
Transfer agency – Advisor Class	83
Transfer agency – Class R	3,687
Transfer agency – Class K	108,341
Transfer agency – Class I	470
Transfer agency – Class Z	81
Registration fees	97,150
Custodian	71,596
Legal	40,100
Audit and tax	34,702
Directors’ fees	26,517
Printing	19,448
Miscellaneous	8,321

Total expenses	663,913
Less: expenses waived and reimbursed by the Adviser (see Note B)	(395,706)

Net expenses		268,207

Net investment income		1,058,800

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		1,912,899
Unaffiliated Underlying Portfolios		3,508,694
Net realized gain distributions from:
Affiliated Underlying Portfolios		598,775
Unaffiliated Underlying Portfolios		251,072
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(792,153)
Unaffiliated Underlying Portfolios		(741,548)

Net gain on investment transactions		4,737,739

Net Increase in Net Assets from Operations		$5,796,539

See notes to financial statements.

114 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$406,136
Income distributions from affiliated Underlying Portfolios	112,798	$518,934

Expenses
Advisory fee (see Note B)	35,935
Distribution fee – Class A	2,597
Distribution fee – Class C	777
Distribution fee – Class R	2,757
Distribution fee – Class K	54,753
Transfer agency – Class A	8,541
Transfer agency – Class C	694
Transfer agency – Advisor Class	1,072
Transfer agency – Class R	1,434
Transfer agency – Class K	43,196
Transfer agency – Class I	64
Transfer agency – Class Z	5
Registration fees	97,335
Custodian	69,885
Audit and tax	37,012
Legal	30,750
Directors’ fees	26,517
Printing	9,978
Miscellaneous	7,427

Total expenses	430,729
Less: expenses waived and reimbursed by the Adviser (see Note B)	(323,637)

Net expenses		107,092

Net investment income		411,842

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		733,614
Unaffiliated Underlying Portfolios		1,455,874
Net realized gain distributions from:
Affiliated Underlying Portfolios		235,123
Unaffiliated Underlying Portfolios		95,593
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(315,675)
Unaffiliated Underlying Portfolios		(382,646)

Net gain on investment transactions		1,821,883

Net Increase in Net Assets from Operations		$2,233,725

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 115

STATEMENT OF OPERATIONS (continued)

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$488,127
Income distributions from affiliated Underlying Portfolios	134,570	$622,697

Expenses
Advisory fee (see Note B)	43,219
Distribution fee – Class A	3,171
Distribution fee – Class C	1,351
Distribution fee – Class R	1,561
Distribution fee – Class K	65,586
Transfer agency – Class A	5,612
Transfer agency – Class C	720
Transfer agency – Advisor Class	2,634
Transfer agency – Class R	734
Transfer agency – Class K	50,027
Transfer agency – Class I	185
Transfer agency – Class Z	5
Registration fees	97,033
Custodian	70,159
Audit and tax	34,702
Legal	31,020
Directors’ fees	26,517
Printing	13,761
Miscellaneous	7,345

Total expenses	455,342
Less: expenses waived and reimbursed by the Adviser (see Note B)	(327,222)

Net expenses		128,120

Net investment income		494,577

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		828,040
Unaffiliated Underlying Portfolios		1,579,634
Net realized gain distributions from:
Affiliated Underlying Portfolios		281,058
Unaffiliated Underlying Portfolios		114,392
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(310,855)
Unaffiliated Underlying Portfolios		(233,004)

Net gain on investment transactions		2,259,265

Net Increase in Net Assets from Operations		$2,753,842

See notes to financial statements.

116 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS

AB Multi-Manager Select Retirement Allocation Fund
Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$242,477	$193,437
Net realized gain on Underlying Portfolios	366,925	109,108
Net realized gain distributions from Underlying Portfolios	37,998	32,287
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(352,620)	148,809

Net increase in net assets from operations	294,780	483,641
Dividends and Distributions to Shareholders from
Net investment income
Class R	(8,415)	(729)
Class K	(189,978)	(156,811)
Class I	– 0	–	(17,281)
Class Z	(235)	(234)
Net realized gain on investment transactions
Class A	(3,562)	– 0	–
Class C	(1,351)	– 0	–
Advisor Class	(271)	– 0	–
Class R	(4,345)	– 0	–
Class K	(105,729)	– 0	–
Class I	(186)	– 0	–
Class Z	(110)	– 0	–
Capital Stock Transactions
Net increase (decrease)	3,688,571	(438,400)

Total increase (decrease)	3,669,169	(129,814)
Net Assets
Beginning of period	9,474,465	9,604,279

End of period (including undistributed net investment income of $111,882 and $70,635, respectively)	$13,143,634	$9,474,465

See notes to financial statements.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 117

STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2010 Fund
Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$389,345	$276,523
Net realized gain on Underlying Portfolios	688,614	308,548
Net realized gain distributions from Underlying Portfolios	65,835	52,451
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(459,754)	180,543

Net increase in net assets from operations	684,040	818,065
Dividends and Distributions to Shareholders from
Net investment income
Class A	(4,530)	(419)
Class C	(273)	– 0	–
Advisor Class	(9,627)	(10,370)
Class R	(6,292)	(10,769)
Class K	(306,629)	(230,069)
Class I	(1,324)	(610)
Class Z	(277)	(265)
Net realized gain on investment transactions
Class A	(9,803)	(1,101)
Class C	(3,381)	(321)
Advisor Class	(18,519)	(2,149)
Class R	(10,073)	(1,827)
Class K	(367,577)	(34,560)
Class I	(1,390)	(70)
Class Z	(281)	(33)
Capital Stock Transactions
Net increase (decrease)	5,223,037	(2,647,412)

Total increase (decrease)	5,167,101	(2,121,910)
Net Assets
Beginning of period	13,199,094	15,321,004

End of period (including undistributed net investment income of $158,743 and $101,161, respectively)	$18,366,195	$13,199,094

See notes to financial statements.

118 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2015 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,046,614	$881,367
Net realized gain on Underlying Portfolios	2,611,328	1,055,709
Net realized gain distributions from Underlying Portfolios	211,730	177,469
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(1,716,297)	956,697

Net increase in net assets from operations	2,153,375	3,071,242
Dividends and Distributions to Shareholders from
Net investment income
Class A	(50,322)	(34,876)
Class C	(9,478)	(9,155)
Advisor Class	(2,034)	(1,595)
Class R	(8,697)	(6,163)
Class K	(898,791)	(764,529)
Class I	(3,711)	(13,513)
Class Z	(315)	(257)
Net realized gain on investment transactions
Class A	(75,097)	(10,425)
Class C	(22,415)	(3,838)
Advisor Class	(2,744)	(365)
Class R	(14,799)	(2,037)
Class K	(1,367,497)	(205,519)
Class I	(5,254)	(3,065)
Class Z	(404)	(57)
Capital Stock Transactions
Net increase (decrease)	2,065,626	(6,878,024)

Total increase (decrease)	1,757,443	(4,862,176)
Net Assets
Beginning of period	42,069,024	46,931,200

End of period (including undistributed net investment income of $371,361 and $307,001, respectively)	$43,826,467	$42,069,024

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2020 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,295,168	$1,767,096
Net realized gain on Underlying Portfolios	6,356,038	2,065,523
Net realized gain distributions from Underlying Portfolios	545,318	442,449
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(3,979,024)	3,453,636

Net increase in net assets from operations	5,217,500	7,728,704
Dividends and Distributions to Shareholders from
Net investment income
Class A	(107,667)	(88,088)
Class C	(20,036)	(14,696)
Advisor Class	(5,601)	(4,135)
Class R	(57,210)	(26,966)
Class K	(1,915,476)	(1,331,949)
Class I	0 (a)	(49,437)
Class Z	(304)	(238)
Net realized gain on investment transactions
Class A	(134,467)	(25,316)
Class C	(38,851)	(6,210)
Advisor Class	(6,214)	(948)
Class R	(78,005)	(9,846)
Class K	(2,419,105)	(359,437)
Class I	(1,186)	(11,434)
Class Z	(327)	(53)
Capital Stock Transactions
Net increase	7,440,816	644,807

Total increase	7,873,867	6,444,758
Net Assets
Beginning of period	93,551,242	87,106,484

End of period (including undistributed net investment income of $814,376 and $643,435, respectively)	$101,425,109	$93,551,242

(a)	Amount is less than $.50.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2025 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,545,507	$2,500,070
Net realized gain on Underlying Portfolios	10,109,753	2,752,225
Net realized gain distributions from Underlying Portfolios	1,126,105	769,473
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(4,849,352)	6,575,255

Net increase in net assets from operations	9,932,013	12,597,023
Dividends and Distributions to Shareholders from
Net investment income
Class A	(109,349)	(58,560)
Class C	(9,376)	(9,756)
Advisor Class	(22,569)	(15,502)
Class R	(72,949)	(41,732)
Class K	(2,963,832)	(1,894,206)
Class I	(17,256)	(54,800)
Class Z	(996)	(755)
Net realized gain on investment transactions
Class A	(107,080)	(29,013)
Class C	(14,822)	(6,180)
Advisor Class	(19,987)	(5,471)
Class R	(78,437)	(20,866)
Class K	(2,947,335)	(780,630)
Class I	(16,479)	(19,261)
Class Z	(846)	(255)
Capital Stock Transactions
Net increase	16,475,943	831,400

Total increase	20,026,643	10,491,436
Net Assets
Beginning of period	132,643,912	122,152,476

End of period (including undistributed net investment income of $1,177,507 and $835,186, respectively)	$152,670,555	$132,643,912

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2030 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,680,438	$1,731,878
Net realized gain on Underlying Portfolios	7,382,616	2,649,543
Net realized gain distributions from Underlying Portfolios	1,301,133	636,757
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,801,568)	5,754,970

Net increase in net assets from operations	8,562,619	10,773,148
Dividends and Distributions to Shareholders from
Net investment income
Class A	(137,071)	(67,828)
Class C	(9,198)	(9,903)
Advisor Class	(22,314)	(13,562)
Class R	(41,904)	(21,869)
Class K	(2,131,822)	(1,194,305)
Class I	(37,171)	(67,735)
Class Z	(534)	(240)
Net realized gain on investment transactions
Class A	(197,840)	(41,193)
Class C	(25,010)	(8,018)
Advisor Class	(29,085)	(6,109)
Class R	(65,849)	(15,399)
Class K	(3,140,630)	(636,869)
Class I	(50,575)	(30,156)
Class Z	(674)	(105)
Capital Stock Transactions
Net increase	20,661,038	7,423,509

Total increase	23,333,980	16,083,366
Net Assets
Beginning of period	101,761,249	85,677,883

End of period (including undistributed net investment income of $827,863 and $537,651, respectively)	$125,095,229	$101,761,249

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2035 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,369,866	$1,381,711
Net realized gain on Underlying Portfolios	8,030,619	1,920,637
Net realized gain distributions from Underlying Portfolios	1,172,209	666,500
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,544,407)	6,704,770

Net increase in net assets from operations	9,028,287	10,673,618
Dividends and Distributions to Shareholders from
Net investment income
Class A	(96,756)	(36,140)
Class C	(4,549)	(8,011)
Advisor Class	(13,663)	(7,300)
Class R	(35,799)	(16,201)
Class K	(1,986,962)	(836,846)
Class I	(2,580)	(60,400)
Class Z	(558)	(275)
Net realized gain on investment transactions
Class A	(146,717)	(27,220)
Class C	(17,488)	(8,139)
Advisor Class	(18,589)	(3,474)
Class R	(59,254)	(11,632)
Class K	(2,982,455)	(480,016)
Class I	(6,541)	(28,468)
Class Z	(720)	(125)
Capital Stock Transactions
Net increase	25,029,324	10,991,918

Total increase	28,684,980	20,141,289
Net Assets
Beginning of period	91,498,558	71,357,269

End of period (including undistributed net investment income of $637,798 and $413,386, respectively)	$120,183,538	$91,498,558

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2040 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,306,558	$895,145
Net realized gain on Underlying Portfolios	6,741,192	1,408,460
Net realized gain distributions from Underlying Portfolios	932,492	628,559
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(2,402,959)	5,296,600

Net increase in net assets from operations	6,577,283	8,228,764
Dividends and Distributions to Shareholders from
Net investment income
Class A	(71,705)	(22,743)
Class C	(3,453)	(6,144)
Advisor Class	(9,243)	(5,361)
Class R	(18,334)	(13,274)
Class K	(1,089,346)	(584,318)
Class I	(4,510)	(39,695)
Class Z	(13,101)	(8,500)
Net realized gain on investment transactions
Class A	(135,759)	(21,120)
Class C	(16,481)	(6,520)
Advisor Class	(15,492)	(2,596)
Class R	(43,234)	(9,662)
Class K	(2,053,618)	(354,310)
Class I	(10,048)	(19,137)
Class Z	(20,514)	(3,954)
Capital Stock Transactions
Net increase (decrease)	6,402,578	(1,214,511)

Total increase	9,475,023	5,916,919
Net Assets
Beginning of period	64,562,316	58,645,397

End of period (including undistributed net investment income of $307,698 and $213,607, respectively)	$74,037,339	$64,562,316

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2045 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,058,800	$685,752
Net realized gain on Underlying Portfolios	5,421,593	1,111,848
Net realized gain distributions from Underlying Portfolios	849,847	549,532
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(1,533,701)	4,649,209

Net increase in net assets from operations	5,796,539	6,996,341
Dividends and Distributions to Shareholders from
Net investment income
Class A	(47,183)	(15,732)
Class C	(2,301)	(1,036)
Advisor Class	(641)	(347)
Class R	(34,874)	(19,126)
Class K	(880,904)	(438,618)
Class I	(2,856)	(40,162)
Class Z	(7,842)	(5,050)
Net realized gain on investment transactions
Class A	(97,242)	(15,285)
Class C	(9,290)	(1,803)
Advisor Class	(1,133)	(167)
Class R	(74,255)	(12,525)
Class K	(1,669,992)	(225,030)
Class I	(7,755)	(16,592)
Class Z	(12,337)	(2,003)
Capital Stock Transactions
Net increase	8,222,531	4,297,883

Total increase	11,170,465	10,500,748
Net Assets
Beginning of period	54,432,347	43,931,599

End of period (including undistributed net investment income of $248,430 and $169,408, respectively)	$65,602,812	$54,432,347

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB Multi-Manager Select 2050 Fund
Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$411,842	$287,101
Net realized gain on Underlying Portfolios	2,189,488	464,854
Net realized gain distributions from Underlying Portfolios	330,716	228,150
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(698,321)	1,930,883

Net increase in net assets from operations	2,233,725	2,910,988
Dividends and Distributions to Shareholders from
Net investment income
Class A	(5,631)	– 0	–
Class C	0	(a)	– 0	–
Advisor Class	(1,280)	(462)
Class R	(8,288)	(4,942)
Class K	(359,191)	(189,810)
Class I	– 0	–	(24,707)
Class Z	(264)	(171)
Net realized gain on investment transactions
Class A	(36,553)	(3,875)
Class C	(3,114)	(292)
Advisor Class	(4,736)	(326)
Class R	(23,165)	(2,216)
Class K	(834,956)	(76,402)
Class I	(663)	(8,083)
Class Z	(510)	(54)
Capital Stock Transactions
Net increase	4,397,516	1,611,571

Total increase	5,352,890	4,211,219
Net Assets
Beginning of period	21,857,044	17,645,825

End of period (including undistributed net investment income of $104,366 and $68,338, respectively)	$27,209,934	$21,857,044

(a)	Amount is less than $.50.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB Multi-Manager Select 2055 Fund
	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$494,577	$286,413
Net realized gain on Underlying Portfolios	2,407,674	417,082
Net realized gain distributions from Underlying Portfolios	395,450	224,681
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(543,859)	2,102,765

Net increase in net assets from operations	2,753,842	3,030,941
Dividends and Distributions to Shareholders from
Net investment income
Class A	(13,558)	0 (a)
Class C	0 (a)	0 (a)
Advisor Class	(6,754)	(1,691)
Class R	(6,352)	(809)
Class K	(410,840)	(195,029)
Class I	(652)	(17,327)
Class Z	(312)	(179)
Net realized gain on investment transactions
Class A	(35,195)	(3,750)
Class C	(3,547)	(552)
Advisor Class	(16,644)	(2,811)
Class R	(12,577)	(446)
Class K	(758,141)	(95,602)
Class I	(2,249)	(6,897)
Class Z	(479)	(69)
Capital Stock Transactions
Net increase	6,113,937	5,585,891

Total increase	7,600,479	8,291,670
Net Assets
Beginning of period	25,410,692	17,119,022

End of period (including undistributed net investment income of $141,586 and $72,733, respectively)	$33,011,171	$25,410,692

(a)	Amount is less than $.50.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

July 31, 2018

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”), each a diversified portfolio. The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. In order to implement the Funds’ investment strategies, Morningstar Investment Management LLC, the Funds’ sub-adviser, selects mutual funds and ETFs (“Underlying Portfolios”) for investment by the Funds from among AB mutual funds and funds offered by other fund complexes that have entered into a participation agreement or similar arrangement with the Funds. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the

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NOTES TO FINANCIAL STATEMENTS (continued)

accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share of the Funds, which may be based on the NAVs of the Underlying Portfolios, is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following tables summarize the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$13,119,480	$	– 0	–	$	– 0	–	$13,119,480
Short-Term Investments	64,027		– 0	–		– 0	–	64,027

Total(a)	$13,183,507	$	– 0	–	$	– 0	–	$13,183,507

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2010 Fund
Investment Companies	$18,337,798	$	– 0	–	$	– 0	–	$18,337,798
Short-Term Investments	70,021		– 0	–		– 0	–	70,021

Total(a)	$18,407,819	$	– 0	–	$	– 0	–	$18,407,819

AB Multi-Manager Select 2015 Fund
Investment Companies	$43,775,618	$	– 0	–	$	– 0	–	$43,775,618

Total(a)	$43,775,618	$	– 0	–	$	– 0	–	$43,775,618

AB Multi-Manager Select 2020 Fund
Investment Companies	$100,799,741	$	– 0	–	$	– 0	–	$100,799,741
Short-Term Investments	34,325		– 0	–		– 0	–	34,325

Total(a)	$100,834,066	$	– 0	–	$	– 0	–	$100,834,066

AB Multi-Manager Select 2025 Fund
Investment Companies	$151,883,466	$	– 0	–	$	– 0	–	$151,883,466
Short-Term Investments	839,179		– 0	–		– 0	–	839,179

Total(a)	$152,722,645	$	– 0	–	$	– 0	–	$152,722,645

AB Multi-Manager Select 2030 Fund
Investment Companies	$124,837,749	$	– 0	–	$	– 0	–	$124,837,749
Short-Term Investments	304,141		– 0	–		– 0	–	304,141

Total(a)	$125,141,890	$	– 0	–	$	– 0	–	$125,141,890

AB Multi-Manager Select 2035 Fund
Investment Companies	$119,347,650	$	– 0	–	$	– 0	–	$119,347,650
Short-Term Investments	898,201		– 0	–		– 0	–	898,201

Total(a)	$120,245,851	$	– 0	–	$	– 0	–	$120,245,851

AB Multi-Manager Select 2040 Fund
Investment Companies	$73,403,594	$	– 0	–	$	– 0	–	$73,403,594
Short-Term Investments	634,356		– 0	–		– 0	–	634,356

Total(a)	$74,037,950	$	– 0	–	$	– 0	–	$74,037,950

AB Multi-Manager Select 2045 Fund
Investment Companies	$65,293,014	$	– 0	–	$	– 0	–	$65,293,014
Short-Term Investments	292,107		– 0	–		– 0	–	292,107

Total(a)	$65,585,121	$	– 0	–	$	– 0	–	$65,585,121

AB Multi-Manager Select 2050 Fund
Investment Companies	$27,010,164	$	– 0	–	$	– 0	–	$27,010,164
Short-Term Investments	233,430		– 0	–		– 0	–	233,430

Total(a)	$27,243,594	$	– 0	–	$	– 0	–	$27,243,594

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2055 Fund
Investment Companies	$32,754,807	$	– 0	–	$	– 0	–	$32,754,807
Short-Term Investments	283,258		– 0	–		– 0	–	283,258

Total(a)	$33,038,065	$	– 0	–	$	– 0	–	$33,038,065

(a)	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Funds’ average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Investment Management LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding the fees and expenses of Underlying Portfolios, interest expense, taxes, extraordinary expenses, brokerage commissions and other transaction costs, and expenses associated with securities sold short) on an annual basis (the “Expense Caps”) as follows:

	Effective November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2010 Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2015 Fund	0.35%	1.10%	0.10%	0.60%	0.35%	0.10%	0.10%
2020 Fund	0.37%	1.12%	0.12%	0.62%	0.37%	0.12%	0.12%
2025 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2030 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2035 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2040 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2045 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2050 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2055 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%

	December 1, 2016 to November 30, 2017
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2025 Fund	0.43%	1.18%	0.18%	0.68%	0.43%	0.18%	0.18%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2050 Fund	0.50%	1.25%	0.25%	0.75%	0.50%	0.25%	0.25%
2055 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%

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NOTES TO FINANCIAL STATEMENTS (continued)

	January 6, 2016 to December 1, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2010 Fund	0.41%	1.16%	0.16%	0.66%	0.41%	0.16%	0.16%
2015 Fund	0.40%	1.15%	0.15%	0.65%	0.40%	0.15%	0.15%
2020 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2025 Fund	0.44%	1.19%	0.19%	0.69%	0.44%	0.19%	0.19%
2030 Fund	0.48%	1.23%	0.23%	0.73%	0.48%	0.23%	0.23%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2045 Fund	0.51%	1.26%	0.26%	0.76%	0.51%	0.26%	0.26%
2050 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%
2055 Fund	0.52%	1.27%	0.27%	0.77%	0.52%	0.27%	0.27%

	Prior to January 6, 2016
Multi-Manager Select Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Retirement Allocation Fund	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
2010 Fund	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
2015 Fund	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
2020 Fund	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
2025 Fund	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
2030 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2035 Fund	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
2040 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2045 Fund	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
2050 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
2055 Fund	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

The Expense Caps may not be terminated by the Adviser before November 30, 2018. For the year ended July 31, 2018, such waivers and reimbursement amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$303,814	2035 Fund	$483,685
2010 Fund	313,237	2040 Fund	402,034
2015 Fund	374,554	2045 Fund	395,027
2020 Fund	493,097	2050 Fund	323,330
2025 Fund	588,725	2055 Fund	326,870
2030 Fund	490,950

134 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Any fees waived and expenses borne by the Adviser through January 5, 2016 are subject to repayment by the Funds until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne. For the period ended July 31, 2015, such waivers that were subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$206,043	2035 Fund	$206,713
2010 Fund	206,330	2040 Fund	204,490
2015 Fund	206,688	2045 Fund	204,804
2020 Fund	205,253	2050 Fund	205,292
2025 Fund	206,723	2055 Fund	203,471
2030 Fund	207,192

For the period ended July 31, 2016, such waivers that are subject to repayment amounted to:

Multi-Manager Select Fund	Amount	Fund	Amount
Retirement Allocation Fund	$148,582	2035 Fund	$140,240
2010 Fund	149,220	2040 Fund	135,952
2015 Fund	149,516	2045 Fund	138,850
2020 Fund	143,920	2050 Fund	144,451
2025 Fund	145,154	2055 Fund	144,775
2030 Fund	138,748

In any case, no repayment will be made that would cause the Funds’ total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps in effect at the time of the fee waiver/bearing of expenses or at the time of the potential repayment.

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended July 31, 2018, such compensation retained by ABIS was as follows:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$17,985	2035 Fund	$54,009
2010 Fund	17,985	2040 Fund	34,455
2015 Fund	21,755	2045 Fund	30,187
2020 Fund	47,368	2050 Fund	17,888
2025 Fund	71,909	2055 Fund	17,876
2030 Fund	55,635

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Funds’ shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Fund for the year ended July 31, 2018 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Multi-Manager Select Fund	Class A		Class A		Class C
Retirement Allocation Fund	$ – 0	–	$12		$	– 0	–
2010 Fund	1		– 0	–		– 0	–
2015 Fund	101		– 0	–		– 0	–
2020 Fund	834		58			– 0	–
2025 Fund	1,053		292			12
2030 Fund	1,667		73			48
2035 Fund	1,108		175			– 0	–
2040 Fund	948		47			573
2045 Fund	255		606			146
2050 Fund	277		66			73
2055 Fund	193		139			220

The Funds may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Funds in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Funds in an amount equal to each Funds’ pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Funds as an acquired fund fee and expense. For the year ended July 31, 2018, such waivers amounted to:

Multi-Manager Select Fund	Amount	Multi-Manager Select Fund	Amount
Retirement Allocation Fund	$133	2035 Fund	$1,186
2010 Fund	147	2040 Fund	701
2015 Fund	340	2045 Fund	679
2020 Fund	819	2050 Fund	307
2025 Fund	1,291	2055 Fund	352
2030 Fund	1,128

136 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Funds’ transactions in AB mutual funds for the year ended July 31, 2018 is as follows:

MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
													Distributions
Fund	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 7/31/18 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$178		$6,592	$6,706	$	– 0	–	$	– 0	–	$64		$1		$	– 0	–
AB All Market Real Return Portfolio	245		560	160		28			(11)		662		12			– 0	–
AB Bond Inflation Strategy	570		569	336		9			(21)		791		18			– 0	–
AB Concentrated Growth Fund	96		24	126		22			(16)		– 0	–	– 0	–		– 0	–
AB Discovery Value Fund, Inc.	– 0	–	141	129		(12)			– 0	–	– 0	–	1			6
AB Global Bond Fund, Inc.	191		1,773	232		(3)			(14)		1,715		19			– 0	–
AB Global Real Estate Investment Fund II	334		281	489		7			(13)		120		10			– 0	–
AB High Income Fund, Inc.	238		163	120		5			(21)		265		17			– 0	–
AB Intermediate Bond Portfolio	758		638	1,368		(27)			(1)		– 0	–	24			– 0	–
AB Relative Value Fund	381		176	319		43			(16)		265		7			19
AB Unconstrained Bond Fund, Inc.	282		376	122		2			(11)		527		8			– 0	–

Total						$74			$(124)		$4,409		$117			$25

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2010 FUND
													Distributions
Fund	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 7/31/18 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$218		$7,537	$7,685	$	– 0	–	$	– 0	–	$70		$1		$	– 0	–
AB All Market Real Return Portfolio	399		608	108		12			14		925		18			– 0	–
AB Bond Inflation Strategy	1,063		835	209		7			(36)		1,660		38			– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	186	188		2			– 0	–	– 0	–	– 0	–		10
AB Discovery Value Fund, Inc.	– 0	–	193	10		0	*		(2)		181		1			10
AB Global Bond Fund, Inc.	530		2,370	107		0	*		(27)		2,766		30			– 0	–
AB Global Real Estate Investment Fund II	530		216	562		23			(19)		188		18			– 0	–
AB High Income Fund, Inc.	304		336	65		4			(24)		555		25			– 0	–
AB Intermediate Bond Portfolio	795		1,054	1,809		(43)			3		– 0	–	31			– 0	–
AB Relative Value Fund	533		237	443		65			(22)		370		10			28
AB Unconstrained Bond Fund, Inc.	261		142	25		1			(9)		370		7			– 0	–

Total						$71			$(122)		$7,085		$179			$48

*	Amount is less than $500.

MULTI-MANAGER SELECT 2015 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$693	$14,209	$14,902	$	– 0	–	$	– 0	–	$	– 0	–	$2	$	– 0	–
AB All Market Real Return Portfolio	1,291	1,689	418	38	37	2,637	61	– 0	–
AB Bond Inflation Strategy	3,356	1,675	1,026	35	(104)	3,936	97	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	489	95	4	39	437	– 0	–	27
AB Discovery Value Fund, Inc.	428	565	548	59	(64)	440	4	52
AB Global Bond Fund, Inc.	1,673	4,656	566	2	(64)	5,701	71	– 0	–
AB Global Real Estate Investment Fund II	1,694	293	1,556	93	(78)	446	47	– 0	–
AB High Income Fund, Inc.	1,695	556	387	27	(131)	1,760	118	– 0	–
AB Intermediate Bond Portfolio	2,102	1,708	3,732	(90)	12	– 0	–	64	– 0	–
AB Relative Value Fund	845	271	276	28	9	877	27	72
AB Unconstrained Bond Fund, Inc.	834	248	174	3	(25)	886	18	– 0	–

Total	$199	$(369)	$17,120	$509	$151

138 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2020 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,553	$27,576	$29,095	$	– 0	–	$	– 0	–	$34	$5	$	– 0	–
AB All Market Real Return Portfolio	2,814	3,818	687	56	99	6,100	131	– 0	–
AB Bond Inflation Strategy	5,639	2,695	1,161	40	(148)	7,065	151	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	1,037	174	10	91	964	– 0	–	57
AB Discovery Value Fund, Inc.	930	2,376	1,220	62	(100)	2,048	14	168
AB Global Bond Fund, Inc.	2,794	9,228	765	2	(113)	11,146	130	– 0	–
AB Global Real Estate Investment Fund II	3,738	722	3,468	180	(170)	1,002	148	– 0	–
AB High Income Fund, Inc.	4,691	1,613	885	45	(333)	5,131	322	– 0	–
AB Intermediate Bond Portfolio	4,699	2,491	7,039	(164)	13	– 0	–	126	– 0	–
AB Relative Value Fund	4,665	1,630	3,764	565	(184)	2,912	59	158
AB Unconstrained Bond Fund, Inc.	951	1,366	244	5	(43)	2,035	33	– 0	–

Total	$801	$(888)	$38,437	$1,119	$383

MULTI-MANAGER SELECT 2025 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$2,693	$40,298	$42,152	$	– 0	–	$	– 0	–	$839	$8	$	– 0	–
AB All Market Real Return Portfolio	2,727	5,419	572	62	97	7,733	154	– 0	–
AB Bond Inflation Strategy	3,938	2,597	390	2	(89)	6,058	118	– 0	–
AB Concentrated Growth Fund	3,943	383	4,573	776	(529)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	1,312	1,984	811	203	263	2,951	– 0	–	179
AB Discovery Value Fund, Inc.	1,301	3,633	1,869	123	(171)	3,017	21	261
AB Global Bond Fund, Inc.	3,941	11,973	601	3	(144)	15,172	168	– 0	–
AB Global Real Estate Investment Fund II	6,622	1,404	4,991	208	(175)	3,068	309	– 0	–
AB High Income Fund, Inc.	7,949	4,079	938	42	(548)	10,584	593	– 0	–
AB Intermediate Bond Portfolio	3,957	6,130	9,874	(248)	35	– 0	–	165	– 0	–
AB Relative Value Fund	7,941	3,051	5,345	861	(217)	6,291	138	371
AB Unconstrained Bond Fund, Inc.	– 0	–	3,011	– 0	–	– 0	–	(25)	2,986	32	– 0	–

Total	$2,032	$(1,503)	$58,699	$1,706	$811

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 139

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2030 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$2,156	$32,576	$34,427	$	– 0	–	$	– 0	–	$305	$7	$	– 0	–
AB All Market Real Return Portfolio	1,010	4,201	178	22	28	5,083	79	– 0	–
AB Bond Inflation Strategy	– 0	–	1,217	– 0	–	– 0	–	(7)	1,210	6	– 0	–
AB Concentrated Growth Fund	3,004	286	3,477	637	(450)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	989	1,469	401	91	269	2,417	– 0	–	137
AB Discovery Value Fund, Inc.	2,013	1,789	267	38	124	3,697	16	200
AB Global Bond Fund, Inc.	3,024	5,934	205	2	(90)	8,665	106	– 0	–
AB Global Real Estate Investment Fund II	4,118	892	2,568	122	(102)	2,462	178	– 0	–
AB High Income Fund, Inc.	6,143	5,017	647	47	(507)	10,053	526	– 0	–
AB Intermediate Bond Portfolio	3,039	5,079	7,947	(192)	21	– 0	–	132	– 0	–
AB Relative Value Fund	10,180	2,598	5,568	705	(199)	7,716	246	664
AB Unconstrained Bond Fund, Inc.	– 0	–	2,472	1,232	(19)	(2)	1,219	24	– 0	–

Total	$1,453	$(915)	$42,827	$1,320	$1,001

MULTI-MANAGER SELECT 2035 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,004	$29,990	$30,097	$	– 0	–	$	– 0	–	$897	$7	$	– 0	–
AB All Market Real Return Portfolio	910	3,945	94	7	36	4,804	73	– 0	–
AB Concentrated Growth Fund	4,508	637	5,431	894	(608)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	903	2,654	585	195	268	3,435	– 0	–	190
AB Discovery Value Fund, Inc.	1,823	1,779	189	16	131	3,560	15	189
AB Global Bond Fund, Inc.	– 0	–	7,988	831	1	(34)	7,124	52	– 0	–
AB Global Real Estate Investment Fund II	3,639	1,319	2,502	7	(86)	2,377	211	– 0	–
AB High Income Fund, Inc.	5,500	3,562	1,643	134	(466)	7,087	390	– 0	–
AB Intermediate Bond Portfolio	1,833	2,652	4,419	(70)	4	– 0	–	64	– 0	–
AB Relative Value Fund	10,994	3,903	8,379	1,277	(399)	7,396	164	441

Total	$2,461	$(1,154)	$36,680	$976	$820

140 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2040 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$1,204	$21,770	$22,340	$	– 0	–	$	– 0	–	$634	$4	$	– 0	–
AB All Market Real Return Portfolio	– 0	–	2,229	– 0	–	– 0	–	(13)	2,216	25	– 0	–
AB Concentrated Growth Fund	5,165	477	5,954	1,086	(774)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	627	1,640	414	134	157	2,144	– 0	–	128
AB Discovery Value Fund, Inc.	1,932	1,225	422	51	119	2,905	10	125
AB Global Bond Fund, Inc.	– 0	–	3,529	603	0	*	(20)	2,906	29	– 0	–
AB Global Real Estate Investment Fund II	1,938	543	994	8	(16)	1,479	108	– 0	–
AB High Income Fund, Inc.	634	1,488	690	27	(22)	1,437	22	– 0	–
AB Intermediate Bond Portfolio	1,287	1,725	2,971	(44)	3	– 0	–	41	– 0	–
AB Relative Value Fund	9,672	1,985	7,043	1,042	(410)	5,246	154	416

Total	$2,304	$(976)	$18,967	$393	$669

*	Amount is less than $500.

MULTI-MANAGER SELECT 2045 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$252	$17,738	$17,698	$	– 0	–	$	– 0	–	$292	$5	$	– 0	–
AB All Market Real Return Portfolio	– 0	–	1,319	– 0	–	– 0	–	(21)	1,298	– 0	–	– 0	–
AB Concentrated Growth Fund	4,309	435	5,007	906	(643)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	2,051	367	22	168	1,874	– 0	–	110
AB Discovery Value Fund, Inc.	1,619	1,164	328	43	87	2,585	11	141
AB Global Bond Fund, Inc.	– 0	–	3,096	489	0	*	(12)	2,595	21	– 0	–
AB Global Real Estate Investment Fund II	1,641	490	803	(2)	(4)	1,322	92	– 0	–
AB Intermediate Bond Portfolio	1,500	978	2,458	(16)	(4)	– 0	–	27	– 0	–
AB Relative Value Fund	8,728	1,849	6,508	960	(363)	4,666	130	348

Total	$1,913	$(792)	$14,632	$286	$599

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

MULTI-MANAGER SELECT 2050 FUND
Distributions
Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 7/31/18 (000)	Dividend Income (000)	Realized Gains (000)
Government Money Market Portfolio	$113	$7,277	$7,158	$	– 0	–	$	– 0	–	$232	$2	$	– 0	–
AB All Market Real Return Portfolio	– 0	–	558	– 0	–	– 0	–	(8)	550	– 0	–	– 0	–
AB Concentrated Growth Fund	1,950	230	2,292	375	(263)	– 0	–	– 0	–	– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	777	83	4	70	768	– 0	–	43
AB Discovery Value Fund, Inc.	651	497	138	17	30	1,057	5	56
AB Global Bond Fund, Inc.	– 0	–	1,211	191	0	*	(5)	1,015	8	– 0	–
AB Global Real Estate Investment Fund II	654	255	361	1	(2)	547	36	– 0	–
AB Intermediate Bond Portfolio	603	414	1,009	(6)	(2)	– 0	–	11	– 0	–
AB Relative Value Fund	3,279	749	2,321	343	(136)	1,914	51	136

Total	$734	$(316)	$6,083	$113	$235

*	Amount is less than $500.

MULTI-MANAGER SELECT 2055 FUND
														Distributions
Fund	Market Value 7/31/17 (000)		Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 7/31/18 (000)		Dividend Income (000)		Realized Gains (000)
Government Money Market Portfolio	$170		$6,705	$6,591		$	– 0	–	$	– 0	–	$284		$3		$	– 0	–
AB All Market Real Return Portfolio	– 0	–	658	– 0	–		– 0	–		(10)		648		– 0	–		– 0	–
AB Concentrated Growth Fund	2,289		277	2,702			426			(290)		– 0	–	– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	– 0	–	1,002	150			2			90		944		– 0	–		51
AB Discovery Value Fund, Inc.	757		556	74			8			53		1,300		5			66
AB Global Bond Fund, Inc.	– 0	–	1,345	118			0	*		(6)		1,221		10			– 0	–
AB Global Real Estate Investment Fund II	760		282	386			(2)			– 0	–	654		43			– 0	–
AB Intermediate Bond Portfolio	700		553	1,244			(8)			(1)		– 0	–	13			– 0	–
AB Relative Value Fund	3,827		903	2,636			402			(147)		2,349		61			164

Total							$828			$(311)		$7,400		$135			$281

*	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the year ended July 31, 2018 were as follows:

Multi-Manager Select Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Retirement Allocation Fund	$1,612	$	– 0	–	$	– 0	–
2010 Fund	1,775		– 0	–		– 0	–
2015 Fund	5,156		– 0	–		– 0	–
2020 Fund	10,963		1			– 0	–
2025 Fund	15,353		1			– 0	–
2030 Fund	11,883		– 0	–		– 0	–
2035 Fund	9,151		– 0	–		– 0	–
2040 Fund	6,513		– 0	–		– 0	–
2045 Fund	5,121		– 0	–		– 0	–
2050 Fund	2,188		– 0	–		– 0	–
2055 Fund	2,104		– 0	–		– 0	–

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of each Fund’s average daily net assets attributable to Class C shares, .50% of each Fund’s average daily net assets attributable to Class R shares and .25% of each Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Multi-Manager Select Fund	Class C		Class R	Class K
Retirement Allocation Fund	$502		$605	$	– 0	–
2010 Fund	– 0	–	2,573		– 0	–
2015 Fund	3,439		2,095		– 0	–
2020 Fund	4,464		13,456		– 0	–
2025 Fund	4,501		16,565		– 0	–
2030 Fund	5,000		11,284		4,885
2035 Fund	4,212		9,537		– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Class C		Class R	Class K
2040 Fund	$3,523		$6,988	$	– 0	–
2045 Fund	686		11,701		– 0	–
2050 Fund	– 0	–	2,506		– 0	–
2055 Fund	460		1,310		1,828

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the year ended July 31, 2018 were as follows:

Multi-Manager Select Fund	Purchases	Sales
Retirement Allocation Fund	$15,087,177	$11,486,593
2010 Fund	18,951,847	14,090,999
2015 Fund	41,161,677	40,367,306
2020 Fund	85,849,996	80,901,382
2025 Fund	129,974,456	115,506,259
2030 Fund	102,616,627	83,720,487
2035 Fund	99,127,262	76,295,638
2040 Fund	63,736,973	58,996,159
2045 Fund	53,586,522	46,455,446
2050 Fund	22,635,864	18,901,771
2055 Fund	26,487,962	20,974,766

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Multi-Manager Select Fund		Gross Unrealized		Net Unrealized Appreciation
	Cost	Appreciation	(Depreciation)
Retirement Allocation Fund	$13,179,743	$166,971	$(163,207)	$3,764
2010 Fund	18,186,464	422,915	(201,560)	221,355
2015 Fund	42,779,229	1,434,235	(437,846)	996,389
2020 Fund	98,354,327	3,420,956	(941,217)	2,479,739
2025 Fund	146,712,345	7,194,412	(1,184,112)	6,010,300
2030 Fund	119,395,274	6,809,026	(1,062,410)	5,746,616
2035 Fund	113,618,527	7,444,475	(817,151)	6,627,324
2040 Fund	69,492,089	4,920,168	(374,307)	4,545,861
2045 Fund	61,149,670	4,744,178	(308,727)	4,435,451
2050 Fund	25,537,328	1,882,661	(176,395)	1,706,266
2055 Fund	30,988,365	2,260,779	(211,079)	2,049,700

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NOTES TO FINANCIAL STATEMENTS (continued)

1. Currency Transactions

A Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Funds or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares			Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017		Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	20,022	3,018		$221,653	$32,094

Shares issued in reinvestment of dividends and distributions	318	– 0	–	3,563	– 0	–

Shares redeemed	(3,666)	(17,180)		(40,707)	(177,975)

Net increase (decrease)	16,674	(14,162)		$184,509	$(145,881)

Class C
Shares sold	1,536	6,701		$16,692	$68,616

Shares issued in reinvestment of dividends and distributions	104	– 0	–	1,133	– 0	–

Shares redeemed	(6,800)	(1,629)		(74,490)	(16,704)

Net increase (decrease)	(5,160)	5,072		$(56,665)	$51,912

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select Retirement Allocation Fund
Shares	Amount
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Advisor Class
Shares sold	4,104	259	$46,098	$2,770

Shares issued in reinvestment of dividends and distributions	15	– 0	–	162	– 0	–

Shares redeemed	(91)	(65)	(1,023)	(689)

Net increase	4,028	194	$45,237	$2,081

Class R
Shares sold	42,201	1,910	$446,436	$19,411

Shares issued in reinvestment of dividends and distributions	1,187	57	12,438	569

Shares redeemed	(6,460)	(3,611)	(67,864)	(36,318)

Net increase (decrease)	36,928	(1,644)	$391,010	$(16,338)

Class K
Shares sold	538,261	144,712	$5,670,429	$1,469,367

Shares issued in reinvestment of dividends and distributions	28,109	15,808	295,707	156,811

Shares redeemed	(266,695)	(226,516)	(2,790,676)	(2,314,088)

Net increase (decrease)	299,675	(65,996)	$3,175,460	$(687,910)

Class I
Shares sold	1,946	41,259	$20,540	$422,484

Shares issued in reinvestment of dividends and distributions	6	1,714	68	17,035

Shares redeemed	(101,137)	(7,995)	(1,071,703)	(81,885)

Net increase (decrease)	(99,185)	34,978	$(1,051,095)	$357,634

Class Z
Shares sold	95,068	10	$1,000,111	$100

Shares issued in reinvestment of dividends and distributions	0	(a)	0	(a)	4	2

Net increase	95,068	10	$1,000,115	$102

(a)	Amount is less than one share.

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018			Year Ended July 31, 2017

Class A
Shares sold	4,989		11,547		$56,857		$123,292

Shares issued in reinvestment of dividends and distributions	819		132		9,148		1,376

Shares converted from Class C	– 0	–	270		– 0	–	2,929

Shares redeemed	(2,818)		(38,140)		(31,720)		(399,782)

Net increase (decrease)	2,990		(26,191)		$34,285		$(272,185)

Class C
Shares sold	592		3,101		$6,571		$32,279

Shares issued in reinvestment of dividends and distributions	330		31		3,654		321

Shares converted to Class A	– 0	–	(274)		– 0	–	(2,929)

Shares redeemed	(3,051)		(102)		(33,386)		(1,070)

Net increase (decrease)	(2,129)		2,756		$(23,161)		$28,601

Advisor Class
Shares sold	– 0	–	1,979	$	– 0	–	$21,000

Shares issued in reinvestment of dividends and distributions	2,538		1,214		28,145		12,518

Shares redeemed	(2,915)		(941)		(33,323)		(10,000)

Net increase (decrease)	(377)		2,252		$(5,178)		$23,518

Class R
Shares sold	4,510		4,753		$48,138		$48,703

Shares issued in reinvestment of dividends and distributions	1,541		1,265		16,363		12,595

Shares redeemed	(7,371)		(30,330)		(78,462)		(317,523)

Net decrease	(1,320)		(24,312)		$(13,961)		$(256,225)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2010 Fund
	Shares				Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017		Year Ended July 31, 2018			Year Ended July 31, 2017

Class K
Shares sold	737,164		276,887			$7,864,159		$2,839,354

Shares issued in reinvestment of dividends and distributions	63,664		26,569			674,206		264,629

Shares redeemed	(310,265)		(520,319)			(3,318,000)		(5,313,915)

Net increase (decrease)	490,563		(216,863)			$5,220,365		$(2,209,932)

Class I
Shares sold	1,583		3,774			$16,749		$38,367

Shares issued in reinvestment of dividends and distributions	201		35			2,129		344

Shares redeemed	(765)		(0	)(a)		(8,197)		(1)

Net increase	1,019		3,809			$10,681		$38,710

Class Z
Shares sold	– 0	–	10		$	– 0	–	$99

Shares issued in reinvestment of dividends and distributions	1		0	(a)		6		3

Shares redeemed	– 0	–	(0	)(a)		– 0	–	(1)

Net increase	1		10			$6		$101

(a)	Amount is less than one share.

	AB Multi-Manager Select 2015 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018		Year Ended July 31, 2017

Class A
Shares sold	20,862		19,374	$229,197		$204,353

Shares issued in reinvestment of dividends and distributions	6,864		4,202	74,606		42,978

Shares converted from Class C	– 0	–	3,894	– 0	–	41,704

Shares redeemed	(73,553)		(170,793)	(803,121)		(1,772,945)

Net decrease	(45,827)		(143,323)	$(499,318)		$(1,483,910)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2015 Fund
Shares	Amount
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class C
Shares sold	118	2,915	$1,294	$30,530

Shares issued in reinvestment of dividends and distributions	1,925	784	20,850	7,982

Shares converted to Class A	– 0	–	(3,920)	– 0	–	(41,704)

Shares redeemed	(16,202)	(1,213)	(176,594)	(12,738)

Net decrease	(14,159)	(1,434)	$(154,450)	$(15,930)

Advisor Class
Shares sold	185	240	$2,079	$2,573

Shares issued in reinvestment of dividends and distributions	372	161	4,095	1,664

Shares redeemed	(1,154)	– 0	–	(12,696)	– 0	–

Net increase (decrease)	(597)	401	$(6,522)	$4,237

Class R
Shares sold	3,424	2,945	$36,788	$30,517

Shares issued in reinvestment of dividends and distributions	2,208	818	23,495	8,200

Shares redeemed	(16,082)	(3,392)	(169,564)	(35,122)

Net increase (decrease)	(10,450)	371	$(109,281)	$3,595

Class K
Shares sold	1,223,580	639,497	$13,197,414	$6,618,689

Shares issued in reinvestment of dividends and distributions	212,797	96,811	2,266,289	970,047

Shares redeemed	(1,123,782)	(1,254,954)	(12,249,211)	(12,946,470)

Net increase (decrease)	312,595	(518,646)	$3,214,492	$(5,357,734)

Class I
Shares sold	1,133	25,491	$12,212	$262,853

Shares issued in reinvestment of dividends and distributions	772	1,620	8,234	16,250

Shares redeemed	(36,846)	(30,233)	(400,890)	(307,519)

Net decrease	(34,941)	(3,122)	$(380,444)	$(28,416)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2015 Fund
	Shares				Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017		Year Ended July 31, 2018	Year Ended July 31, 2017

Class Z
Shares sold	108		13		$1,143	$131

Shares issued in reinvestment of dividends and distributions	1		0	(a)	8	3

Shares redeemed	(0	)(a)	– 0	–	(2)	– 0	–

Net increase	109		13		$1,149	$134

(a)	Amount is less than one share.

	AB Multi-Manager Select 2020 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	76,594	45,084	$858,597	$474,554

Shares issued in reinvestment of dividends and distributions	19,918	10,199	222,285	104,849

Shares converted from Class C	1,296	9,433	14,282	102,063

Shares redeemed	(114,415)	(392,338)	(1,296,246)	(4,092,506)

Net decrease	(16,607)	(327,622)	$(201,082)	$(3,411,040)

Class C
Shares sold	10,116	42,959	$114,282	$453,426

Shares issued in reinvestment of dividends and distributions	5,315	2,035	58,885	20,776

Shares converted to Class A	(1,309)	(9,530)	(14,282)	(102,063)

Shares redeemed	(43,088)	(16,030)	(484,397)	(166,636)

Net increase (decrease)	(28,966)	19,434	$(325,512)	$205,503

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2020 Fund
	Shares			Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017		Year Ended July 31, 2018	Year Ended July 31, 2017

Advisor Class
Shares sold	3,253	3,366		$36,587	$35,963

Shares issued in reinvestment of dividends and distributions	1,057	494		11,815	5,082

Shares redeemed	(3,923)	(1,173)		(44,694)	(12,355)

Net increase	387	2,687		$3,708	$28,690

Class R
Shares sold	73,022	19,556		$808,303	$202,316

Shares issued in reinvestment of dividends and distributions	12,382	3,652		135,215	36,811

Shares redeemed	(10,803)	(62,862)		(117,978)	(650,287)

Net increase (decrease)	74,601	(39,654)		$825,540	$(411,160)

Class K
Shares sold	2,363,787	2,551,822		$26,139,717	$26,644,803

Shares issued in reinvestment of dividends and distributions	396,214	167,630		4,334,580	1,691,387

Shares redeemed	(1,940,368)	(2,265,517)		(21,334,864)	(23,770,610)

Net increase	819,633	453,935		$9,139,433	$4,565,580

Class I
Shares sold	2,254	46,558		$24,818	$484,587

Shares issued in reinvestment of dividends and distributions	75	6,003		839	60,570

Shares redeemed	(197,083)	(84,230)		(2,171,873)	(878,024)

Net decrease	(194,754)	(31,669)		$(2,146,216)	$(332,867)

Class Z
Shares sold	13,223	10		$145,225	$100

Shares issued in reinvestment of dividends and distributions	1	0	(a)	7	3

Shares redeemed	(26)	(0	)(a)	(287)	(2)

Net increase	13,198	10		$144,945	$101

(a)	Amount is less than one share.

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	242,076	78,998	$2,796,814	$838,142

Shares issued in reinvestment of dividends and distributions	18,647	8,139	214,064	84,079

Shares converted from Class C	219	22,819	2,494	249,408

Shares redeemed	(209,213)	(532,894)	(2,405,508)	(5,527,675)

Net increase (decrease)	51,729	(422,938)	$607,864	$(4,356,046)

Class C
Shares sold	18,082	8,246	$209,960	$86,192

Shares issued in reinvestment of dividends and distributions	2,104	1,554	24,023	15,935

Shares converted to Class A	(221)	(23,029)	(2,494)	(249,408)

Shares redeemed	(14,011)	(9,359)	(160,948)	(99,125)

Net increase (decrease)	5,954	(22,588)	$70,541	$(246,406)

Advisor Class
Shares sold	15,547	7,513	$181,119	$80,325

Shares issued in reinvestment of dividends and distributions	2,801	1,276	32,181	13,176

Shares redeemed	(3,650)	(240)	(42,568)	(2,525)

Net increase	14,698	8,549	$170,732	$90,976

Class R
Shares sold	79,762	30,783	$898,398	$318,266

Shares issued in reinvestment of dividends and distributions	13,505	6,198	151,386	62,598

Shares redeemed	(118,256)	(52,736)	(1,335,397)	(552,728)

Net decrease	(24,989)	(15,755)	$(285,613)	$(171,864)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2025 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class K
Shares sold	3,492,010	2,401,295	$39,334,653	$25,106,311

Shares issued in reinvestment of dividends and distributions	525,905	264,312	5,911,168	2,674,836

Shares redeemed	(2,380,104)	(2,191,060)	(26,996,433)	(22,844,881)

Net increase	1,637,811	474,547	$18,249,388	$4,936,266

Class I
Shares sold	65,258	120,028	$740,292	$1,255,986

Shares issued in reinvestment of dividends and distributions	2,943	7,279	33,171	73,738

Shares redeemed	(284,648)	(72,876)	(3,182,315)	(775,480)

Net increase (decrease)	(216,447)	54,431	$(2,408,852)	$554,244

Class Z
Shares sold	6,727	2,325	$76,170	$23,812

Shares issued in reinvestment of dividends and distributions	114	69	1,280	699

Shares redeemed	(497)	(27)	(5,567)	(281)

Net increase	6,344	2,367	$71,883	$24,230

	AB Multi-Manager Select 2030 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018		Year Ended July 31, 2017

Class A
Shares sold	229,711		76,367	$2,709,595		$823,423

Shares issued in reinvestment of dividends and distributions	28,449		10,346	332,574		108,009

Shares converted from Class C	– 0	–	21,985	– 0	–	244,695

Shares redeemed	(167,860)		(408,189)	(1,984,518)		(4,264,323)

Net increase (decrease)	90,300		(299,491)	$1,057,651		$(3,088,196)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2030 Fund
Shares	Amount
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class C
Shares sold	49,625	25,606	$572,226	$275,799

Shares issued in reinvestment of dividends and distributions	2,941	1,730	34,208	17,921

Shares converted to Class A	– 0	–	(22,205)	– 0	–	(244,695)

Shares redeemed	(32,511)	(9,311)	(385,893)	(95,516)

Net increase (decrease)	20,055	(4,180)	$220,541	$(46,491)

Advisor Class
Shares sold	4,519	18,422	$54,330	$209,002

Shares issued in reinvestment of dividends and distributions	4,309	1,882	50,462	19,670

Shares redeemed	(155)	(7,027)	(1,837)	(75,345)

Net increase	8,673	13,277	$102,955	$153,327

Class R
Shares sold	81,745	17,955	$942,367	$189,829

Shares issued in reinvestment of dividends and distributions	9,427	3,643	107,751	37,267

Shares redeemed	(49,019)	(88,038)	(564,059)	(926,840)

Net increase (decrease)	42,153	(66,440)	$486,059	$(699,744)

Class K
Shares sold	2,849,160	2,591,107	$32,916,996	$27,455,252

Shares issued in reinvestment of dividends and distributions	460,477	179,000	5,272,451	1,831,174

Shares redeemed	(1,466,528)	(1,853,202)	(16,935,087)	(19,445,912)

Net increase	1,843,109	916,905	$21,254,360	$9,840,514

Class I
Shares sold	30,585	254,944	$349,952	$2,695,053

Shares issued in reinvestment of dividends and distributions	7,583	9,528	87,052	97,564

Shares redeemed	(261,363)	(146,203)	(2,981,019)	(1,532,949)

Net increase (decrease)	(223,195)	118,269	$(2,544,015)	$1,259,668

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2030 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class Z
Shares sold	7,292	408	$84,506	$4,417

Shares issued in reinvestment of dividends and distributions	47	3	535	32

Shares redeemed	(137)	(1)	(1,554)	(18)

Net increase	7,202	410	$83,487	$4,431

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	93,119	73,403	$1,122,140	$798,189

Shares issued in reinvestment of dividends and distributions	20,230	6,017	242,360	63,122

Shares converted from Class C	94	56,995	1,123	642,900

Shares redeemed	(62,924)	(432,477)	(761,482)	(4,517,850)

Net increase (decrease)	50,519	(296,062)	$604,141	$(3,013,639)

Class C
Shares sold	13,828	17,189	$165,873	$187,265

Shares issued in reinvestment of dividends and distributions	1,719	1,501	20,469	15,597

Shares converted to Class A	(95)	(57,711)	(1,123)	(642,900)

Shares redeemed	(11,832)	(1,365)	(143,113)	(14,910)

Net increase (decrease)	3,620	(40,386)	$42,106	$(454,948)

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2035 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Advisor Class
Shares sold	6,180	2,418	$74,894	$27,278

Shares issued in reinvestment of dividends and distributions	2,685	1,024	32,251	10,774

Shares redeemed	(16,982)	(778)	(206,687)	(8,035)

Net increase (decrease)	(8,117)	2,664	$(99,542)	$30,017

Class R
Shares sold	36,528	32,754	$431,909	$349,362

Shares issued in reinvestment of dividends and distributions	8,138	2,715	95,052	27,833

Shares redeemed	(89,358)	(22,736)	(1,057,006)	(245,295)

Net increase (decrease)	(44,692)	12,733	$(530,045)	$131,900

Class K
Shares sold	2,880,887	2,349,873	$33,926,583	$25,115,267

Shares issued in reinvestment of dividends and distributions	424,374	128,224	4,969,416	1,316,862

Shares redeemed	(834,194)	(1,213,404)	(9,871,056)	(12,911,015)

Net increase	2,471,067	1,264,693	$29,024,943	$13,521,114

Class I
Shares sold	31,098	147,279	$364,563	$1,571,935

Shares issued in reinvestment of dividends and distributions	722	8,618	8,552	88,582

Shares redeemed	(378,723)	(83,851)	(4,396,224)	(893,859)

Net increase (decrease)	(346,903)	72,046	$(4,023,109)	$766,658

Class Z
Shares sold	1,407	1,005	$16,599	$10,768

Shares issued in reinvestment of dividends and distributions	51	12	596	123

Shares redeemed	(535)	(7)	(6,365)	(75)

Net increase	923	1,010	$10,830	$10,816

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018		Year Ended July 31, 2017

Class A
Shares sold	98,076		82,193	$1,193,695		$885,731

Shares issued in reinvestment of dividends and distributions	17,147		4,177	207,132		43,774

Shares converted from Class C	– 0	–	54,157	– 0	–	611,973

Shares redeemed	(128,561)		(452,420)	(1,580,160)		(4,694,831)

Net decrease	(13,338)		(311,893)	$(179,333)		$(3,153,353)

Class C
Shares sold	31,813		7,178	$383,043		$77,510

Shares issued in reinvestment of dividends and distributions	1,565		1,219	18,794		12,664

Shares converted to Class A	– 0	–	(54,787)	– 0	–	(611,973)

Shares redeemed	(19,747)		(1,151)	(238,454)		(12,108)

Net increase (decrease)	13,631		(47,541)	$163,383		$(533,907)

Advisor Class
Shares sold	3,808		14,047	$47,082		$152,018

Shares issued in reinvestment of dividends and distributions	1,756		652	21,284		6,843

Shares redeemed	(695)		(1,438)	(8,409)		(15,227)

Net increase	4,869		13,261	$59,957		$143,634

Class R
Shares sold	71,603		20,635	$850,724		$220,454

Shares issued in reinvestment of dividends and distributions	5,226		2,244	61,566		22,935

Shares redeemed	(98,714)		(11,954)	(1,189,277)		(127,178)

Net increase (decrease)	(21,885)		10,925	$(276,987)		$116,211

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2040 Fund
	Shares			Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017		Year Ended July 31, 2018	Year Ended July 31, 2017

Class K
Shares sold	1,719,561	1,318,382		$20,394,889	$14,069,295

Shares issued in reinvestment of dividends and distributions	266,127	91,573		3,142,963	938,628

Shares redeemed	(1,143,123)	(1,323,891)		(13,648,971)	(13,948,811)

Net increase	842,565	86,064		$9,888,881	$1,059,112

Class I
Shares sold	21,535	120,587		$251,906	$1,294,331

Shares issued in reinvestment of dividends and distributions	1,173	5,708		13,927	58,567

Shares redeemed	(307,324)	(20,115)		(3,573,346)	(211,660)

Net increase (decrease)	(284,616)	106,180		$(3,307,513)	$1,141,238

Class Z
Shares sold	1,720	10		$20,624	$100

Shares issued in reinvestment of dividends and distributions	2,849	1,214		33,613	12,454

Shares redeemed	(4)	– 0	–	(47)	– 0	–

Net increase	4,565	1,224		$54,190	$12,554

	AB Multi-Manager Select 2045 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018		Year Ended July 31, 2017

Class A
Shares sold	66,282		62,001	$821,974		$675,477

Shares issued in reinvestment of dividends and distributions	11,457		2,879	140,573		30,402

Shares converted from Class C	– 0	–	636	– 0	–	7,256

Shares redeemed	(71,674)		(302,467)	(885,113)		(3,155,362)

Net increase (decrease)	6,065		(236,951)	$77,434		$(2,442,227)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2045 Fund
Shares	Amount
Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class C
Shares sold	5,238	2,525	$64,655	$27,461

Shares issued in reinvestment of dividends and distributions	945	269	11,590	2,839

Shares converted to Class A	– 0	–	(639)	– 0	–	(7,256)

Shares redeemed	(7,892)	(6,683)	(98,204)	(73,537)

Net decrease	(1,709)	(4,528)	$(21,959)	$(50,493)

Advisor Class
Shares sold	1,282	118	$16,080	$1,339

Shares issued in reinvestment of dividends and distributions	93	29	1,157	310

Shares redeemed	(24)	(2,520)	(296)	(26,292)

Net increase (decrease)	1,351	(2,373)	$16,941	$(24,643)

Class R
Shares sold	28,776	37,859	$346,669	$402,526

Shares issued in reinvestment of dividends and distributions	9,163	3,079	109,129	31,651

Shares redeemed	(196,607)	(33,420)	(2,382,257)	(359,142)

Net increase (decrease)	(158,668)	7,518	$(1,926,459)	$75,035

Class K
Shares sold	1,551,245	1,155,595	$18,653,506	$12,416,436

Shares issued in reinvestment of dividends and distributions	213,286	64,307	2,550,896	663,648

Shares redeemed	(628,123)	(698,967)	(7,634,282)	(7,450,461)

Net increase	1,136,408	520,935	$13,570,120	$5,629,623

Class I
Shares sold	22,417	125,071	$268,014	$1,346,651

Shares issued in reinvestment of dividends and distributions	832	5,476	10,030	56,509

Shares redeemed	(325,784)	(28,155)	(3,823,107)	(301,762)

Net increase (decrease)	(302,535)	102,392	$(3,545,063)	$1,101,398

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2045 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class Z
Shares sold	2,612	199	$31,469	$2,152

Shares issued in reinvestment of dividends and distributions	1,689	683	20,178	7,052

Shares redeemed	(11)	(1)	(130)	(14)

Net increase	4,290	881	$51,517	$9,190

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Year Ended July 31, 2018		Year Ended July 31, 2017	Year Ended July 31, 2018		Year Ended July 31, 2017

Class A
Shares sold	28,262		33,577	$355,048		$370,952

Shares issued in reinvestment of dividends and distributions	3,374		362	42,183		3,875

Shares converted from Class C	– 0	–	462	– 0	–	5,355

Shares redeemed	(27,517)		(64,003)	(345,274)		(679,621)

Net increase (decrease)	4,119		(29,602)	$51,957		$(299,439)

Class C
Shares sold	1,948		2,476	$24,224		$27,259

Shares issued in reinvestment of dividends and distributions	212		23	2,618		239

Shares converted to Class A	– 0	–	(468)	– 0	–	(5,355)

Shares redeemed	(3,166)		(12)	(39,852)		(139)

Net increase (decrease)	(1,006)		2,019	$(13,010)		$22,004

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2050 Fund
	Shares			Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017		Year Ended July 31, 2018	Year Ended July 31, 2017

Advisor Class
Shares sold	9,945	3,765		$124,168	$42,601

Shares issued in reinvestment of dividends and distributions	429	61		5,387	661

Shares redeemed	(23)	(407)		(296)	(4,392)

Net increase	10,351	3,419		$129,259	$38,870

Class R
Shares sold	23,072	15,009		$277,992	$162,515

Shares issued in reinvestment of dividends and distributions	2,641	695		31,344	7,157

Shares redeemed	(28,891)	(6,490)		(348,609)	(70,150)

Net increase (decrease)	(3,178)	9,214		$(39,273)	$99,522

Class K
Shares sold	742,443	632,437		$8,947,024	$6,772,015

Shares issued in reinvestment of dividends and distributions	100,433	25,796		1,194,145	266,212

Shares redeemed	(292,358)	(563,038)		(3,548,390)	(5,996,027)

Net increase	550,518	95,195		$6,592,779	$1,042,200

Class I
Shares sold	8,596	81,678		$101,823	$887,144

Shares issued in reinvestment of dividends and distributions	11	3,149		130	32,562

Shares redeemed	(209,218)	(19,511)		(2,464,839)	(211,394)

Net increase (decrease)	(200,611)	65,316		$(2,362,886)	$708,312

Class Z
Shares sold	3,195	10		$38,896	$100

Shares issued in reinvestment of dividends and distributions	1	0	(a)	9	2

Shares redeemed	(18)	– 0	–	(215)	– 0	–

Net increase	3,178	10		$38,690	$102

(a)	Amount is less than one share.

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	40,070	50,854	$500,062	$569,577

Shares issued in reinvestment of dividends and distributions	3,507	354	43,478	3,750

Shares redeemed	(21,905)	(49,461)	(272,685)	(517,543)

Net increase	21,672	1,747	$270,855	$55,784

Class C
Shares sold	2,816	9,371	$34,573	$101,831

Shares issued in reinvestment of dividends and distributions	288	53	3,546	552

Shares redeemed	(11,118)	(37)	(138,967)	(405)

Net increase (decrease)	(8,014)	9,387	$(100,848)	$101,978

Advisor Class
Shares sold	924	2,195	$11,582	$23,841

Shares issued in reinvestment of dividends and distributions	1,864	420	23,396	4,503

Shares redeemed	(377)	(1,803)	(4,833)	(19,457)

Net increase	2,411	812	$30,145	$8,887

Class R
Shares sold	27,843	24,488	$336,277	$262,956

Shares issued in reinvestment of dividends and distributions	1,542	105	18,352	1,072

Shares redeemed	(33,118)	(3,155)	(401,555)	(33,041)

Net increase (decrease)	(3,733)	21,438	$(46,926)	$230,987

Class K
Shares sold	777,395	798,664	$9,300,633	$8,556,644

Shares issued in reinvestment of dividends and distributions	97,987	28,354	1,168,980	290,631

Shares redeemed	(232,831)	(422,285)	(2,814,494)	(4,394,753)

Net increase	642,551	404,733	$7,655,119	$4,452,522

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NOTES TO FINANCIAL STATEMENTS (continued)

	AB Multi-Manager Select 2055 Fund
	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class I
Shares sold	13,074	94,682	$155,133	$1,019,512

Shares issued in reinvestment of dividends and distributions	197	2,333	2,376	23,982

Shares redeemed	(160,863)	(28,329)	(1,882,864)	(305,967)

Net increase (decrease)	(147,592)	68,686	$(1,725,355)	$737,527

Class Z
Shares sold	2,660	91	$32,148	$970

Shares issued in reinvestment of dividends and distributions	13	2	159	16

Shares redeemed	(116)	(265)	(1,360)	(2,780)

Net increase (decrease)	2,557	(172)	$30,947	$(1,794)

At July 31, 2018, certain shareholders of the Retirement Allocation Fund, 2010 Fund, 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund and 2055 Fund owned 48%, 38%, 51%, 39%, 52%, 43%, 39%, 43%, 42%, 42% and 33%, respectively, in aggregate of the Funds’ outstanding shares. Significant transactions by such shareholders, if any, may impact the Funds’ performance.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Portfolios’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on a Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Portfolios and the requirement that a specified percentage of Fund assets be invested in AB Mutual Funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Funds’ investments in

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NOTES TO FINANCIAL STATEMENTS (continued)

Underlying Portfolios that invest in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Funds’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Funds’ investments in the Underlying Portfolios will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio’s assets can decline as can the value of that Underlying Portfolio’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Portfolios may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Portfolios tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Underlying Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Underlying Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Leverage Risk—When an Underlying Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Underlying Portfolio’s investments. An Underlying Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Underlying Portfolios, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to an Underlying Portfolio than if the Underlying Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of a Fund bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 were as follows:

AB Multi-Manager Select Retirement Allocation Fund	2018	2017
Distributions paid from:
Ordinary income	$212,992	$175,055
Long-term capital gains	101,190	– 0	–

Total distributions paid	$314,182	$175,055

AB Multi-Manager Select 2010 Fund	2018	2017
Distributions paid from:
Ordinary income	$428,455	$292,563
Long-term capital gains	311,521	– 0	–

Total distributions paid	$739,976	$292,563

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2015 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,138,025	$960,632
Long-term capital gains	1,323,533	94,762

Total distributions paid	$2,461,558	$1,055,394

AB Multi-Manager Select 2020 Fund	2018	2017
Distributions paid from:
Ordinary income	$2,389,324	$1,721,344
Long-term capital gains	2,395,125	207,409

Total distributions paid	$4,784,449	$1,928,753

AB Multi-Manager Select 2025 Fund	2018	2017
Distributions paid from:
Ordinary income	$3,611,483	$2,300,639
Long-term capital gains	2,769,830	636,348

Total distributions paid	$6,381,313	$2,936,987

AB Multi-Manager Select 2030 Fund	2018	2017
Distributions paid from:
Ordinary income	$3,134,156	$1,618,093
Long-term capital gains	2,755,521	495,198

Total distributions paid	$5,889,677	$2,113,291

AB Multi-Manager Select 2035 Fund	2018	2017
Distributions paid from:
Ordinary income	$2,971,917	$1,075,640
Long-term capital gains	2,400,714	448,607

Total distributions paid	$5,372,631	$1,524,247

AB Multi-Manager Select 2040 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,624,988	$762,319
Long-term capital gains	1,879,850	335,015

Total distributions paid	$3,504,838	$1,097,334

AB Multi-Manager Select 2045 Fund	2018	2017
Distributions paid from:
Ordinary income	$1,277,598	$582,419
Long-term capital gains	1,571,007	211,057

Total distributions paid	$2,848,605	$793,476

AB Multi-Manager Select 2050 Fund	2018	2017
Distributions paid from:
Ordinary income	$465,229	$245,220
Long-term capital gains	813,122	66,120

Total distributions paid	$1,278,351	$311,340

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NOTES TO FINANCIAL STATEMENTS (continued)

AB Multi-Manager Select 2055 Fund	2018	2017
Distributions paid from:
Ordinary income	$525,465	$237,061
Long-term capital gains	741,835	88,101

Total distributions paid	$1,267,300	$325,162

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Multi-Manager Select Fund	Undistributed Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Retirement Allocation Fund	$129,185	$339,428	$3,764	$472,377
2010 Fund	205,166	583,732	221,355	1,010,253
2015 Fund	483,450	2,156,132	996,389	3,635,971
2020 Fund	956,353	5,966,161	2,479,739	9,402,253
2025 Fund	1,818,780	10,010,520	6,010,300	17,839,600
2030 Fund	1,311,119	7,332,658	5,746,616	14,390,393
2035 Fund	1,048,474	7,585,463	6,627,324	15,261,261
2040 Fund	807,913	6,449,389	4,545,861	11,803,163
2045 Fund	716,011	5,229,815	4,435,451	10,381,277
2050 Fund	311,074	1,969,565	1,706,266	3,986,905
2055 Fund	410,910	2,195,097	2,049,700	4,655,707

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and return of capital distributions received from underlying securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2018, the Funds did not have any capital loss carryforwards.

During the current fiscal year, certain Funds had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Fund—primarily due to return of capital distributions received from Underlying Portfolios and the redesignation of dividends—is reflected as an adjustment to the components of capital as of July 31, 2018 as shown below:

Multi-Manager Select Fund	Increase (Decrease) to Additional Paid-in Capital			Increase (Decrease) to Undistributed Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss) on Investments
Retirement Allocation Fund	$	– 0	–	$(2,602)	$2,602
2010 Fund		– 0	–	(2,811)	2,811

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NOTES TO FINANCIAL STATEMENTS (continued)

Multi-Manager Select Fund	Increase (Decrease) to Additional Paid-in Capital			Increase (Decrease) to Undistributed Net Investment Income (Loss)	Increase (Decrease) to Accumulated Net Realized Gain (Loss) on Investments
2015 Fund	$	– 0	–	$(8,906)	$8,906
2020 Fund		– 0	–	(17,933)	17,933
2025 Fund		– 0	–	(6,859)	6,859
2030 Fund		– 0	–	(10,212)	10,212
2035 Fund		– 0	–	(4,587)	4,587
2040 Fund		– 0	–	(2,775)	2,775
2045 Fund		– 0	–	(3,177)	3,177
2050 Fund		– 0	–	(1,160)	1,160
2055 Fund		– 0	–	12,744	(12,744)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Funds did not utilize the Facility during the year ended July 31, 2018.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class A
	Year Ended July 31,					December 15, 2014(a) to July 31, 2015
	2018		2017		2016

Net asset value, beginning of period	$ 10.97		$ 10.44		$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23		.20		.23	.11
Net realized and unrealized gain on investment transactions	.08		.33		.06	.07
Contributions from Affiliates	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.31		.53		.29	.18

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.02)	– 0	–
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.11)		– 0	–	(.03)	– 0	–

Net asset value, end of period	$ 11.17		$ 10.97		$ 10.44	$ 10.18

Total Return
Total investment return based on net asset value(e)	2.80%		5.08%		2.82%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$502		$309		$442	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%		.42%		.41%	.39	%^
Expenses, before waivers/reimbursements(f)†	5.19%		6.32%		8.37%	45.18	%^
Net investment income(c)	2.07%		1.89%		2.28%	1.79	%^
Portfolio turnover rate	98%		60%		102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%		.50%		.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.76	$ 10.32	$ 10.13	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13	.14	.12	.06
Net realized and unrealized gain on investment transactions	.10	.30	.08	.07
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.23	.44	.20	.13

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 10.88	$ 10.76	$ 10.32	$ 10.13

Total Return
Total investment return based on net asset value(e)	2.11%	4.26%	1.94%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$132	$186	$126	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.19%	1.17%	1.16%	1.14	%^
Expenses, before waivers/reimbursements(f)†	6.06%	7.21%	11.03%	43.43	%^
Net investment income(c)	1.23%	1.34%	1.19%	.96	%^
Portfolio turnover rate	98%	60%	102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%	.50%	.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.05	$ 10.49	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.24	.20	.13
Net realized and unrealized gain on investment transactions	.09	.32	.10	.07
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.35	.56	.30	.20

Less: Distributions
Distributions from net realized gain on investment transactions	(.11)	– 0	–	(.01)	– 0	–

Net asset value, end of period	$ 11.29	$ 11.05	$ 10.49	$ 10.20

Total Return
Total investment return based on net asset value(e)	3.15%	5.34%	2.91%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71	$25	$22	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.17%	.16%	.14	%^
Expenses, before waivers/reimbursements(f)†	4.99%	6.16%	9.14%	44.95	%^
Net investment income(c)	2.32%	2.22%	1.98%	2.05	%^
Portfolio turnover rate	98%	60%	102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%	.50%	.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.49	$ 10.16	$ 10.02	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.22	.14	.10
Net realized and unrealized gain on investment transactions	.06	.27	.09	.06
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.27	.49	.23	.16

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.16)	(.08)	(.14)
Distributions from net realized gain on investment transactions	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.32)	(.16)	(.09)	(.14)

Net asset value, end of period	$ 10.44	$ 10.49	$ 10.16	$ 10.02

Total Return
Total investment return based on net asset value(e)	2.53%	4.88%	2.36%	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$402	$17	$33	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.69%	.67%	.66%	.64	%^
Expenses, before waivers/reimbursements(f)†	3.22%	3.59%	5.08%	30.60	%^
Net investment income(c)	2.01%	2.20%	1.42%	1.56	%^
Portfolio turnover rate	98%	60%	102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%	.50%	.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.51	$ 10.19	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.20	.22	.09
Net realized and unrealized gain on investment transactions	.07	.31	.04	.09
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.29	.51	.26	.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.19)	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.30)	(.19)	(.11)	(.14)

Net asset value, end of period	$ 10.50	$ 10.51	$ 10.19	$ 10.04

Total Return
Total investment return based on net asset value(e)	2.77%	5.15%	2.65%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,013	$7,869	$8,303	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.42%	.41%	.39	%^
Expenses, before waivers/reimbursements(f)†	2.92%	3.37%	4.40%	21.09	%^
Net investment income(c)	2.10%	2.00%	2.26%	1.45	%^
Portfolio turnover rate	98%	60%	102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%	.50%	.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select Retirement Allocation Fund
	Class I
	Year Ended July 31,					December 15, 2014(a) to July 31, 2015
	2018		2017		2016

Net asset value, beginning of period	$ 10.54		$ 10.23		$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15		.22		.27	.13
Net realized and unrealized gain on investment transactions	.17		.31		.02	.06
Capital contributions	– 0	–	– 0	–	.00 (d)	– 0	–

Net increase in net asset value from operations	.32		.53		.29	.19

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.22)		(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)		– 0	–	(.01)	– 0	–

Total dividends and distributions	(.11)		(.22)		(.11)	(.14)

Net asset value, end of period	$ 10.75		$ 10.54		$ 10.23	$ 10.05

Total Return
Total investment return based on net asset value(e)	3.02%		5.35%		2.98%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12		$1,057		$668	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.17%		.17%		.15%	.14	%^
Expenses, before waivers/reimbursements(f)†	2.52%		3.06%		7.57%	30.07	%^
Net investment income(c)	1.25%		2.20%		2.71%	2.06	%^
Portfolio turnover rate	98%		60%		102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%		.50%		.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.53	$ 10.22	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.23	.22	.13
Net realized and unrealized gain on investment transactions	.15	.31	.06	.06
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.34	.54	.28	.19

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.23)	(.10)	(.14)
Distributions from net realized gain on investment transactions	(.11)	– 0	–	(.01)	– 0	–

Total dividends and distributions	(.34)	(.23)	(.11)	(.14)

Net asset value, end of period	$ 10.53	$ 10.53	$ 10.22	$ 10.05

Total Return
Total investment return based on net asset value(e)	3.20%	5.41%	2.88%	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,012	$11	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.17%	.16%	.14	%^
Expenses, before waivers/reimbursements(f)†	5.12%	2.95%	7.38%	30.15	%^
Net investment income(c)	2.65%	2.27%	2.27%	2.07	%^
Portfolio turnover rate	98%	60%	102%	12%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.46%	.50%	.48%	.50	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.11	$ 10.47	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.21	.24	.16
Net realized and unrealized gain on investment transactions	.22	.47	.09	.10
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.48	.68	.33	.26

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.01)	(.08)	(.03)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.40)	(.04)	(.09)	(.03)

Net asset value, end of period	$ 11.19	$ 11.11	$ 10.47	$ 10.23

Total Return
Total investment return based on net asset value(e)	4.31%	6.56%	3.24%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412	$376	$629	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.39%	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)†	2.90%	3.42%	4.07%	46.32	%^
Net investment income(c)	2.32%	1.95%	2.47%	2.53	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.96	$ 10.39	$ 10.18	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17	.12	.21	.12
Net realized and unrealized gain on investment transactions	.21	.48	.03	.08
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.38	.60	.24	.20

Less: Dividends and Distributions
Dividends from net investment income	(.02)	– 0	–	(.02)	(.02)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.29)	(.03)	(.03)	(.02)

Net asset value, end of period	$ 11.05	$ 10.96	$ 10.39	$ 10.18

Total Return
Total investment return based on net asset value(e)	3.50%	5.81%	2.41%	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120	$142	$106	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.14%	1.15%	1.15%	1.13	%^
Expenses, before waivers/reimbursements(f)†	3.67%	4.32%	5.48%	47.09	%^
Net investment income(c)	1.55%	1.15%	2.10%	1.84	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.04	$ 10.52	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.24	.25	.18
Net realized and unrealized gain on investment transactions	.23	.46	.10	.09
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.51	.70	.35	.27

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.15)	(.06)	(.03)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.41)	(.18)	(.07)	(.03)

Net asset value, end of period	$ 11.14	$ 11.04	$ 10.52	$ 10.24

Total Return
Total investment return based on net asset value(e)	4.67%	6.81%	3.50%	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$781	$778	$717	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)†	2.75%	3.26%	3.56%	46.11	%^
Net investment income(c)	2.55%	2.28%	2.54%	2.81	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.63	$ 10.22	$ 10.04	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.18	.21	.15
Net realized and unrealized gain on investment transactions	.21	.45	.08	.09
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.43	.63	.29	.24

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.19)	(.10)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.44)	(.22)	(.11)	(.20)

Net asset value, end of period	$ 10.62	$ 10.63	$ 10.22	$ 10.04

Total Return
Total investment return based on net asset value(e)	4.06%	6.28%	2.99%	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$374	$389	$622	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.64%	.65%	.65%	.63	%^
Expenses, before waivers/reimbursements(f)†	2.48%	2.82%	3.59%	30.49	%^
Net investment income(c)	2.08%	1.80%	2.12%	2.31	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.65	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.21	.23	.10
Net realized and unrealized gain on investment transactions	.21	.44	.08	.15
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase in net asset value from operations	.46	.65	.31	.25

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.21)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.50)	(.24)	(.12)	(.20)

Net asset value, end of period	$ 10.61	$ 10.65	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	4.32%	6.52%	3.16%	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,603	$11,448	$13,222	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.39%	.40%	.40%	.38	%^
Expenses, before waivers/reimbursements(f)†	2.19%	2.54%	2.84%	23.54	%^
Net investment income(c)	2.31%	2.04%	2.39%	1.72	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^
See footnote summary on page 246.

180 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class I
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2018	2017	2016

Net asset value, beginning of period	$ 10.66	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.20	.31	.18
Net realized and unrealized gain on investment transactions	.21	.49	.02	.09

Net increase in net asset value from operations	.48	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.28)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.31)	(.12)	(.20)

Net asset value, end of period	$ 10.61	$ 10.66	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	4.53%	6.88%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65	$55	$14	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.15%	.13%	.13	%^
Expenses, before waivers/reimbursements(f)†	1.72%	2.34%	10.46%	29.96	%^
Net investment income(c)	2.52%	1.98%	3.17%	2.82	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 181

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2010 Fund
	Class Z
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2018	2017	2016

Net asset value, beginning of period	$ 10.68	$ 10.28	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.24	.23	.18
Net realized and unrealized gain on investment transactions	.21	.45	.10	.09

Net increase in net asset value from operations	.48	.69	.33	.27

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.26)	(.11)	(.20)
Distributions from net realized gain on investment transactions	(.27)	(.03)	(.01)	– 0	–

Total dividends and distributions	(.54)	(.29)	(.12)	(.20)

Net asset value, end of period	$ 10.62	$ 10.68	$ 10.28	$ 10.07

Total Return
Total investment return based on net asset value(e)	4.51%	6.90%	3.38%	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.15%	.15%	.13	%^
Expenses, before waivers/reimbursements(f)†	1.68%	2.15%	6.29%	30.01	%^
Net investment income(c)	2.57%	2.30%	2.39%	2.82	%^
Portfolio turnover rate	85%	49%	116%	15%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.56%	.55%	.61	%^

See footnote summary on page 246.

182 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.01	$ 10.46	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.20	.24	.10
Net realized and unrealized gain on investment transactions	.28	.59	.09	.20	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.55	.79	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.18)	(.13)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.24)	(.13)	(.04)

Net asset value, end of period	$ 10.91	$ 11.01	$ 10.46	$ 10.26

Total Return
Total investment return based on net asset value(e)	5.02%	7.72%	3.33%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,703	$2,224	$3,613	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.37%	.40%	.40%	.42	%^
Expenses, before waivers/reimbursements(f)†	1.16%	1.16%	1.31%	26.98	%^
Net investment income(c)	2.43%	1.90%	2.47%	1.50	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 183

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.92	$ 10.40	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.14	.15	.06
Net realized and unrealized gain on investment transactions	.27	.57	.11	.19	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.45	.71	.26	.25

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.13)	(.07)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.55)	(.19)	(.07)	(.04)

Net asset value, end of period	$ 10.82	$ 10.92	$ 10.40	$ 10.21

Total Return
Total investment return based on net asset value(e)	4.15%	6.92%	2.63%	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$578	$737	$717	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.12%	1.15%	1.16%	1.17	%^
Expenses, before waivers/reimbursements(f)†	1.91%	1.93%	2.52%	19.67	%^
Net investment income(c)	1.68%	1.31%	1.55%	.90	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

184 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.16	$ 10.63	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.25	.27	.12
Net realized and unrealized gain on investment transactions	.28	.58	.11	.19	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.58	.83	.38	.31

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.24)	(.02)	(.04)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.68)	(.30)	(.02)	(.04)

Net asset value, end of period	$ 11.06	$ 11.16	$ 10.63	$ 10.27

Total Return
Total investment return based on net asset value(e)	5.21%	7.98%	3.68%	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70	$78	$70	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.12%	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)†	.91%	.94%	1.58%	26.67	%^
Net investment income(c)	2.67%	2.30%	2.68%	1.82	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 185

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.77	$ 10.25	$ 10.07	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.19	.21	.11
Net realized and unrealized gain on investment transactions	.27	.55	.10	.17	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.51	.74	.31	.28

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.16)	(.13)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.22)	(.13)	(.21)

Net asset value, end of period	$ 10.66	$ 10.77	$ 10.25	$ 10.07

Total Return
Total investment return based on net asset value(e)	4.73%	7.40%	3.10%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$283	$399	$375	$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.62%	.65%	.66%	.67	%^
Expenses, before waivers/reimbursements(f)†	1.53%	1.51%	1.95%	15.95	%^
Net investment income(c)	2.24%	1.81%	2.15%	1.74	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

186 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.79	$ 10.28	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.21	.24	.08
Net realized and unrealized gain on investment transactions	.28	.56	.09	.22	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.54	.77	.33	.30

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.20)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.26)	(.14)	(.21)

Net asset value, end of period	$ 10.68	$ 10.79	$ 10.28	$ 10.09

Total Return
Total investment return based on net asset value(e)	4.98%	7.68%	3.35%	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,025	$38,086	$41,604	$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.37%	.40%	.41%	.42	%^
Expenses, before waivers/reimbursements(f)†	1.23%	1.22%	1.37%	10.55	%^
Net investment income(c)	2.40%	2.07%	2.48%	1.30	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 187

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.25	.30	.18
Net realized and unrealized gain on investment transactions	.31	.55	.06	.14	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.56	.80	.36	.32

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.24)	(.15)	(.22)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.30)	(.15)	(.22)

Net asset value, end of period	$ 10.71	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	5.25%	7.96%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$155	$534	$541	$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.12%	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)†	.87%	.89%	1.74%	25.68	%^
Net investment income(c)	2.28%	2.43%	3.06%	2.91	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

188 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.81	$ 10.31	$ 10.10	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.29	.24	.24	.18
Net realized and unrealized gain on investment transactions	.26	.56	.11	.14	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.55	.80	.35	.32

Less: Dividends and Distributions
Dividends from net investment income	(.30)	(.24)	(.14)	(.22)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.00	)(d)	– 0	–

Total dividends and distributions	(.69)	(.30)	(.14)	(.22)

Net asset value, end of period	$ 10.67	$ 10.81	$ 10.31	$ 10.10

Total Return
Total investment return based on net asset value(e)	5.14%	8.02%	3.60%	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.11%	.15%	.16%	.17	%^
Expenses, before waivers/reimbursements(f)†	.81%	.80%	1.47%	25.70	%^
Net investment income(c)	2.68%	2.33%	2.49%	2.91	%^
Portfolio turnover rate	93%	38%	83%	18%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.59%	.60%	.59	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 189

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.15	$ 10.46	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.21	.23	.12
Net realized and unrealized gain on investment transactions	.37	.71	.09	.24	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.64	.92	.32	.36

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.18)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.23)	(.14)	(.08)

Net asset value, end of period	$ 11.22	$ 11.15	$ 10.46	$ 10.28

Total Return
Total investment return based on net asset value(e)	5.74%	8.98%	3.19%	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,086	$5,239	$8,339	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.39%	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)†	.81%	.82%	1.00%	9.77	%^
Net investment income(c)	2.38%	1.94%	2.37%	2.00	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

190 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.02	$ 10.36	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.13	.15	.06
Net realized and unrealized gain on investment transactions	.36	.70	.09	.24	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.55	.83	.24	.30

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.12)	(.10)	(.07)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.17)	(.11)	(.07)

Net asset value, end of period	$ 11.09	$ 11.02	$ 10.36	$ 10.23

Total Return
Total investment return based on net asset value(e)	4.97%	8.17%	2.38%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,271	$1,584	$1,286	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.14%	1.19%	1.20%	1.21	%^
Expenses, before waivers/reimbursements(f)†	1.56%	1.57%	1.82%	12.82	%^
Net investment income(c)	1.66%	1.23%	1.57%	.95	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 191

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.17	$ 10.50	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.25	.29	.18
Net realized and unrealized gain on investment transactions	.37	.70	.05	.20	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.67	.95	.34	.38

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.23)	(.13)	(.08)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.28)	(.14)	(.08)

Net asset value, end of period	$ 11.24	$ 11.17	$ 10.50	$ 10.30

Total Return
Total investment return based on net asset value(e)	6.02%	9.23%	3.36%	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226	$220	$179	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)†	.56%	.57%	.69%	25.25	%^
Net investment income(c)	2.67%	2.32%	2.96%	2.74	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

192 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.92	$ 10.23	$ 10.09	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.19	.22	.12
Net realized and unrealized gain on investment transactions	.36	.69	.06	.22	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.60	.88	.28	.34

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.14)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.19)	(.14)	(.25)

Net asset value, end of period	$ 10.97	$ 10.92	$ 10.23	$ 10.09

Total Return
Total investment return based on net asset value(e)	5.48%	8.78%	2.84%	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,881	$2,052	$2,328	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.64%	.69%	.70%	.71	%^
Expenses, before waivers/reimbursements(f)†	1.22%	1.17%	1.36%	8.32	%^
Net investment income(c)	2.20%	1.79%	2.25%	1.93	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 193

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.94	$ 10.27	$ 10.11	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.21	.23	.10
Net realized and unrealized gain on investment transactions	.35	.70	.07	.26	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.62	.91	.30	.36

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.19)	(.13)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.24)	(.14)	(.25)

Net asset value, end of period	$ 11.00	$ 10.94	$ 10.27	$ 10.11

Total Return
Total investment return based on net asset value(e)	5.74%	9.07%	3.08%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,754	$82,263	$72,587	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.39%	.44%	.45%	.46	%^
Expenses, before waivers/reimbursements(f)†	.91%	.90%	1.04%	5.40	%^
Net investment income(c)	2.41%	2.02%	2.40%	1.68	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

194 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.96	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.24	.28	.19
Net realized and unrealized gain on investment transactions	.53	.69	.05	.18	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.65	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.22)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.32)	(.27)	(.15)	(.25)

Net asset value, end of period	$ 11.29	$ 10.96	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	5.91%	9.29%	3.34%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50	$2,182	$2,376	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)†	.46%	.59%	.80%	24.45	%^
Net investment income(c)	1.03%	2.33%	2.89%	2.98	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 195

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 10.95	$ 10.30	$ 10.12	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.24	.24	.19
Net realized and unrealized gain on investment transactions	.42	.69	.09	.18	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.66	.93	.33	.37

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.23)	(.14)	(.25)
Distributions from net realized gain on investment transactions	(.32)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.28)	(.15)	(.25)

Net asset value, end of period	$ 11.00	$ 10.95	$ 10.30	$ 10.12

Total Return
Total investment return based on net asset value(e)	6.05%	9.27%	3.32%	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157	$11	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.12%	.19%	.20%	.21	%^
Expenses, before waivers/reimbursements(f)†	.49%	.49%	.97%	24.49	%^
Net investment income(c)	2.24%	2.32%	2.42%	2.99	%^
Portfolio turnover rate	84%	46%	81%	100%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.57%	.61%	.62%	.62	%^

See footnote summary on page 246.

196 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.32	$ 10.45	$ 10.33	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.19	.24	.11
Net realized and unrealized gain on investment transactions	.51	.91	.03	.33	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.79	1.10	.27	.44

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.15)	(.15)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.51)	(.23)	(.15)	(.11)

Net asset value, end of period	$ 11.60	$ 11.32	$ 10.45	$ 10.33

Total Return
Total investment return based on net asset value(e)	6.99%	10.74%	2.65%	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,525	$4,804	$8,857	$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.39%	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)†	.72%	.75%	.83%	13.53	%^
Net investment income(c)	2.40%	1.77%	2.39%	1.73	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 197

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.19	$ 10.38	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19	.15	.14	.05
Net realized and unrealized gain on investment transactions	.51	.86	.06	.35	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.70	1.01	.20	.40

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.12)	(.11)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.41)	(.20)	(.11)	(.11)

Net asset value, end of period	$ 11.48	$ 11.19	$ 10.38	$ 10.29

Total Return
Total investment return based on net asset value(e)	6.26%	9.87%	1.97%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$714	$629	$818	$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.14%	1.18%	1.19%	1.20	%^
Expenses, before waivers/reimbursements(f)†	1.48%	1.53%	1.68%	15.69	%^
Net investment income(c)	1.68%	1.40%	1.38%	.72	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

198 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.34	$ 10.51	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.31	.25	.25	.11
Net realized and unrealized gain on investment transactions	.51	.87	.05	.35	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.82	1.12	.30	.46

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.21)	(.14)	(.11)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.53)	(.29)	(.14)	(.11)

Net asset value, end of period	$ 11.63	$ 11.34	$ 10.51	$ 10.35

Total Return
Total investment return based on net asset value(e)	7.31%	10.95%	2.97%	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,053	$861	$708	$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)†	.47%	.52%	.79%	13.26	%^
Net investment income(c)	2.65%	2.32%	2.51%	1.71	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 199

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.05	$ 10.24	$ 10.14	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.19	.20	.12
Net realized and unrealized gain on investment transactions	.48	.85	.04	.31	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.74	1.04	.24	.43

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.15)	(.14)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.48)	(.23)	(.14)	(.29)

Net asset value, end of period	$ 11.31	$ 11.05	$ 10.24	$ 10.14

Total Return
Total investment return based on net asset value(e)	6.76%	10.35%	2.44%	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,636	$2,852	$2,802	$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.65%	.68%	.69%	.70	%^
Expenses, before waivers/reimbursements(f)†	1.11%	1.03%	1.01%	7.14	%^
Net investment income(c)	2.32%	1.84%	2.10%	1.98	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

200 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.09	$ 10.28	$ 10.16	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.21	.22	.09
Net realized and unrealized gain on investment transactions	.49	.86	.05	.36	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.77	1.07	.27	.45

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.18)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.50)	(.26)	(.15)	(.29)

Net asset value, end of period	$ 11.36	$ 11.09	$ 10.28	$ 10.16

Total Return
Total investment return based on net asset value(e)	7.01%	10.66%	2.71%	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$141,801	$120,243	$106,535	$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.40%	.43%	.44%	.45	%^
Expenses, before waivers/reimbursements(f)†	.81%	.81%	.92%	5.97	%^
Net investment income(c)	2.45%	2.04%	2.26%	1.46	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 201

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.12	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.24	.27	.19
Net realized and unrealized gain on investment transactions	.54	.86	.02	.27	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.80	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.21)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.51)	(.29)	(.15)	(.29)

Net asset value, end of period	$ 11.41	$ 11.12	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	7.27%	10.98%	2.96%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$831	$3,217	$2,421	$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.15%	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)†	.45%	.49%	.65%	22.66	%^
Net investment income(c)	2.21%	2.25%	2.77%	3.04	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

202 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.11	$ 10.31	$ 10.17	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.28	.27	.23	.19
Net realized and unrealized gain on investment transactions	.52	.83	.06	.27	‡
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.80	1.10	.29	.46

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.22)	(.15)	(.29)
Distributions from net realized gain on investment transactions	(.25)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.54)	(.30)	(.15)	(.29)

Net asset value, end of period	$ 11.37	$ 11.11	$ 10.31	$ 10.17

Total Return
Total investment return based on net asset value(e)	7.30%	10.97%	2.95%	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111	$38	$11	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.14%	.18%	.19%	.20	%^
Expenses, before waivers/reimbursements(f)†	.39%	.41%	.78%	22.69	%^
Net investment income(c)	2.45%	2.53%	2.32%	3.04	%^
Portfolio turnover rate	80%	41%	75%	22%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.56%	.64%	.62%	.60	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 203

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.56	$ 10.50	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.19	.21	.08
Net realized and unrealized gain on investment transactions	.64	1.11	.04	.47
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.91	1.30	.25	.55

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.15)	(.13)	(.16)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.24)	(.14)	(.16)

Net asset value, end of period	$ 11.86	$ 11.56	$ 10.50	$ 10.39

Total Return
Total investment return based on net asset value(e)	7.99%	12.65%	2.52%	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,179	$5,956	$8,554	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.42%	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)†	.75%	.83%	.97%	18.85	%^
Net investment income(c)	2.27%	1.75%	2.14%	1.18	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

204 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.43	$ 10.42	$ 10.35	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.13	.12	.12
Net realized and unrealized gain on investment transactions	.65	1.08	.07	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.81	1.21	.19	.50

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.11)	(.11)	(.15)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.50)	(.20)	(.12)	(.15)

Net asset value, end of period	$ 11.74	$ 11.43	$ 10.42	$ 10.35

Total Return
Total investment return based on net asset value(e)	7.10%	11.86%	1.86%	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,212	$951	$911	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.18%	1.23%	1.23%	1.24	%^
Expenses, before waivers/reimbursements(f)†	1.51%	1.59%	1.83%	25.83	%^
Net investment income(c)	1.41%	1.20%	1.17%	1.88	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^
See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 205

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.59	$ 10.55	$ 10.41	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.30	.24	.25	.12
Net realized and unrealized gain on investment transactions	.64	1.09	.04	.45
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.94	1.33	.29	.57

Less: Dividends and Distributions
Dividends from net investment income	(.28)	(.20)	(.14)	(.16)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.64)	(.29)	(.15)	(.16)

Net asset value, end of period	$ 11.89	$ 11.59	$ 10.55	$ 10.41

Total Return
Total investment return based on net asset value(e)	8.21%	12.95%	2.82%	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,052	$924	$702	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.17%	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)†	.50%	.58%	.70%	18.70	%^
Net investment income(c)	2.56%	2.25%	2.54%	1.82	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

206 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.31	$ 10.29	$ 10.20	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.20	.18	.10
Net realized and unrealized gain on investment transactions	.60	1.04	.05	.43
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.86	1.24	.23	.53

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.13)	(.13)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.22)	(.14)	(.33)

Net asset value, end of period	$ 11.58	$ 11.31	$ 10.29	$ 10.20

Total Return
Total investment return based on net asset value(e)	7.71%	12.29%	2.32%	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,819	$1,300	$1,866	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.67%	.73%	.73%	.74	%^
Expenses, before waivers/reimbursements(f)†	1.16%	1.15%	1.40%	8.24	%^
Net investment income(c)	2.22%	1.89%	1.89%	1.70	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 207

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.33	$ 10.32	$ 10.21	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.21	.20	.08
Net realized and unrealized gain on investment transactions	.62	1.06	.06	.46
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.89	1.27	.26	.54

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.17)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.26)	(.15)	(.33)

Net asset value, end of period	$ 11.61	$ 11.33	$ 10.32	$ 10.21

Total Return
Total investment return based on net asset value(e)	7.92%	12.61%	2.60%	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111,934	$88,325	$70,952	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.42%	.48%	.48%	.49	%^
Expenses, before waivers/reimbursements(f)†	.86%	.89%	1.06%	7.09	%^
Net investment income(c)	2.34%	1.94%	2.08%	1.28	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

208 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.24	.24	.18
Net realized and unrealized gain on investment transactions	.66	1.07	.03	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.93	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.66	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	8.27%	12.94%	2.75%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,798	$4,288	$2,682	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)†	.53%	.57%	.80%	22.26	%^
Net investment income(c)	2.28%	2.26%	2.42%	2.90	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 209

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.36	$ 10.35	$ 10.23	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.23	.21	.18
Net realized and unrealized gain on investment transactions	.68	1.08	.06	.38
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.93	1.31	.27	.56

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.21)	(.14)	(.33)
Distributions from net realized gain on investment transactions	(.36)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.65)	(.30)	(.15)	(.33)

Net asset value, end of period	$ 11.64	$ 11.36	$ 10.35	$ 10.23

Total Return
Total investment return based on net asset value(e)	8.29%	12.99%	2.74%	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$101	$17	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.16%	.23%	.23%	.24	%^
Expenses, before waivers/reimbursements(f)†	.44%	.48%	.95%	22.28	%^
Net investment income(c)	2.19%	2.19%	2.11%	2.88	%^
Portfolio turnover rate	73%	48%	72%	35%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.63%	.62%	.64	%^

See footnote summary on page 246.

210 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.76	$ 10.47	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.17	.18	.07
Net realized and unrealized gain on investment transactions	.80	1.31	.00	(d)	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.06	1.48	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.11)	(.15)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.19)	(.15)	(.19)

Net asset value, end of period	$ 12.20	$ 11.76	$ 10.47	$ 10.44

Total Return
Total investment return based on net asset value(e)	9.07%	14.39%	1.79%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,463	$4,670	$7,259	$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.42%	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)†	.81%	.91%	1.13%	14.64	%^
Net investment income(c)	2.17%	1.56%	1.79%	1.09	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 211

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.60	$ 10.38	$ 10.40	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16	.13	.08	.05
Net realized and unrealized gain on investment transactions	.79	1.25	.02	.54
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.95	1.38	.10	.59

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.08)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.47)	(.16)	(.12)	(.19)

Net asset value, end of period	$ 12.08	$ 11.60	$ 10.38	$ 10.40

Total Return
Total investment return based on net asset value(e)	8.22%	13.53%	.98%	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$673	$604	$959	$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.18%	1.23%	1.24%	1.24	%^
Expenses, before waivers/reimbursements(f)†	1.57%	1.68%	2.00%	19.46	%^
Net investment income(c)	1.36%	1.22%	.84%	.76	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

212 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.55	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.31	.23	.20	.07
Net realized and unrealized gain on investment transactions	.78	1.28	.02	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.09	1.51	.22	.64

Less: Dividends and Distributions
Dividends from net investment income	(.27)	(.18)	(.12)	(.19)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.64)	(.26)	(.12)	(.19)

Net asset value, end of period	$ 12.25	$ 11.80	$ 10.55	$ 10.45

Total Return
Total investment return based on net asset value(e)	9.37%	14.59%	2.12%	6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$456	$535	$450	$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)†	.56%	.67%	.99%	21.13	%^
Net investment income(c)	2.57%	2.07%	2.03%	1.16	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 213

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.47	$ 10.25	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.17	.15	.10
Net realized and unrealized gain on investment transactions	.74	1.25	.00	(d)	.51
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	.99	1.42	.15	.61

Less: Dividends and Distributions
Dividends from net investment income	(.22)	(.12)	(.15)	(.36)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.59)	(.20)	(.15)	(.36)

Net asset value, end of period	$ 11.87	$ 11.47	$ 10.25	$ 10.25

Total Return
Total investment return based on net asset value(e)	8.75%	14.07%	1.49%	6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,238	$1,709	$1,396	$216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.68%	.73%	.74%	.74	%^
Expenses, before waivers/reimbursements(f)†	1.18%	1.12%	1.46%	9.15	%^
Net investment income(c)	2.08%	1.60%	1.57%	1.62	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

214 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.51	$ 10.29	$ 10.26	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.26	.19	.17	.07
Net realized and unrealized gain on investment transactions	.78	1.26	.01	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.04	1.45	.18	.63

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.15)	(.15)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.62)	(.23)	(.15)	(.37)

Net asset value, end of period	$ 11.93	$ 11.51	$ 10.29	$ 10.26

Total Return
Total investment return based on net asset value(e)	9.12%	14.34%	1.85%	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,028	$79,677	$58,198	$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.42%	.48%	.49%	.49	%^
Expenses, before waivers/reimbursements(f)†	.87%	.93%	1.17%	6.39	%^
Net investment income(c)	2.20%	1.77%	1.72%	1.16	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 215

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.54	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.23	.20	.17
Net realized and unrealized gain on investment transactions	.95	1.25	.00	(d)	.48
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.07	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.18)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.52)	(.26)	(.16)	(.37)

Net asset value, end of period	$ 12.09	$ 11.54	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	9.33%	14.64%	2.01%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290	$4,280	$3,084	$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.21%	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)†	.47%	.62%	.91%	22.51	%^
Net investment income(c)	.99%	2.14%	2.10%	2.65	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

216 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.53	$ 10.32	$ 10.28	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.27	.22	.17	.17
Net realized and unrealized gain on investment transactions	.80	1.26	.03	.48
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.07	1.48	.20	.65

Less: Dividends and Distributions
Dividends from net investment income	(.29)	(.19)	(.16)	(.37)
Distributions from net realized gain on investment transactions	(.37)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.66)	(.27)	(.16)	(.37)

Net asset value, end of period	$ 11.94	$ 11.53	$ 10.32	$ 10.28

Total Return
Total investment return based on net asset value(e)	9.37%	14.62%	2.00%	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36	$24	$11	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.17%	.23%	.24%	.24	%^
Expenses, before waivers/reimbursements(f)†	.45%	.52%	1.16%	22.53	%^
Net investment income(c)	2.28%	2.06%	1.77%	2.64	%^
Portfolio turnover rate	71%	38%	74%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.65%	.62%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 217

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.40	$ 10.42	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.13	.14	.11
Net realized and unrealized gain (loss) on investment transactions	.91	1.43	(.01	)‡	.58
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.14	1.56	.13	.69

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.08)	(.15)	(.27)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.60)	(.16)	(.15)	(.27)

Net asset value, end of period	$ 12.34	$ 11.80	$ 10.40	$ 10.42

Total Return
Total investment return based on net asset value(e)	9.81%	15.22%	1.28%	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,072	$4,051	$6,816	$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.45%	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	.97%	1.03%	1.18%	23.89	%^
Net investment income(c)	1.89%	1.17%	1.45%	1.69	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

218 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.33	$ 10.39	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.14	.10	.03	.09
Net realized and unrealized gain on investment transactions	.90	1.37	.01	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.04	1.47	.04	.65

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.07)	(.10)	(.26)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.48)	(.15)	(.10)	(.26)

Net asset value, end of period	$ 12.21	$ 11.65	$ 10.33	$ 10.39

Total Return
Total investment return based on net asset value(e)	8.98%	14.43%	.44%	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$584	$398	$844	$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.19%	1.27%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)†	1.73%	1.81%	2.03%	30.19	%^
Net investment income(c)	1.19%	.95%	.35%	1.35	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 219

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.85	$ 10.49	$ 10.45	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.20	.16	.15
Net realized and unrealized gain (loss) on investment transactions	.93	1.40	(.02	)‡	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.18	1.60	.14	.72

Less: Dividends and Distributions
Dividends from net investment income	(.23)	(.16)	(.10)	(.27)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.63)	(.24)	(.10)	(.27)

Net asset value, end of period	$ 12.40	$ 11.85	$ 10.49	$ 10.45

Total Return
Total investment return based on net asset value(e)	10.10%	15.54%	1.40%	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$541	$459	$268	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	.72%	.81%	.89%	29.08	%^
Net investment income(c)	2.08%	1.80%	1.58%	2.33	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

220 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.49	$ 10.18	$ 10.24	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.14	.13	.11
Net realized and unrealized gain (loss) on investment transactions	.87	1.36	(.04	)‡	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.09	1.50	.09	.68

Less: Dividends and Distributions
Dividends from net investment income	(.16)	(.11)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.56)	(.19)	(.15)	(.44)

Net asset value, end of period	$ 12.02	$ 11.49	$ 10.18	$ 10.24

Total Return
Total investment return based on net asset value(e)	9.62%	14.92%	.92%	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,314	$1,508	$1,224	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.70%	.77%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)†	1.32%	1.28%	1.45%	14.63	%^
Net investment income(c)	1.85%	1.29%	1.33%	1.71	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 221

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.55	$ 10.22	$ 10.25	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.17	.13	.06
Net realized and unrealized gain (loss) on investment transactions	.90	1.37	(.01	)‡	.63
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.12	1.54	.12	.69

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.13)	(.15)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.61)	(.21)	(.15)	(.44)

Net asset value, end of period	$ 12.06	$ 11.55	$ 10.22	$ 10.25

Total Return
Total investment return based on net asset value(e)	9.77%	15.30%	1.23%	7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,476	$53,902	$46,834	$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.52%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	1.03%	1.06%	1.30%	5.69	%^
Net investment income(c)	1.88%	1.56%	1.38%	1.03	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

222 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.19	.19	.15
Net realized and unrealized gain (loss) on investment transactions	1.03	1.37	(.05	)‡	.56
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.15	1.56	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.16)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.57)	(.24)	(.16)	(.44)

Net asset value, end of period	$ 12.15	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	10.08%	15.52%	1.40%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$369	$3,644	$2,140	$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.23%	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	.63%	.73%	1.11%	18.71	%^
Net investment income(c)	.98%	1.75%	2.00%	2.44	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 223

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.57	$ 10.25	$ 10.27	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.19	.14	.04
Net realized and unrealized gain on investment transactions	.91	1.38	.00	(d)	.67
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.16	1.57	.14	.71

Less: Dividends and Distributions
Dividends from net investment income	(.25)	(.17)	(.16)	(.44)
Distributions from net realized gain on investment transactions	(.40)	(.08)	(.00	)(d)	– 0	–

Total dividends and distributions	(.65)	(.25)	(.16)	(.44)

Net asset value, end of period	$ 12.08	$ 11.57	$ 10.25	$ 10.27

Total Return
Total investment return based on net asset value(e)	10.14%	15.59%	1.38%	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$681	$600	$519	$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.27%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	.60%	.64%	1.29%	16.54	%^
Net investment income(c)	2.10%	1.79%	1.46%	.68	%^
Portfolio turnover rate	85%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.53%	.66%	.63%	.64	%^

See footnote summary on page 246.

224 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.92	$ 10.43	$ 10.51	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.13	.15	.12
Net realized and unrealized gain (loss) on investment transactions	1.00	1.49	(.08	)‡	.60
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.21	1.62	.07	.72

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.07)	(.14)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.13)	(.15)	(.21)

Net asset value, end of period	$ 12.56	$ 11.92	$ 10.43	$ 10.51

Total Return
Total investment return based on net asset value(e)	10.29%	15.71%	.76%	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,253	$3,016	$5,107	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)†	1.10%	1.26%	1.50%	28.43	%^
Net investment income(c)	1.73%	1.19%	1.48%	1.96	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 225

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.87	$ 10.43	$ 10.47	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.09	.04	.01
Net realized and unrealized gain (loss) on investment transactions	.98	1.45	(.05	)‡	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase (decrease) in net asset value from operations	1.10	1.54	(.01)	.67

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.04)	(.02)	(.20)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.10)	(.03)	(.20)

Net asset value, end of period	$ 12.49	$ 11.87	$ 10.43	$ 10.47

Total Return
Total investment return based on net asset value(e)	9.35%	14.91%	(.05)%	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268	$275	$289	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.19%	1.25%	1.27%	1.29	%^
Expenses, before waivers/reimbursements(f)†	1.86%	2.04%	2.74%	27.00	%^
Net investment income(c)	1.00%	.81%	.45%	.14	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

226 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.01	$ 10.54	$ 10.53	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.18	.18	.15
Net realized and unrealized gain (loss) on investment transactions	1.01	1.49	(.09	)‡	.59
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.25	1.67	.09	.74

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.14)	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.60)	(.20)	(.08)	(.21)

Net asset value, end of period	$ 12.66	$ 12.01	$ 10.54	$ 10.53

Total Return
Total investment return based on net asset value(e)	10.57%	16.09%	.86%	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51	$32	$53	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)†	.85%	1.02%	1.39%	29.40	%^
Net investment income(c)	1.94%	1.63%	1.81%	2.35	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 227

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.59	$ 10.20	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.14	.13	.10
Net realized and unrealized gain (loss) on investment transactions	.93	1.41	(.09	)‡	.60
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.15	1.55	.04	.70

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.10)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.16)	(.16)	(.38)

Net asset value, end of period	$ 12.17	$ 11.59	$ 10.20	$ 10.32

Total Return
Total investment return based on net asset value(e)	10.00%	15.44%	.41%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$351	$2,174	$1,836	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.70%	.75%	.77%	.79	%^
Expenses, before waivers/reimbursements(f)†	1.37%	1.33%	1.60%	15.63	%^
Net investment income(c)	1.79%	1.28%	1.33%	1.53	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

228 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.24	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.16	.13	.06
Net realized and unrealized gain (loss) on investment transactions	.97	1.44	(.07	)‡	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.18	1.60	.06	.72

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.13)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.59)	(.19)	(.16)	(.38)

Net asset value, end of period	$ 12.24	$ 11.65	$ 10.24	$ 10.34

Total Return
Total investment return based on net asset value(e)	10.24%	15.88%	.62%	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,923	$44,736	$34,012	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.50%	.52%	.54	%^
Expenses, before waivers/reimbursements(f)†	1.09%	1.16%	1.57%	7.63	%^
Net investment income(c)	1.76%	1.47%	1.32%	.93	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 229

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.67	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.12	1.44	(.08	)‡	.57
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.22	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.16)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.53)	(.22)	(.16)	(.38)

Net asset value, end of period	$ 12.36	$ 11.67	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	10.55%	16.08%	.97%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$317	$3,830	$2,319	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.22%	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)†	.68%	.84%	1.41%	23.10	%^
Net investment income(c)	.76%	1.66%	1.79%	2.36	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^
See footnote summary on page 246.

230 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.66	$ 10.27	$ 10.34	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.24	.19	.14	.06
Net realized and unrealized gain (loss) on investment transactions	.98	1.43	(.05	)‡	.66
Contributions from Affiliates	– 0	–	– 0	–	.00	(d)	.00	(d)

Net increase in net asset value from operations	1.22	1.62	.09	.72

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.17)	(.15)	(.38)
Distributions from net realized gain on investment transactions	(.39)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.63)	(.23)	(.16)	(.38)

Net asset value, end of period	$ 12.25	$ 11.66	$ 10.27	$ 10.34

Total Return
Total investment return based on net asset value(e)	10.60%	16.05%	.96%	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$440	$369	$316	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.25%	.27%	.29	%^
Expenses, before waivers/reimbursements(f)†	.66%	.76%	1.78%	16.19	%^
Net investment income(c)	1.99%	1.74%	1.41%	.96	%^
Portfolio turnover rate	77%	39%	67%	14%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.66%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 231

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.13	$ 10.49	$ 10.49	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.14	.11	.09
Net realized and unrealized gain (loss) on investment transactions	1.02	1.55	(.03	)‡	.61

Net increase in net asset value from operations	1.23	1.69	.08	.70

Less: Dividends and Distributions
Dividends from net investment income	(.08)	– 0	–	(.07)	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.56)	(.05)	(.08)	(.21)

Net asset value, end of period	$ 12.80	$ 12.13	$ 10.49	$ 10.49

Total Return
Total investment return based on net asset value(e)	10.25%	16.19%	.80%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,145	$1,035	$1,206	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	2.39%	3.04%	4.64%	36.42	%^
Net investment income(c)	1.65%	1.26%	1.13%	1.37	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

232 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.98	$ 10.44	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12	.07	.03	.09
Net realized and unrealized gain (loss) on investment transactions	.99	1.52	(.02	)‡	.56

Net increase in net asset value from operations	1.11	1.59	.01	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.05)	(.01)	(.21)

Net asset value, end of period	$ 12.61	$ 11.98	$ 10.44	$ 10.44

Total Return
Total investment return based on net asset value(e)	9.38%	15.30%	.07%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73	$81	$50	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.20%	1.25%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)†	3.20%	3.89%	5.86%	41.11	%^
Net investment income(c)	.97%	.66%	.27%	1.39	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 233

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.21	$ 10.60	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.23	.18	.14	.15
Net realized and unrealized gain (loss) on investment transactions	1.04	1.55	(.03	)‡	.56

Net increase in net asset value from operations	1.27	1.73	.11	.71

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.07)	– 0	–	(.21)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.62)	(.12)	(.01)	(.21)

Net asset value, end of period	$ 12.86	$ 12.21	$ 10.60	$ 10.50

Total Return
Total investment return based on net asset value(e)	10.50%	16.51%	1.02%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$257	$118	$66	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.19%	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	2.12%	2.80%	4.28%	40.13	%^
Net investment income(c)	1.84%	1.58%	1.44%	2.38	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

234 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class R
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2018	2017	2016

Net asset value, beginning of period	$ 11.64	$ 10.21	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18	.13	.06	.13
Net realized and unrealized gain on investment transactions	.97	1.47	.00 (d)	.55

Net increase in net asset value from operations	1.15	1.60	.06	.68

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.12)	(.13)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.66)	(.17)	(.14)	(.39)

Net asset value, end of period	$ 12.13	$ 11.64	$ 10.21	$ 10.29

Total Return
Total investment return based on net asset value(e)	9.99%	15.84%	.60%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$555	$570	$406	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.70%	.75%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)†	2.07%	2.26%	2.75%	25.29	%^
Net investment income(c)	1.52%	1.22%	.57%	2.03	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 235

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class K
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2018	2017	2016

Net asset value, beginning of period	$ 11.68	$ 10.23	$ 10.30	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.16	.12	.07
Net realized and unrealized gain (loss) on investment transactions	.97	1.47	(.04 )‡	.62

Net increase in net asset value from operations	1.18	1.63	.08	.69

Less: Dividends and Distributions
Dividends from net investment income	(.21)	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.69)	(.18)	(.15)	(.39)

Net asset value, end of period	$ 12.17	$ 11.68	$ 10.23	$ 10.30

Total Return
Total investment return based on net asset value(e)	10.27%	16.15%	.80%	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,090	$17,652	$14,486	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.44%	.50%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	1.76%	1.99%	2.99%	16.29	%^
Net investment income(c)	1.75%	1.50%	1.28%	1.09	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

236 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.73	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.00	(d)	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.21	1.49	(.07	)‡	.56

Net increase in net asset value from operations	1.21	1.67	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 12.46	$ 11.73	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	10.46%	16.51%	1.05%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38	$2,389	$1,421	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.22%	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	1.19%	1.66%	3.58%	27.24	%^
Net investment income(c)	.03%	1.64%	1.76%	2.39	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 237

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB Multi-Manager Select 2050 Fund
	Class Z
	Year Ended July 31,			December 15, 2014(a) to July 31, 2015
	2018	2017	2016

Net asset value, beginning of period	$ 11.72	$ 10.27	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.19	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.01	1.47	(.03 )‡	.56

Net increase in net asset value from operations	1.22	1.66	.10	.71

Less: Dividends and Distributions
Dividends from net investment income	(.26)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.48)	(.05)	(.01)	– 0	–

Total dividends and distributions	(.74)	(.21)	(.15)	(.39)

Net asset value, end of period	$ 12.20	$ 11.72	$ 10.27	$ 10.32

Total Return
Total investment return based on net asset value(e)	10.53%	16.47%	1.04%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52	$12	$11	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.25%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	1.34%	1.58%	4.05%	27.28	%^
Net investment income(c)	1.72%	1.74%	1.36%	2.38	%^
Portfolio turnover rate	79%	46%	69%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.65%	.63	%^

See footnote summary on page 246.

238 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.99	$ 10.39	$ 10.48	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.14	.12	.11
Net realized and unrealized gain (loss) on investment transactions	1.02	1.52	(.09	)‡	.58
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.23	1.66	.03	.69

Less: Dividends and Distributions
Dividends from net investment income	(.14)	– 0	–	(.11)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.51)	(.06)	(.12)	(.21)

Net asset value, end of period	$ 12.71	$ 11.99	$ 10.39	$ 10.48

Total Return
Total investment return based on net asset value(e)	10.37%	16.08%	.35%	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,435	$1,094	$931	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.45%	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	1.82%	2.73%	4.64%	22.61	%^
Net investment income(c)	1.72%	1.24%	1.19%	1.73	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 239

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.80	$ 10.30	$ 10.44	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09	.05	.08	.09
Net realized and unrealized gain (loss) on investment transactions	1.03	1.51	(.13	)‡	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	1.12	1.56	(.05)	.65

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	(.08)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.37)	(.06)	(.09)	(.21)

Net asset value, end of period	$ 12.55	$ 11.80	$ 10.30	$ 10.44

Total Return
Total investment return based on net asset value(e)	9.54%	15.25%	(.45)%	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103	$192	$71	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	1.21%	1.26%	1.27%	1.28	%^
Expenses, before waivers/reimbursements(f)†	2.65%	3.52%	6.16%	24.47	%^
Net investment income(c)	.74%	.48%	.81%	1.39	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

240 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 12.12	$ 10.51	$ 10.50	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.25	.19	.14	.04
Net realized and unrealized gain (loss) on investment transactions	1.03	1.52	(.09	)‡	.67
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.28	1.71	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.15)	(.04)	(.03)	(.21)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.52)	(.10)	(.04)	(.21)

Net asset value, end of period	$ 12.88	$ 12.12	$ 10.51	$ 10.50

Total Return
Total investment return based on net asset value(e)	10.66%	16.40%	.52%	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$612	$547	$466	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.20%	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	1.57%	2.51%	5.66%	22.48	%^
Net investment income(c)	1.97%	1.72%	1.37%	.69	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 241

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.58	$ 10.17	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.07	.07	.12
Net realized and unrealized gain (loss) on investment transactions	.94	1.52	(.07	)‡	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.15	1.59	.00	.68

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.12)	(.11)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.55)	(.18)	(.12)	(.39)

Net asset value, end of period	$ 12.18	$ 11.58	$ 10.17	$ 10.29

Total Return
Total investment return based on net asset value(e)	10.09%	15.82%	.09%	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295	$323	$66	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.70%	.76%	.77%	.78	%^
Expenses, before waivers/reimbursements(f)†	1.86%	2.12%	3.68%	22.02	%^
Net investment income(c)	1.74%	.68%	.69%	1.86	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

242 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.60	$ 10.18	$ 10.29	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.21	.15	.12	.07
Net realized and unrealized gain (loss) on investment transactions	.98	1.46	(.08	)‡	.61
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.19	1.61	.04	.68

Less: Dividends and Distributions
Dividends from net investment income	(.20)	(.13)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.57)	(.19)	(.15)	(.39)

Net asset value, end of period	$ 12.22	$ 11.60	$ 10.18	$ 10.29

Total Return
Total investment return based on net asset value(e)	10.36%	16.06%	.42%	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,434	$21,441	$14,694	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.45%	.51%	.52%	.53	%^
Expenses, before waivers/reimbursements(f)†	1.57%	1.93%	3.08%	16.63	%^
Net investment income(c)	1.73%	1.44%	1.20%	1.14	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 243

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.65	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06	.18	.17	.15
Net realized and unrealized gain (loss) on investment transactions	1.16	1.47	(.12	)‡	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.22	1.65	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.11)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.48)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 12.39	$ 11.65	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	10.54%	16.43%	.57%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87	$1,801	$878	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.24%	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	1.12%	1.61%	4.58%	21.99	%^
Net investment income(c)	.49%	1.63%	1.80%	2.39	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

244 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
Year Ended July 31,	December 15, 2014(a) to July 31, 2015
2018	2017	2016

Net asset value, beginning of period	$ 11.64	$ 10.22	$ 10.32	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.22	.18	.13	.15
Net realized and unrealized gain (loss) on investment transactions	1.00	1.46	(.08	)‡	.56
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)

Net increase in net asset value from operations	1.22	1.64	.05	.71

Less: Dividends and Distributions
Dividends from net investment income	(.24)	(.16)	(.14)	(.39)
Distributions from net realized gain on investment transactions	(.37)	(.06)	(.01)	– 0	–

Total dividends and distributions	(.61)	(.22)	(.15)	(.39)

Net asset value, end of period	$ 12.25	$ 11.64	$ 10.22	$ 10.32

Total Return
Total investment return based on net asset value(e)	10.61%	16.38%	.56%	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45	$13	$13	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)†	.18%	.26%	.27%	.28	%^
Expenses, before waivers/reimbursements(f)†	1.15%	1.55%	4.27%	21.98	%^
Net investment income(c)	1.82%	1.69%	1.36%	2.38	%^
Portfolio turnover rate	73%	40%	71%	16%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.52%	.68%	.64%	.61	%^

See footnote summary on page 246.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 245

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios do not include expenses incurred by the Fund through its Underlying Portfolios.

‡

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Funds’ change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

246 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund and the Board of Directors of AB Cap Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (collectively referred to as the “Funds”), (eleven of the series constituting AB Cap Fund, Inc. (the “Company”)), including the portfolios of investments, as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period December 15, 2014 (commencement of operations) through July 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the series constituting AB Cap Fund, Inc.) at July 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended and the period December 15, 2014 (commencement of operations) through July 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

abfunds.com	AB MULTI-MANAGER SELECT RETIREMENT FUNDS | 247

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2018

248 | AB MULTI-MANAGER SELECT RETIREMENT FUNDS	abfunds.com

2018 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the taxable year ended July 31, 2018. For such year, each of the AB Multi-Manager Select Retirement Funds designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2019.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

Messrs. Loewy and Nikolich are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolios, which role includes monitoring the Funds’ sub-adviser and allocating Fund assets among asset classes.

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MANAGEMENT OF THE FUND

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith# 1345 Avenue of the Americas New York, NY 10105 58 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he had been associated since prior to 2004.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS
Marshall C. Turner, Jr.## Chairman of the Board 76 (2005)	Private Investor since prior to 2013. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	94	Xilinx, Inc. (programmable logic semi-conductors) since 2007

Michael J. Downey## 74 (2005)	Private Investor since prior to 2013. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	94	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2013

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MANAGEMENT OF THE FUND (continued)

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
William H. Foulk, Jr.## 86 (1992)	Investment Adviser and an Independent Consultant since prior to 2013. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Nancy P. Jacklin## 70 (2006)	Private Investor since prior to 2013. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Carol C. McMullen## 63 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME*, ADDRESS, AGE AND (YEAR FIRST ELECTED)**	PRINCIPAL OCCUPATION(S), DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN AB FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Garry L. Moody## 66 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	94	None

Earl D. Weiner## 79 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	94	None

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MANAGEMENT OF THE FUND (continued)

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member pf the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

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MANAGEMENT OF THE FUND (continued)

Officer Information

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 58	President and Chief Executive Officer	See biography above.

Daniel J. Loewy 43	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2013. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer for Dynamic Asset Allocation.

Christopher H. Nikolich 48	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2013. He is also Head of Glide-Path Strategies (US)-Multi-Asset Solutions.

Emilie D. Wrapp 62	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2013.

Joseph J. Mantineo 59	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services (“ABIS”)**, with which he has been associated since prior to 2013.

Phyllis J. Clarke 57	Controller	Vice President of ABIS**, with which she has been associated since prior to 2013.

Vincent S. Noto 53	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2013.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-(800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

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Information Regarding the Review and Approval of the Advisory Agreement and Sub-Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved (i) the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) and (ii) the proposed amendment to the Sub-Advisory Agreement (the “Amended Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Advisory Contracts”) between the Adviser and Morningstar Investment Management LLC (the “Sub-Adviser”) in respect of each Fund that would specify a reduced sub-advisory fee to be paid to the Sub-Adviser at a meeting held on August 1-2, 2017 (the “Meeting”).

•	AB Multi-Manager Select Retirement Allocation Fund

•	AB Multi-Manager Select 2010 Fund

•	AB Multi-Manager Select 2015 Fund

•	AB Multi-Manager Select 2020 Fund

•	AB Multi-Manager Select 2025 Fund

•	AB Multi-Manager Select 2030 Fund
•	AB Multi-Manager Select 2035 Fund

•	AB Multi-Manager Select 2040 Fund

•	AB Multi-Manager Select 2045 Fund

•	AB Multi-Manager Select 2050 Fund

•	AB Multi-Manager Select 2055 Fund

Prior to approval of the Advisory Contracts, the directors had requested from the Adviser and the Sub-Adviser, and received and evaluated, extensive materials. They reviewed the proposed approval of the Advisory Contracts with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee in respect of each Fund, in which the Senior Officer concluded that the contractual fee for each Fund was reasonable. The directors also discussed the proposed approvals in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors

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in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the underlying funds in which the Funds invest. The directors also receive an annual presentation from the Sub-Adviser addressing the Sub-Adviser’s services to the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund, and the overall arrangements (i) between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Adviser and the Sub-Adviser, as provided in the Amended Sub-Advisory Agreement, including the proposed reduced sub-advisory fee payable by the Adviser to the Sub-Adviser, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. The directors considered both the investment advisory services and the other non-advisory services outlined with specificity in the Advisory Agreement that are provided to the Funds by the Adviser. They also noted the professional experience and qualifications of the Adviser’s personnel who oversee the Sub-Adviser, other members of the investment team and other senior personnel of the Adviser. The directors noted that the Advisory Agreement, unlike the advisory agreements for most of the other AB Funds, does not provide for reimbursement to the Adviser of the Adviser’s costs of providing administrative and accounting services for the Funds. These services are covered by the advisory fee.

The directors noted that each Fund invests in a mix of underlying mutual funds and exchange-traded funds (the “Underlying Funds”) consistent with its target asset mix. The Adviser is responsible for the allocation of Fund assets among asset classes. The Sub-Adviser selects the Underlying Funds within each asset class for investment by the Funds in light of the Adviser’s specified asset allocation.

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The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Funds, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Funds before taxes and distribution expenses. The directors noted that the Funds were not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying funds advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; brokerage commissions paid by the Funds to brokers affiliated with the Adviser; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that each Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year. At the Meeting, the

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directors reviewed information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a peer group and a peer universe, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-year period ended May 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for AB Multi-Manager Select Retirement Allocation Fund’s underperformance in certain periods, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fee and Other Expenses

The directors considered the advisory fee rate paid by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as such Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared each Fund’s contractual advisory fee rate with a peer group median.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between each Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Funds relative to institutional clients. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Funds, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that each Fund invests in Underlying Funds pursuant to a Fund of Funds Order from the SEC. The directors concluded that the advisory fee for each Fund is paid for services provided that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the Underlying Funds.

The directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected

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by the 15(c) provider. The Class A expense ratio of each Fund was based on the Fund’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in each Fund’s expense ratio effective November 30, 2017. The directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s new expense caps effective November 30, 2017 to reduce each Fund’s total expense ratio in connection with changes to the Fund’s investment policies. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s pro forma expense ratio was acceptable.

Approval of Amended Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided and Performance

In determining to approve the Amended Sub-Advisory Agreement, the directors relied to a significant extent on the due diligence review performed by the Adviser to develop a recommendation to the directors for the Sub-Adviser to continue to serve as sub-adviser for each of the Funds. The directors also reviewed extensive materials concerning the Sub-Adviser. The directors’ review of the Sub-Adviser and the nature and quality of the services provided by it covered, among other things: (i) the Sub-Adviser’s operations and principal business activities, services provided by the Sub-Adviser and senior and professional personnel who perform services for the Funds, (ii) investment advisory services provided by the Sub-Adviser to the Funds, and (iii) the Sub-Adviser’s compliance structure and program.

Cost of Services Provided and Profitability

The directors considered the amount and competitiveness of the proposed reduced sub-advisory fee payable to the Sub-Adviser, noting that such reduction had been negotiated by the Adviser (which is not affiliated with the Sub-Adviser) and that the sub-advisory fee was payable by the Adviser out of the advisory fee paid to the Adviser by the Funds. They also considered profitability information that the Adviser obtained from the Sub-Adviser.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors noted that the proposed sub-advisory fee schedule for the Funds contains a breakpoint that reduces the fee rate on assets above a specified level. The

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proposed sub-advisory fee schedule also provides for an annual minimum fee. The directors recognized that, because the Sub-Adviser’s fee schedule includes a breakpoint which the Adviser’s fee schedule does not, the Adviser would retain a larger fee on a percentage basis as the Funds grow. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser and the Sub-Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser or sub-adviser and to the economies of scale that an adviser or sub-adviser may realize in its overall mutual fund or asset management business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor each Fund’s assets (which were well below the level at which they would anticipate adding an initial breakpoint) and its profitability (currently unprofitable) to the Adviser and anticipated revisiting the question of breakpoints in the advisory fee schedule in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

All China Equity Portfolio

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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AB MULTI-MANAGER SELECT RETIREMENT FUNDS

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MMSR-0151-0718

JUL    07.31.18

ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Small Cap Growth Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 1

ANNUAL REPORT

September 18, 2018

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio for the annual reporting period ended July 31, 2018.

The Fund’s investment objective is long-term growth of capital.

NAV RETURNS AS OF JULY 31, 2018 (unaudited)

	6 Months	12 Months
AB SMALL CAP GROWTH PORTFOLIO[1]
Class A Shares	10.60%	33.99%
Class B Shares[2]	10.17%	32.94%
Class C Shares	10.20%	32.99%
Advisor Class Shares[3]	10.73%	34.30%
Class R Shares[3]	10.37%	33.45%
Class K Shares[3]	10.62%	34.04%
Class I Shares[3]	10.73%	34.29%
Class Z Shares[3]	10.76%	34.42%
Russell 2000 Growth Index	7.40%	22.91%

1

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended July 31, 2018, by 0.03% and 0.03%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2018.

All share classes of the Fund outperformed the benchmark for both periods, before sales charges. For the 12-month period, stock selection was positive across all sectors, relative to the benchmark. In particular, security selection benefited in the technology, financial and consumer/commercial services sectors. Cash holdings, held for transactional purposes, detracted amid the rising equity market.

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For the six-month period, stock selection contributed in the health care, technology and consumer/commercial services sectors. Materials holdings detracted, as did positioning and stock selection in the energy sector. Cash holdings also detracted.

The Fund did not utilize derivatives during either period.

MARKET REVIEW AND INVESTMENT STRATEGY

US stocks rallied during the 12-month period ended July 31, 2018, helped by major corporate tax reform and strong earnings. In terms of style, growth stocks outperformed value stocks and large-cap growth and small-cap growth had similar returns. Geopolitical concerns—especially tension between the US and North Korea—weighed on performance early in the period but were soon overshadowed by the benefits of tax reform. Market jitters returned as investors feared the impact of rising interest rates. Then, increasing trade disputes caused equities to decline. The US imposed tariffs on Chinese, European, Canadian and Mexican goods, which were met with retaliatory sanctions. Strong corporate earnings and economic data helped buoy stocks at the end of the period.

The Fund continues to be built from the bottom up, with an emphasis on companies that can deliver fundamental outperformance. Relative valuations for companies with this profile—positive earnings revisions and surprises—remain near the long-term average. Reflecting this bottom-up investment process, the Fund’s Senior Investment Management Team continued to find opportunities across most sectors. The Fund emphasizes secular firms that have unique growth drivers or company-specific initiatives that would support future earnings growth even in the absence of a material acceleration in economic outlook.

INVESTMENT POLICIES

The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned

(continued on next page)

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companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2000® Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of small-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 5

DISCLOSURES AND RISKS (continued)

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

GROWTH OF A $10,000 INVESTMENT IN THE FUND (unaudited)

7/31/2008 TO 7/31/2018

This chart illustrates the total value of an assumed $10,000 investment in AB Small Cap Growth Portfolio Class A shares (from 7/31/2008 to 7/31/2018) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 7

HISTORICAL PERFORMANCE (continued)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	33.99%	28.28%
5 Years	13.48%	12.50%
10 Years	13.30%	12.81%
CLASS B SHARES
1 Year	32.94%	28.94%
5 Years	12.57%	12.57%
10 Years[1]	12.53%	12.53%
CLASS C SHARES
1 Year	32.99%	31.99%
5 Years	12.63%	12.63%
10 Years	12.44%	12.44%
ADVISOR CLASS SHARES[2]
1 Year	34.30%	34.30%
5 Years	13.77%	13.77%
10 Years	13.60%	13.60%
CLASS R SHARES[2]
1 Year	33.45%	33.45%
5 Years	13.11%	13.11%
10 Years	13.02%	13.02%
CLASS K SHARES[2]
1 Year	34.04%	34.04%
5 Years	13.50%	13.50%
10 Years	13.40%	13.40%
CLASS I SHARES[2]
1 Year	34.29%	34.29%
5 Years	13.83%	13.83%
10 Years	13.74%	13.74%
CLASS Z SHARES[2]
1 Year	34.42%	34.42%
Since Inception[3]	14.46%	14.46%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.19%, 1.98%, 1.95%, 0.94%, 1.53%, 1.22%, 0.93% and 0.83% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(footnotes continued on next page)

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HISTORICAL PERFORMANCE (continued)

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 9

HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

JUNE 30, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	29.73%
5 Years	14.18%
10 Years	12.81%
CLASS B SHARES
1 Year	30.38%
5 Years	14.24%
10 Years[1]	12.54%
CLASS C SHARES
1 Year	33.46%
5 Years	14.31%
10 Years	12.45%
ADVISOR CLASS SHARES[2]
1 Year	35.81%
5 Years	15.46%
10 Years	13.61%
CLASS R SHARES[2]
1 Year	34.93%
5 Years	14.81%
10 Years	13.04%
CLASS K SHARES[2]
1 Year	35.51%
5 Years	15.20%
10 Years	13.41%
CLASS I SHARES[2]
1 Year	35.80%
5 Years	15.53%
10 Years	13.76%
CLASS Z SHARES[2]
1 Year	35.90%
Since Inception[3]	14.93%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 6/30/2015.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,106.00	$5.85	1.12%	$5.90	1.13%
Hypothetical**	$1,000	$1,019.24	$5.61	1.12%	$5.66	1.13%

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 11

EXPENSE EXAMPLE (continued)

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class B
Actual	$1,000	$1,101.70	$10.01	1.92%	$10.06	1.93%
Hypothetical**	$1,000	$1,015.27	$9.59	1.92%	$9.64	1.93%
Class C
Actual	$1,000	$1,102.00	$9.75	1.87%	$9.80	1.88%
Hypothetical**	$1,000	$1,015.52	$9.35	1.87%	$9.39	1.88%
Advisor Class
Actual	$1,000	$1,107.30	$4.55	0.87%	$4.60	0.88%
Hypothetical**	$1,000	$1,020.48	$4.36	0.87%	$4.41	0.88%
Class R
Actual	$1,000	$1,103.70	$8.03	1.54%	$8.08	1.55%
Hypothetical**	$1,000	$1,017.16	$7.70	1.54%	$7.75	1.55%
Class K
Actual	$1,000	$1,106.20	$5.64	1.08%	$5.69	1.09%
Hypothetical**	$1,000	$1,019.44	$5.41	1.08%	$5.46	1.09%
Class I
Actual	$1,000	$1,107.30	$4.65	0.89%	$4.70	0.90%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$4.51	0.90%
Class Z
Actual	$1,000	$1,107.60	$4.18	0.80%	$4.23	0.81%
Hypothetical**	$1,000	$1,020.83	$4.01	0.80%	$4.06	0.81%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+

In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO SUMMARY

July 31, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,709.0

TEN LARGEST HOLDINGS2

Company	U.S. $ Value	Percent of Net Assets
Planet Fitness, Inc.	$31,291,825	1.8%
Five Below, Inc.	30,576,446	1.8
Teladoc, Inc.	28,829,506	1.7
Freshpet, Inc.	26,417,463	1.5
iRhythm Technologies, Inc.	25,423,557	1.5
Tetra Tech, Inc.	25,078,054	1.5
Grand Canyon Education, Inc.	23,859,517	1.4
Trupanion, Inc.	23,721,610	1.4
Blackbaud, Inc.	23,683,616	1.4
Cimpress NV	23,645,666	1.4
	$262,527,260	15.4%

1	All data are as of July 31, 2018. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

2	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS

July 31, 2018

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.4%
Information Technology – 24.9%
Communications Equipment – 0.8%
Ciena Corp.(a)	540,550	$13,729,970

Electronic Equipment, Instruments & Components – 1.3%
Littelfuse, Inc.	43,440	9,418,661
Novanta, Inc.(a)	203,100	12,663,285

		22,081,946

Internet Software & Services – 6.5%
2U, Inc.(a)	236,689	17,907,890
Etsy, Inc.(a)	494,450	20,203,227
GrubHub, Inc.(a)	167,960	20,472,644
New Relic, Inc.(a)	227,834	22,259,382
Q2 Holdings, Inc.(a)	170,346	10,075,966
Trade Desk, Inc. (The) – Class A(a)	232,132	19,573,370

		110,492,479

Semiconductors & Semiconductor Equipment – 2.6%
Monolithic Power Systems, Inc.	163,029	21,630,688
Silicon Laboratories, Inc.(a)	242,482	23,096,410

		44,727,098

Software – 12.4%
Altair Engineering, Inc. – Class A(a)	312,013	10,951,656
Aspen Technology, Inc.(a)	166,360	15,935,624
Blackbaud, Inc.	237,287	23,683,616
Blackline, Inc.(a)	303,339	12,952,575
Bottomline Technologies DE, Inc.(a)	410,420	22,121,638
Guidewire Software, Inc.(a)	166,775	14,376,005
HubSpot, Inc.(a)	179,386	22,261,803
Paylocity Holding Corp.(a)	382,658	22,194,164
Pivotal Software, Inc. – Class A(a)	328,954	7,549,494
Proofpoint, Inc.(a)	153,525	17,509,526
RingCentral, Inc. – Class A(a)	188,785	13,922,894
SailPoint Technologies Holding, Inc.(a)	674,116	16,239,455
Take-Two Interactive Software, Inc.(a)	111,763	12,631,454

		212,329,904

Technology Hardware, Storage & Peripherals – 1.3%
Pure Storage, Inc. – Class A(a)	1,048,000	22,699,680

		426,061,077

Health Care – 22.1%
Biotechnology – 11.2%
Adamas Pharmaceuticals, Inc.(a)(b)	300,513	7,146,199
Aimmune Therapeutics, Inc.(a)	269,956	7,807,127
Allakos, Inc.(a)	192,938	7,866,082

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PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ascendis Pharma A/S (Sponsored ADR)(a)	120,420	$8,181,335
Audentes Therapeutics, Inc.(a)	162,875	6,132,244
BeiGene Ltd. (Sponsored ADR)(a)	43,689	8,286,056
Biohaven Pharmaceutical Holding Co., Ltd.(a)	254,010	8,768,425
Blueprint Medicines Corp.(a)	154,159	9,178,627
Clovis Oncology, Inc.(a)	205,400	9,066,356
Deciphera Pharmaceuticals, Inc.(a)	230,234	7,920,050
Exact Sciences Corp.(a)	327,585	19,147,343
Loxo Oncology, Inc.(a)	85,739	14,368,999
Madrigal Pharmaceuticals, Inc.(a)	34,230	8,798,137
Neurocrine Biosciences, Inc.(a)	157,940	15,871,391
NuCana PLC (ADR)(a)(b)	234,542	4,951,182
Rubius Therapeutics, Inc.(a)	229,951	4,828,971
Sage Therapeutics, Inc.(a)	57,953	8,363,777
Sarepta Therapeutics, Inc.(a)	94,260	10,956,782
Spark Therapeutics, Inc.(a)(b)	125,180	9,603,810
Ultragenyx Pharmaceutical, Inc.(a)	169,139	13,380,586

		190,623,479

Health Care Equipment & Supplies – 3.7%
iRhythm Technologies, Inc.(a)	336,513	25,423,557
Penumbra, Inc.(a)	106,687	15,176,226
Tactile Systems Technology, Inc.(a)(b)	468,944	22,542,138

		63,141,921

Health Care Technology – 3.0%
Teladoc, Inc.(a)(b)	481,696	28,829,506
Vocera Communications, Inc.(a)	759,013	22,907,012

		51,736,518

Life Sciences Tools & Services – 1.4%
ICON PLC(a)	169,432	23,578,157

Pharmaceuticals – 2.8%
Aerie Pharmaceuticals, Inc.(a)(b)	164,255	11,095,425
Aquestive Therapeutics, Inc.(a)	336,664	5,063,427
GW Pharmaceuticals PLC (Sponsored ADR)(a)(b)	48,140	6,502,270
Intersect ENT, Inc.(a)	558,510	18,067,798
Revance Therapeutics, Inc.(a)	266,704	7,667,740

		48,396,660

		377,476,735

Industrials – 17.9%
Aerospace & Defense – 2.2%
Hexcel Corp.	302,005	20,841,365
Mercury Systems, Inc.(a)	409,184	17,075,248

		37,916,613

Commercial Services & Supplies – 2.9%
Cimpress NV(a)	161,879	23,645,666
Tetra Tech, Inc.	412,468	25,078,054

		48,723,720

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 15

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction & Engineering – 1.1%
Dycom Industries, Inc.(a)	213,214	$19,010,160

Industrial Conglomerates – 0.8%
Carlisle Cos., Inc.	109,390	13,437,468

Machinery – 6.1%
Gardner Denver Holdings, Inc.(a)	591,685	16,928,108
Gates Industrial Corp. PLC(a)	559,669	8,714,046
IDEX Corp.	135,386	20,792,582
Kennametal, Inc.	71,877	2,800,328
Lincoln Electric Holdings, Inc.	212,563	19,968,168
Nordson Corp.	122,240	16,393,607
RBC Bearings, Inc.(a)	130,608	18,987,791

		104,584,630

Road & Rail – 2.4%
Knight-Swift Transportation Holdings, Inc.	579,840	18,873,792
Saia, Inc.(a)	299,450	22,563,557

		41,437,349

Trading Companies & Distributors – 2.4%
H&E Equipment Services, Inc.	504,237	18,550,879
SiteOne Landscape Supply, Inc.(a)	245,241	21,865,688

		40,416,567

		305,526,507

Consumer Discretionary – 14.9%
Distributors – 1.3%
Pool Corp.	147,518	22,607,134

Diversified Consumer Services – 2.8%
Bright Horizons Family Solutions, Inc.(a)	220,805	23,623,927
Grand Canyon Education, Inc.(a)	204,750	23,859,517

		47,483,444

Hotels, Restaurants & Leisure – 3.6%
Hilton Grand Vacations, Inc.(a)	597,563	20,669,704
Planet Fitness, Inc.(a)	658,498	31,291,825
Wingstop, Inc.	194,320	9,589,692

		61,551,221

Internet & Direct Marketing Retail – 2.1%
Shutterfly, Inc.(a)	260,420	21,422,149
Wayfair, Inc. – Class A(a)	134,428	14,628,455

		36,050,604

Multiline Retail – 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	320,955	22,306,373

Specialty Retail – 3.8%
Five Below, Inc.(a)	314,702	30,576,446
Floor & Decor Holdings, Inc. – Class A(a)	412,728	19,707,762

16 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Sleep Number Corp.(a)	489,116	$13,934,915

		64,219,123

		254,217,899

Financials – 7.2%
Banks – 2.6%
Sterling Bancorp./DE	775,406	17,214,013
SVB Financial Group(a)	25,510	7,854,019
Western Alliance Bancorp(a)	342,083	19,402,948

		44,470,980

Capital Markets – 3.2%
Hamilton Lane, Inc. – Class A	380,945	18,654,877
Houlihan Lokey, Inc.	382,727	18,814,859
Stifel Financial Corp.	324,387	17,883,455

		55,353,191

Insurance – 1.4%
Trupanion, Inc.(a)(b)	570,231	23,721,610

		123,545,781

Materials – 3.4%
Chemicals – 2.4%
Ingevity Corp.(a)	193,908	19,326,810
PolyOne Corp.	501,715	22,501,918

		41,828,728

Construction Materials – 1.0%
Summit Materials, Inc. – Class A(a)	682,570	17,132,507

		58,961,235

Consumer Staples – 2.7%
Food & Staples Retailing – 1.1%
Chefs’ Warehouse, Inc. (The)(a)	712,590	19,204,300

Food Products – 1.6%
Freshpet, Inc.(a)(b)	910,947	26,417,463

		45,621,763

Energy – 2.3%
Energy Equipment & Services – 1.3%
Forum Energy Technologies, Inc.(a)	489,881	6,441,935
Oil States International, Inc.(a)	430,568	15,026,823

		21,468,758

Oil, Gas & Consumable Fuels – 1.0%
Matador Resources Co.(a)	507,260	16,993,210

		38,461,968

Telecommunication Services – 1.0%
Diversified Telecommunication Services – 1.0%
Vonage Holdings Corp.(a)	1,397,943	17,907,650

Total Common Stocks (cost $1,115,380,614)		1,647,780,615

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(b)(c) (cost $10,834,269)	70,700	$14,673,785

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) – Series D 0.00%(a)(d)(e)(f)	29,639	815,358
Honest Co., Inc. (The) – Series E 0.00%(a)(d)(e)(f)	7,460	140,258

Total Preferred Stocks (cost $1,502,384)		955,616

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(c)(g)(h) (cost $33,070,665)	33,070,665	33,070,665

Total Investments Before Security Lending Collateral for Securities Loaned – 99.3% (cost $1,160,787,932)		1,696,480,681

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.74%(c)(g)(h) (cost $68,574,404)	68,574,404	68,574,404

Total Investments – 103.3% (cost $1,229,362,336)		1,765,055,085
Other assets less liabilities – (3.3)%		(56,061,113)

Net Assets – 100.0%		$1,708,993,972

18 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Illiquid security.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 19

STATEMENT OF ASSETS & LIABILITIES

July 31, 2018

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,127,717,267)	$1,663,410,016	(a)
Affiliated issuers (cost $101,645,069—including investment of cash collateral for securities loaned of $68,574,404)	101,645,069
Receivable for investment securities sold	23,532,114
Receivable for capital stock sold	2,008,931
Unaffiliated dividends receivable	201,076
Affiliated dividends receivable	78,385

Total assets	1,790,875,591

Liabilities
Payable for collateral received on securities loaned	66,836,474
Payable for investment securities purchased	7,942,602
Payable for capital stock redeemed	3,682,964
Collateral due to Securities Lending Agent	1,737,930
Advisory fee payable	1,080,452
Distribution fee payable	174,058
Transfer Agent fee payable	80,799
Administrative fee payable	26,241
Directors’ fees payable	2,092
Accrued expenses	318,007

Total liabilities	81,881,619

Net Assets	$1,708,993,972

Composition of Net Assets
Capital stock, at par	$2,729
Additional paid-in capital	1,014,346,379
Accumulated net investment loss	(6,422,435)
Accumulated net realized gain on investment transactions	165,374,550
Net unrealized appreciation on investments	535,692,749

	$1,708,993,972

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$583,618,547	9,678,154	$60.30	*

B	$1,240,174	31,721	$39.10

C	$31,423,828	792,379	$39.66

Advisor	$414,913,384	6,322,639	$65.62

R	$33,088,462	566,094	$58.45

K	$42,227,408	683,614	$61.77

I	$448,949,122	6,871,538	$65.33

Z	$153,533,047	2,342,420	$65.54

(a)	Includes securities on loan with a value of $65,986,753 (see Note E).

*	The maximum offering price per share for Class A shares was $62.98 which reflects a sales charge of 4.25%.

See notes to financial statements.

20 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

STATEMENT OF OPERATIONS

Year Ended July 31, 2018

Investment Income
Dividends
Unaffiliated issuers	$3,296,977
Affiliated issuers	1,562,538	$4,859,515

Expenses
Advisory fee (see Note B)	11,140,564
Distribution fee—Class A	1,315,226
Distribution fee—Class B	12,737
Distribution fee—Class C	281,343
Distribution fee—Class R	166,801
Distribution fee—Class K	99,375
Transfer agency—Class A	511,440
Transfer agency—Class B	1,941
Transfer agency—Class C	27,688
Transfer agency—Advisor Class	342,983
Transfer agency—Class R	84,824
Transfer agency—Class K	24,940
Transfer agency—Class I	418,143
Transfer agency—Class Z	25,307
Custodian	203,094
Registration fees	136,661
Administrative	75,053
Printing	62,415
Audit and tax	60,275
Legal	48,522
Directors’ fees	26,569
Miscellaneous	49,053

Total expenses	15,114,954
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(202,991)

Net expenses		14,911,963

Net investment loss		(10,052,448)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		241,786,656
Net change in unrealized appreciation/depreciation of investments		195,974,184

Net gain on investment transactions		437,760,840

Net Increase in Net Assets from Operations		$427,708,392

See notes to financial statements.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31, 2018	Year Ended July 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(10,052,448)	$(7,655,473)
Net realized gain on investment transactions	241,786,656	123,855,523
Net change in unrealized appreciation/depreciation of investments	195,974,184	110,587,154

Net increase in net assets from operations	427,708,392	226,787,204
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(43,997,774)	(7,225,274)
Class B	(162,693)	(46,330)
Class C	(3,319,298)	(1,188,647)
Advisor Class	(27,307,196)	(5,602,479)
Class R	(3,088,203)	(848,050)
Class K	(3,274,123)	(1,155,471)
Class I	(28,475,966)	(6,202,047)
Class Z	(9,532,554)	(1,347,008)
Capital Stock Transactions
Net increase (decrease)	105,553,611	(17,208,382)

Total increase	414,104,196	185,963,516
Net Assets
Beginning of period	1,294,889,776	1,108,926,260

End of period (including accumulated net investment loss of ($6,422,435) and ($756,626), respectively)	$1,708,993,972	$1,294,889,776

See notes to financial statements.

22 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS

July 31, 2018

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company operates as a series company currently comprised of 29 portfolios. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z and Class T shares. Class T shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund was closed to new investors, subject to certain exceptions. Effective June 1, 2016, with the exception of Class B shares, the Fund reopened to new investors. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 23

NOTES TO FINANCIAL STATEMENTS (continued)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

24 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 25

NOTES TO FINANCIAL STATEMENTS (continued)

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,647,780,615		$	– 0	–	$	– 0	–	$1,647,780,615
Investment Companies	14,673,785			– 0	–		– 0	–	14,673,785
Preferred Stocks	– 0	–		– 0	–		955,616		955,616
Short-Term Investments	33,070,665			– 0	–		– 0	–	33,070,665
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	68,574,404			– 0	–		– 0	–	68,574,404

Total Investments in Securities	1,764,099,469			– 0	–		955,616		1,765,055,085
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,764,099,469		$	– 0	–		$955,616		$1,765,055,085

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

26 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,197,860		$1,197,860
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(388,496)		(388,496)
Purchases	146,252		146,252
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/18	$955,616		$955,616

Net change in unrealized appreciation/depreciation from investments held as of 7/31/18(a)	$(388,496)		$(388,496)

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 27

NOTES TO FINANCIAL STATEMENTS (continued)

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

28 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2018, the reimbursement for such services amounted to $75,053.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 29

NOTES TO FINANCIAL STATEMENTS (continued)

services. Such compensation retained by ABIS amounted to $473,549 for the year ended July 31, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $11,395 from the sale of Class A shares and received $7,369, $523 and $592 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2018, such waiver amounted to $56,561.

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2018 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$41,064	$343,372	$351,365	$33,071	$369
Government Money Market Portfolio*	84,994	773,282	789,702	68,574	1,194

Total				$101,645	$1,563

*	Investments of cash collateral for securities lending transactions (see Note E).

Brokerage commissions paid on investment transactions for the year ended July 31, 2018 amounted to $648,548, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets

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NOTES TO FINANCIAL STATEMENTS (continued)

attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $20,215,314, $2,784,718, $677,903 and $721,853 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2018 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$942,510,365		$972,870,302
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,250,990,796

Gross unrealized appreciation	$558,420,656
Gross unrealized depreciation	(44,356,367)

Net unrealized appreciation	$514,064,289

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 31

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivatives transactions for the year ended July 31, 2018.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset

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NOTES TO FINANCIAL STATEMENTS (continued)

as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At July 31, 2018, the Fund had securities on loan with a value of $65,986,753 and had received cash collateral which has been invested into Government Money Market Portfolio of $68,574,404. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $1,193,936 from Government Money Market Portfolio and paid a net rebate expense to the borrower, for the year ended July 31, 2018; this amount is reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2018, such waiver amounted to $146,430. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class A
Shares sold	1,177,537	4,107,221	$65,046,883	$183,226,064

Shares issued in reinvestment of distributions	820,760	160,291	41,686,411	6,781,894

Shares converted from Class B	7,459	12,637	399,974	550,996

Shares converted from Class C	12,425	215,002	668,629	10,165,505

Shares redeemed	(1,784,722)	(2,153,278)	(97,246,566)	(94,876,155)

Net increase	233,459	2,341,873	$10,555,331	$105,848,304

Class B
Shares sold	2,318	4,068	$84,700	$124,690

Shares issued in reinvestment of distributions	4,766	1,538	157,769	44,722

Shares converted to Class A	(11,262)	(18,311)	(399,974)	(550,996)

Shares redeemed	(2,407)	(7,171)	(87,807)	(223,357)

Net decrease	(6,585)	(19,876)	$(245,312)	$(604,941)

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 33

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class C
Shares sold	121,985	48,554	$4,677,010	$1,492,782

Shares issued in reinvestment of distributions	91,086	37,284	3,056,845	1,096,513

Shares converted to Class A	(18,441)	(310,163)	(668,629)	(10,165,505)

Shares redeemed	(204,569)	(319,762)	(7,504,715)	(9,805,148)

Net decrease	(9,939)	(544,087)	$(439,489)	$(17,381,358)

Advisor Class
Shares sold	2,167,943	2,123,318	$133,640,038	$103,304,850

Shares issued in reinvestment of distributions	339,940	86,364	18,761,274	3,933,861

Shares redeemed	(2,010,864)	(2,471,406)	(121,692,020)	(116,312,691)

Net increase (decrease)	497,019	(261,724)	$30,709,292	$(9,073,980)

Class R
Shares sold	165,581	153,209	$8,888,842	$6,719,829

Shares issued in reinvestment of distributions	62,565	20,494	3,088,193	848,048

Shares redeemed	(366,299)	(465,643)	(19,286,667)	(20,033,609)

Net decrease	(138,153)	(291,940)	$(7,309,632)	$(12,465,732)

Class K
Shares sold	181,568	187,456	$10,425,149	$8,517,165

Shares issued in reinvestment of distributions	62,891	26,709	3,270,986	1,155,456

Shares redeemed	(362,890)	(1,066,152)	(19,921,808)	(47,456,747)

Net decrease	(118,431)	(851,987)	$(6,225,673)	$(37,784,126)

Class I
Shares sold	2,298,970	1,352,005	$138,417,238	$65,074,309

Shares issued in reinvestment of distributions	518,198	136,695	28,474,999	6,201,852

Shares redeemed	(1,985,264)	(2,286,283)	(116,941,797)	(108,537,412)

Net increase (decrease)	831,904	(797,583)	$49,950,440	$(37,261,251)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2018	Year Ended July 31, 2017

Class Z
Shares sold	658,040	740,593	$39,253,166	$36,519,461

Shares issued in reinvestment of distributions	173,020	29,640	9,531,633	1,346,821

Shares redeemed	(339,361)	(1,026,088)	(20,226,145)	(46,351,580)

Net increase (decrease)	491,699	(255,855)	$28,558,654	$(8,485,298)

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Sector Risk—The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 35

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2018.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2018 and July 31, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$12,920,367	$	– 0	–
Net long-term capital gains	106,237,440		23,615,306

Total taxable distributions	$119,157,807		$23,615,306

As of July 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$27,407,825
Undistributed capital gains	153,172,750
Unrealized appreciation/(depreciation)	514,064,289	(a)

Total accumulated earnings/(deficit)	$694,644,864

(a)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2018, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the tax treatment of passive foreign investment companies (PFICs) and the reclassification of net operating loss to offset short-term capital gains resulted in a net decrease in accumulated net investment loss and a net decrease in accumulated net realized gain on investment and foreign currency transactions. These reclassifications had no effect on net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 37

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 49.25		$ 41.28		$ 48.82		$ 48.62		$ 47.08

Income From Investment Operations
Net investment loss(a)	(.44	)(b)	(.38	)(b)†	(.32	)(b)	(.33)		(.47)
Net realized and unrealized gain (loss) on investment transactions	16.28		9.32		(3.52)		6.07		5.28
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	15.84		8.94		(3.84)		5.74		4.81

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 60.30		$ 49.25		$ 41.28		$ 48.82		$ 48.62

Total Return
Total investment return based on net asset value(d)	33.99	%*	22.05	%†*‡	(7.77	)%*‡	13.24%		10.21	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$583,619		$465,188		$293,237		$378,062		$475,832
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.13%		1.17%		1.27%		1.20%		1.27%
Expenses, before waivers/reimbursements(e)	1.14%		1.19%		1.28%		1.20%		1.27%
Net investment loss	(.80	)%(b)	(.85	)%(b)†	(.80	)%(b)	(.70)%		(.93)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

38 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class B
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 33.67		$ 28.74		$ 35.48		$ 37.14		$ 36.93

Income From Investment Operations
Net investment loss(a)	(.58	)(b)	(.47	)(b)†	(.46	)(b)	(.53)		(.67)
Net realized and unrealized gain (loss) on investment transactions	10.80		6.37		(2.58)		4.41		4.15
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.22		5.90		(3.04)		3.88		3.48

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 39.10		$ 33.67		$ 28.74		$ 35.48		$ 37.14

Total Return
Total investment return based on net asset value(d)	32.94	%*	21.07	%†*‡	(8.48	)%*‡	12.22%		9.37	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,240		$1,290		$1,672		$2,652		$3,774
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.93%		1.97%		2.08%		1.99%		2.04%
Expenses, before waivers/reimbursements(e)	1.95%		1.98%		2.08%		1.99%		2.04%
Net investment loss	(1.60	)%(b)	(1.53	)%(b)†	(1.60	)%(b)	(1.49)%		(1.72)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 39

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 34.08		$ 29.06		$ 35.82		$ 37.41		$ 37.17

Income From Investment Operations
Net investment loss(a)	(.57	)(b)	(.45	)(b)†	(.45	)(b)	(.52)		(.65)
Net realized and unrealized gain (loss) on investment transactions	10.94		6.44		(2.61)		4.47		4.16
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	10.37		5.99		(3.06)		3.95		3.51

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 39.66		$ 34.08		$ 29.06		$ 35.82		$ 37.41

Total Return
Total investment return based on net asset value(d)	32.99	%*	21.15	%†*‡	(8.46	)%*‡	12.33%		9.39	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,424		$27,343		$39,132		$59,262		$67,619
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.88%		1.93%		2.02%		1.95%		2.00%
Expenses, before waivers/reimbursements(e)	1.89%		1.95%		2.03%		1.95%		2.00%
Net investment loss	(1.55	)%(b)	(1.46	)%(b)†	(1.54	)%(b)	(1.45)%		(1.66)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

40 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 53.10		$ 44.33		$ 52.00		$ 51.31		$ 49.39

Income From Investment Operations
Net investment loss(a)	(.33	)(b)	(.25	)(b)†	(.23	)(b)	(.22)		(.35)
Net realized and unrealized gain (loss) on investment transactions	17.64		9.99		(3.74)		6.45		5.54
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	17.31		9.74		(3.97)		6.23		5.19

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 65.62		$ 53.10		$ 44.33		$ 52.00		$ 51.31

Total Return
Total investment return based on net asset value(d)	34.30	%*	22.34	%†*‡	(7.53	)%*‡	13.51%		10.51	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$414,913		$309,330		$269,857		$491,170		$426,149
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.88%		.93%		1.01%		.94%		1.00%
Expenses, before waivers/reimbursements(e)	.89%		.94%		1.02%		.94%		1.00%
Net investment loss	(.55	)%(b)	(.52	)%(b)†	(.54	)%(b)	(.44)%		(.65)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 41

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class R
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 48.05		$ 40.44		$ 48.03		$ 48.09		$ 46.71

Income From Investment Operations
Net investment loss(a)	(.64	)(b)	(.47	)(b)†	(.43	)(b)	(.49)		(.59)
Net realized and unrealized gain (loss) on investment transactions	15.83		9.05		(3.46)		5.97		5.24
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	15.19		8.58		(3.89)		5.48		4.65

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 58.45		$ 48.05		$ 40.44		$ 48.03		$ 48.09

Total Return
Total investment return based on net asset value(d)	33.45	%*	21.61	%†*‡	(8.01	)%*‡	12.81%		9.94	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33,088		$33,842		$40,284		$54,094		$53,267
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.53%		1.51%		1.56%		1.54%		1.52%
Expenses, before waivers/reimbursements(e)	1.55%		1.53%		1.56%		1.54%		1.52%
Net investment loss	(1.20	)%(b)	(1.08	)%(b)†	(1.08	)%(b)	(1.04)%		(1.18)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 50.33		$ 42.18		$ 49.77		$ 49.48		$ 47.83

Income From Investment Operations
Net investment loss(a)	(.42	)(b)	(.30	)(b)†	(.31	)(b)	(.35)		(.44)
Net realized and unrealized gain (loss) on investment transactions	16.65		9.42		(3.58)		6.18		5.36
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	16.23		9.12		(3.89)		5.83		4.92

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 61.77		$ 50.33		$ 42.18		$ 49.77		$ 49.48

Total Return
Total investment return based on net asset value(d)	34.04	%*	22.00	%†*‡	(7.71	)%*‡	13.16%		10.30	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,228		$40,370		$69,770		$87,627		$82,244
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.09%		1.20%		1.23%		1.22%		1.19%
Expenses, before waivers/reimbursements(e)	1.11%		1.22%		1.23%		1.22%		1.19%
Net investment loss	(.76	)%(b)	(.67	)%(b)†	(.76	)%(b)	(.73)%		(.85)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 43

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended July 31,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 52.89		$ 44.15		$ 51.75		$ 51.07		$ 49.13

Income From Investment Operations
Net investment loss(a)	(.34	)(b)	(.24	)(b)†	(.19	)(b)	(.20)		(.30)
Net realized and unrealized gain (loss) on investment transactions	17.57		9.95		(3.71)		6.42		5.51
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	17.23		9.71		(3.90)		6.22		5.21

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		(5.54)		(3.27)

Net asset value, end of period	$ 65.33		$ 52.89		$ 44.15		$ 51.75		$ 51.07

Total Return
Total investment return based on net asset value(d)	34.29	%*	22.36	%†*‡	(7.42	)%*‡	13.57%		10.61	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$448,949		$319,437		$301,866		$462,296		$436,828
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.89%		.91%		.92%		.91%		.91%
Expenses, before waivers/reimbursements(e)	.91%		.93%		.92%		.91%		.91%
Net investment loss	(.57	)%(b)	(.51	)%(b)†	(.45	)%(b)	(.41)%		(.57)%
Portfolio turnover rate	65%		66%		70%		61%		80%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–	– 0	–

See footnote summary on page 46.

44 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Year Ended July 31,						June 30, 2015(f) to July 31, 2015
	2018		2017		2016

Net asset value, beginning of period	$ 53.00		$ 44.20		$ 51.75		$ 52.05

Income From Investment Operations
Net investment income (loss)(a)	(.28	)(b)	(.23	)(b)†	(.16	)(b)	(.05)
Net realized and unrealized gain (loss) on investment transactions	17.61		10.00		(3.69)		(.25	)**
Capital contributions	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	17.33		9.77		(3.85)		(.30)

Less: Distributions
Distributions from net realized gain on investment transactions	(4.79)		(.97)		(3.70)		– 0	–

Net asset value, end of period	$ 65.54		$ 53.00		$ 44.20		$ 51.75

Total Return
Total investment return based on net asset value(d)	34.42	%*	22.47	%†*‡	(7.32	)%*‡	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$153,533		$98,090		$93,108		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.80%		.82%		.85%		.71	%^
Expenses, before waivers/reimbursements(e)	.81%		.83%		.85%		.71	%^
Net investment income (loss)	(.48	)%(b)	(.49	)%(b)†	(.40	)%(b)	(1.06	)%^
Portfolio turnover rate	65%		66%		70%		61%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios:	.01%		.01%		– 0	–	– 0	–

See footnote summary on page 46.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 45

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended July 31, 2018 and July 31, 2017, such waiver amounted to .01% and .02%, respectively.

(f)	Commencement of distributions.

†	For the year ended July 31, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.004	.01%	.01%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2018, July 31, 2017, July 31, 2016 and July 31, 2014 by .03%, .03%, .02% and .01%, respectively.

Includes the impact of proceeds recorded and credited to the Fund resulting from regulatory settlement, which enhanced the Fund’s performance for the year ended July 31, 2016 by .01%.

‡

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

**

Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

46 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Small Cap Growth Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Small Cap Growth Portfolio (the “Fund”), (one of the series constituting The AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Cap Fund, Inc.) at July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 47

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2018

48 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

2018 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended July 31, 2018. For corporate shareholders, 33.82% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 21.67% of dividends paid as qualified dividend income.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2019.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 49

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Aronow, Mr. Kirpalani, Ms. Lau and Mr. Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

50 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith,# 1345 Avenue of the Americas New York, NY 10105 58 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr.## Chairman of the Board 76 (2005)	Private Investor since prior to 2013. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), He has extensive operating, leadership and venture capital investing experience, including five interim or full time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	94	Xilinx, Inc. (programmable logic semi-conductors) since 2007

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey,## 74 (2005)	Private Investor since prior to 2013. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	98	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2013

William H. Foulk, Jr.,## 86 (1992)	Investment Adviser and an Independent Consultant since prior to 2013. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 to early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	94	None

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 53

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Nancy P. Jacklin,## 70 (2006)	Private Investor since prior to 2013. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Carol C. McMullen,## 63 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	94	None

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 55

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody,## 66 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995) where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	94	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Earl D. Weiner,## 79 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	94	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department—Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***

The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 57

MANAGEMENT OF THE FUND (continued)

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 58	President and Chief Executive Officer	See biography above.

Bruce K. Aronow 52	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2013. He is also Chief Investment Officer of Small and SMID Cap Growth Equities.

N. Kumar Kirpalani 64	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2013.

Samantha S. Lau 45	Vice President	Senior Vice President of the Adviser,** with which she has been associated since prior to 2013. She is also Co-Chief Investment Officer of US Small/SMID Cap Growth Equities.

Wen-Tse Tseng 52	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2013.

Emilie D. Wrapp 62	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2013.

Joseph J. Mantineo 59	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2013.

Phyllis J. Clarke 57	Controller	Vice President of ABIS,** with which she has been associated since prior to 2013.

Vincent S. Noto 53	Chief Compliance Officer	Senior Vice President since 2015, Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2012.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

58 | AB SMALL CAP GROWTH PORTFOLIO	abfunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 1-3, 2018 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 59

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s former Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s former Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits

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relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2018. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the materials from the Fund’s Senior Analyst and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 61

large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another AB Fund with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund invests in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund is paid for services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the

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Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 63

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

All China Equity Portfolio

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1

Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 65

NOTES

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NOTES

abfunds.com	AB SMALL CAP GROWTH PORTFOLIO | 67

NOTES

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AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

SCG-0151-0718

ITEM 2.	CODE OF ETHICS.

(a)    The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b)    During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c)    During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Small Cap Growth	2017	$32,375	$83	$20,461
	2018	$32,375	$86	$23,402
AB Multi-Manager Select 2010	2017	$19,911	$—	$15,127
	2018	$18,130	$—	$16,072
AB Multi-Manager Select 2015	2017	$18,130	$—	$15,127
	2018	$18,130	$—	$16,072
AB Multi-Manager Select 2020	2017	$18,130	$7	$15,127
	2018	$18,130	$5	$16,072
AB Multi-Manager Select 2025	2017	$18,130	$9	$15,127
	2018	$18,130	$9	$16,072
AB Multi-Manager Select 2030	2017	$18,130	$7	$15,127
	2018	$18,130	$7	$16,072
AB Multi-Manager Select 2035	2017	$18,130	$6	$15,127
	2018	$18,130	$6	$16,072
AB Multi-Manager Select 2040	2017	$18,130	$—	$15,127
	2018	$18,130	$—	$16,072
AB Multi-Manager Select 2045	2017	$18,130	$—	$15,127
	2018	$18,130	$—	$16,072
AB Multi-Manager Select 2050	2017	$19,911	$—	$15,127
	2018	$18,130	$—	$18,382
AB Multi-Manager Select 2055	2017	$19,911	$—	$15,127
	2018	$18,130	$—	$16,072
AB Multi-Manager Select Ret Allocation	2017	$22,235	$—	$15,009
	2018	$22,235	$—	$16,072

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Small Cap Growth	2017	$549,449	$20,544
			$(83)
			$(20,461)

	2018	$852,678	$23,488
			$(86)
			$(23,402)

AB Multi-Manager Select 2010	2017	$544,032	$15,127
			$—
			$(15,127)

	2018	$845,262	$16,072
			$—
			$(16,072)

AB Multi-Manager Select 2015	2017	$544,032	$16,072
			$—
			$(16,072)

	2018	$845,262	$16,072
			$—
			$(16,072)

AB Multi-Manager Select 2020	2017	$544,039	$15,134
			$(7)
			$(15,127)

	2018	$845,267	$16,077
			$(5)
			$(16,072)

AB Multi-Manager Select 2025	2017	$544,041	$15,136
			$(9)
			$(15,127)

	2018	$845,271	$16,081
			$(9)
			$(16,072)

AB Multi-Manager Select 2030	2017	$544,039	$15,134
			$(7)
			$(15,127)

	2018	$845,269	$16,079
			$(7)
			$(16,072)

AB Multi-Manager Select 2035	2017	$544,038	$15,133
			$(6)
			$(15,127)

	2018	$845,268	$16,078
			$(6)
			$(16,072)

AB Multi-Manager Select 2040	2017	$544,032	$15,127
			$—
			$(15,127)

	2018	$845,262	$16,072
			$—
			$(16,072)

AB Multi-Manager Select 2045	2017	$544,032	$15,127
			$—
			$(15,127)

	2018	$845,262	$16,072
			$—
			$(16,072)

AB Multi-Manager Select 2050	2017	$544,032	$15,127
			$—
			$(15,127)

	2018	$847,572	$18,382
			$—
			$(18,382)

AB Multi-Manager Select 2055	2017	$544,032	$15,127
			$—
			$(15,127)

	2018	$845,262	$16,072
			$—
			$(16,072)

AB Multi-Manager Select Ret Allocation	2017	$543,914	$15,009
			$—
			$(15,009)

	2018	$845,262	$16,072
			$—
			$(16,072)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 28, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 28, 2018